UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811311.109

AFF5-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund (a)(c)	801,266	$ 6,346,023
Domestic Equity Funds - 26.6%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	80,669	7,182,784
Fidelity Advisor Series Equity-Income Fund (c)	1,156,226	14,267,831
Fidelity Advisor Series Growth & Income Fund (c)	894,047	11,595,783
Fidelity Advisor Series Growth Opportunities Fund (c)	657,124	6,926,089
Fidelity Advisor Series Opportunistic Insights Fund (c)	471,895	6,601,810
Fidelity Advisor Series Small Cap Fund (c)	373,213	3,926,198
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	728,352	9,118,966
Fidelity Series 100 Index Fund (c)	342,674	4,125,796
Fidelity Series 1000 Value Index Fund (c)	125,701	1,304,780
Fidelity Series All-Sector Equity Fund (c)	672,242	9,586,172
Fidelity Series Real Estate Equity Fund (c)	81,163	956,096
Fidelity Series Small Cap Opportunities Fund (c)	355,139	4,776,614
TOTAL DOMESTIC EQUITY FUNDS		80,368,919
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,648,560)		86,714,942
International Equity Funds - 11.7%

Developed International Equity Funds - 9.2%
Fidelity Series International Growth Fund (c)	869,959	12,501,312
Fidelity Series International Small Cap Fund (c)	181,184	2,811,972
Fidelity Series International Value Fund (c)	1,100,917	12,352,290
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		27,665,574
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund (c)	434,122	7,618,846
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,494,486)		35,284,420
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (c)	172,955	$ 1,738,197
Fidelity Series Floating Rate High Income Fund (c)	333,312	3,463,109
Fidelity Series High Income Fund (c)	1,540,999	16,134,257
Fidelity Series Real Estate Income Fund (c)	123,493	1,339,895
TOTAL HIGH YIELD BOND FUNDS		22,675,458
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund (c)	628,491	6,310,046
Investment Grade Bond Funds - 29.8%
Fidelity Series Investment Grade Bond Fund (c)	8,090,208	89,882,208
TOTAL BOND FUNDS (Cost $118,270,971)		118,867,712
Short-Term Funds - 20.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,936,944	27,431,058
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	33,446,494	33,446,494
TOTAL SHORT-TERM FUNDS (Cost $60,369,107)		60,877,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $281,783,124)		301,744,626
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,489)
NET ASSETS - 100%		$ 301,684,137
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 9,259,781	$ 655,261	$ 4,710,132	$ -	$ 7,182,784
Fidelity Advisor Growth & Income Fund Institutional Class	4,932,891	199,148	5,560,081	-	-
Fidelity Advisor Large Cap Fund Institutional Class	4,939,271	290,298	6,093,574	-	-
Fidelity Advisor Series Equity-Income Fund	6,678,206	10,944,157	4,166,579	166,469	14,267,831
Fidelity Advisor Series Growth & Income Fund (Formerly Fidelity Advisor Series Mega Cap Fund)	1,486,283	10,794,901	1,507,271	63,041	11,595,783
Fidelity Advisor Series Growth Opportunities Fund	-	6,610,467	40,692	2,635	6,926,089
Fidelity Advisor Series Opportunistic Insights Fund	4,718,776	2,714,752	2,055,527	-	6,601,810
Fidelity Advisor Series Small Cap Fund	-	3,844,086	113,210	2,992	3,926,198
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,717,864	3,619,612	1,974,539	79,711	9,118,966
Fidelity Advisor Short Fixed-Income Fund Institutional Class	42,520,470	6,816,816	21,831,682	237,997	27,431,058
Fidelity Advisor Small Cap Fund Institutional Class	3,791,219	301,071	4,664,672	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	8,011,617	26,485,166	39,554	33,446,494
Fidelity Series 100 Index Fund	1,544,268	2,698,983	402,681	49,131	4,125,796
Fidelity Series 1000 Value Index Fund	-	1,264,555	7,646	4,398	1,304,780
Fidelity Series All-Sector Equity Fund	12,345,820	1,547,866	5,689,701	80,474	9,586,172
Fidelity Series Commodity Strategy Fund	11,606,286	1,378,806	5,578,952	-	6,346,023
Fidelity Series Emerging Markets Debt Fund	1,922,638	228,135	265,565	72,685	1,738,197
Fidelity Series Emerging Markets Fund	6,352,622	1,977,024	1,028,158	71,062	7,618,846
Fidelity Series Floating Rate High Income Fund	3,388,054	608,128	456,744	111,239	3,463,109
Fidelity Series High Income Fund	14,966,543	3,598,499	2,376,595	587,382	16,134,257
Fidelity Series Inflation-Protected Bond Index Fund	28,253,550	3,417,081	23,556,938	2,610	6,310,046
Fidelity Series International Growth Fund	10,396,703	3,317,249	2,543,736	82,280	12,501,312
Fidelity Series International Small Cap Fund	2,144,791	954,324	539,901	21,889	2,811,972
Fidelity Series International Value Fund	10,285,665	4,978,244	4,324,657	253,221	12,352,290
Fidelity Series Investment Grade Bond Fund	55,981,719	46,106,653	9,920,483	1,046,233	89,882,208
Fidelity Series Large Cap Value Fund	7,189,173	3,710,984	10,078,509	87,146	-
Fidelity Series Real Estate Equity Fund	1,108,307	168,900	226,095	15,113	956,096
Fidelity Series Real Estate Income Fund	1,458,849	179,025	200,222	67,956	1,339,895
Fidelity Series Small Cap Opportunities Fund	4,413,628	1,828,900	1,890,477	1,037	4,776,614
Total	$ 310,323,419	$ 132,765,542	$ 148,290,185	$ 3,146,255	$ 301,744,626
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $282,195,019. Net unrealized appreciation aggregated $19,549,607, of which $22,363,903 related to appreciated investment securities and $2,814,296 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811320.109

AFF10-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)(c)	2,090,453	$ 16,556,386
Domestic Equity Funds - 33.1%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	301,369	26,833,856
Fidelity Advisor Series Equity-Income Fund (c)	4,057,597	50,070,745
Fidelity Advisor Series Growth & Income Fund (c)	3,446,600	44,702,402
Fidelity Advisor Series Growth Opportunities Fund (c)	2,478,511	26,123,505
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,710,325	23,927,453
Fidelity Advisor Series Small Cap Fund (c)	1,370,126	14,413,720
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,420,639	30,306,401
Fidelity Series 100 Index Fund (c)	1,125,345	13,549,148
Fidelity Series 1000 Value Index Fund (c)	533,082	5,533,387
Fidelity Series All-Sector Equity Fund (c)	2,642,810	37,686,469
Fidelity Series Real Estate Equity Fund (c)	300,338	3,537,985
Fidelity Series Small Cap Opportunities Fund (c)	1,283,526	17,263,419
TOTAL DOMESTIC EQUITY FUNDS		293,948,490
TOTAL DOMESTIC EQUITY FUNDS (Cost $263,620,169)		310,504,876
International Equity Funds - 14.4%

Developed International Equity Funds - 11.3%
Fidelity Series International Growth Fund (c)	3,133,208	45,024,198
Fidelity Series International Small Cap Fund (c)	657,234	10,200,268
Fidelity Series International Value Fund (c)	3,978,416	44,637,830
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		99,862,296
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund (c)	1,583,609	27,792,335
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $103,012,835)		127,654,631
Bond Funds - 35.9%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund (c)	503,560	$ 5,060,773
Fidelity Series Floating Rate High Income Fund (c)	947,886	9,848,532
Fidelity Series High Income Fund (c)	4,710,746	49,321,515
Fidelity Series Real Estate Income Fund (c)	381,669	4,141,104
TOTAL HIGH YIELD BOND FUNDS		68,371,924
Inflation-Protected Bond Funds - 1.7%
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,521,992	15,280,799
Investment Grade Bond Funds - 26.5%
Fidelity Series Investment Grade Bond Fund (c)	21,112,952	234,564,894
TOTAL BOND FUNDS (Cost $317,666,109)		318,217,617
Short-Term Funds - 14.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	6,146,993	57,412,913
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	73,429,086	73,429,086
TOTAL SHORT-TERM FUNDS (Cost $130,804,517)		130,841,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $815,103,630)		887,219,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,810)
NET ASSETS - 100%		$ 887,019,313
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 37,256,333	$ 1,894,825	$ 20,371,829	$ -	$ 26,833,856
Fidelity Advisor Growth & Income Fund Institutional Class	19,844,540	464,881	22,020,009	-	-
Fidelity Advisor Large Cap Fund Institutional Class	20,021,126	608,263	24,176,130	-	-
Fidelity Advisor Series Equity-Income Fund	27,797,031	25,883,941	6,729,475	645,082	50,070,745
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	6,212,935	42,033,233	6,862,549	249,839	44,702,402
Fidelity Advisor Series Growth Opportunities Fund	-	27,637,293	2,919,781	10,004	26,123,505
Fidelity Advisor Series Opportunistic Insights Fund	19,617,134	4,005,070	4,619,679	-	23,927,453
Fidelity Advisor Series Small Cap Fund	-	15,270,159	1,603,839	11,067	14,413,720
Fidelity Advisor Series Stock Selector Large Cap Value Fund	27,908,639	6,159,473	6,847,037	268,058	30,306,401
Fidelity Advisor Short Fixed-Income Fund Institutional Class	51,871,108	12,950,618	7,287,665	319,840	57,412,913
Fidelity Advisor Small Cap Fund Institutional Class	15,266,503	723,877	18,334,928	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	19,173,596	8,917,007	52,261	73,429,086
Fidelity Series 100 Index Fund	6,173,658	7,573,505	1,251,072	138,561	13,549,148
Fidelity Series 1000 Value Index Fund	-	5,405,672	76,722	18,770	5,533,387
Fidelity Series All-Sector Equity Fund	49,620,547	4,829,457	22,530,217	322,337	37,686,469
Fidelity Series Commodity Strategy Fund	46,125,134	6,544,098	31,588,550	-	16,556,386
Fidelity Series Emerging Markets Debt Fund	5,750,850	480,525	731,901	215,274	5,060,773
Fidelity Series Emerging Markets Fund	25,236,844	4,704,642	3,430,366	264,052	27,792,335
Fidelity Series Floating Rate High Income Fund	10,542,272	1,000,630	1,470,856	330,638	9,848,532
Fidelity Series High Income Fund	43,273,952	11,716,792	5,497,855	1,713,375	49,321,515
Fidelity Series Inflation-Protected Bond Index Fund	91,127,240	8,138,187	78,378,561	7,019	15,280,799
Fidelity Series International Growth Fund	42,059,080	4,577,001	7,004,074	304,980	45,024,198
Fidelity Series International Small Cap Fund	8,602,872	2,094,341	1,557,190	81,200	10,200,268
Fidelity Series International Value Fund	41,792,652	7,527,305	10,410,028	932,321	44,637,830
Fidelity Series Investment Grade Bond Fund	196,591,693	76,119,984	30,631,411	3,454,955	234,564,894
Fidelity Series Large Cap Value Fund	28,205,834	14,916,472	39,427,267	7,390,613	-
Fidelity Series Real Estate Equity Fund	4,145,322	467,388	692,847	57,850	3,537,985
Fidelity Series Real Estate Income Fund	4,736,681	453,748	736,126	216,295	4,141,104
Fidelity Series Small Cap Opportunities Fund	17,772,438	3,958,099	6,119,594	3,808	17,263,419
Total	$ 910,724,915	$ 317,313,075	$ 372,224,565	$ 17,008,199	$ 887,219,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $816,079,029. Net unrealized appreciation aggregated $71,140,094, of which $79,634,102 related to appreciated investment securities and $8,494,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811321.109

AFF15-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund (a)(c)	5,294,275	$ 41,930,656
Domestic Equity Funds - 38.6%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	759,084	67,588,830
Fidelity Advisor Series Equity-Income Fund (c)	10,788,333	133,128,025
Fidelity Advisor Series Growth & Income Fund (c)	8,325,271	107,978,759
Fidelity Advisor Series Growth Opportunities Fund (c)	6,164,003	64,968,589
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,409,036	61,682,412
Fidelity Advisor Series Small Cap Fund (c)	3,509,845	36,923,569
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,534,236	81,808,634
Fidelity Series 100 Index Fund (c)	2,598,382	31,284,524
Fidelity Series 1000 Value Index Fund (c)	1,200,398	12,460,128
Fidelity Series All-Sector Equity Fund (c)	6,558,514	93,524,413
Fidelity Series Real Estate Equity Fund (c)	677,187	7,977,264
Fidelity Series Small Cap Opportunities Fund (c)	3,312,255	44,549,823
TOTAL DOMESTIC EQUITY FUNDS		743,874,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $667,756,447)		785,805,626
International Equity Funds - 16.3%

Developed International Equity Funds - 13.0%
Fidelity Series International Growth Fund (c)	7,728,893	111,064,192
Fidelity Series International Small Cap Fund (c)	1,613,214	25,037,083
Fidelity Series International Value Fund (c)	10,173,667	114,148,549
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		250,249,824
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund (c)	3,654,780	64,141,394
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $251,675,788)		314,391,218
Bond Funds - 32.8%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund (c)	1,064,221	$ 10,695,421
Fidelity Series Floating Rate High Income Fund (c)	2,049,832	21,297,752
Fidelity Series High Income Fund (c)	10,529,338	110,242,165
Fidelity Series Real Estate Income Fund (c)	825,267	8,954,151
TOTAL HIGH YIELD BOND FUNDS		151,189,489
Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,481,028	24,909,517
Investment Grade Bond Funds - 23.6%
Fidelity Series Investment Grade Bond Fund (c)	40,974,864	455,230,738
TOTAL BOND FUNDS (Cost $628,747,352)		631,329,744
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	9,277,484	86,651,699
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	107,397,504	107,397,504
TOTAL SHORT-TERM FUNDS (Cost $192,707,574)		194,049,203
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,740,887,161)		1,925,575,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		(407,385)
NET ASSETS - 100%		$ 1,925,168,406
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 84,657,466	$ 1,877,930	$ 37,429,966	$ -	$ 67,588,830
Fidelity Advisor Growth & Income Fund Institutional Class	44,873,207	488,411	49,209,139	-	-
Fidelity Advisor Large Cap Fund Institutional Class	45,274,051	582,756	53,855,519	-	-
Fidelity Advisor Series Equity-Income Fund	61,416,234	95,442,010	31,150,714	1,558,483	133,128,025
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	13,693,032	95,376,408	8,732,612	590,325	107,978,759
Fidelity Advisor Series Growth Opportunities Fund	-	62,688,927	1,089,645	24,875	64,968,589
Fidelity Advisor Series Opportunistic Insights Fund	43,357,108	20,332,992	13,395,015	-	61,682,412
Fidelity Advisor Series Small Cap Fund	-	36,521,368	1,444,888	28,376	36,923,569
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,668,338	26,127,133	12,995,610	721,727	81,808,634
Fidelity Advisor Short Fixed-Income Fund Institutional Class	86,474,459	10,142,298	9,764,520	507,324	86,651,699
Fidelity Advisor Small Cap Fund Institutional Class	34,707,632	1,111,372	41,122,318	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	15,415,085	13,216,096	82,994	107,397,504
Fidelity Series 100 Index Fund	13,918,390	17,484,072	2,681,753	510,112	31,284,524
Fidelity Series 1000 Value Index Fund	-	12,209,429	210,121	42,259	12,460,128
Fidelity Series All-Sector Equity Fund	112,351,689	9,512,237	40,971,596	787,205	93,524,413
Fidelity Series Commodity Strategy Fund	105,007,756	12,917,264	66,005,594	-	41,930,656
Fidelity Series Emerging Markets Debt Fund	12,205,213	887,391	1,471,923	455,243	10,695,421
Fidelity Series Emerging Markets Fund	56,762,125	10,964,300	6,496,088	575,015	64,141,394
Fidelity Series Floating Rate High Income Fund	21,465,667	2,629,510	2,322,354	704,183	21,297,752
Fidelity Series High Income Fund	92,367,830	27,903,498	9,674,885	3,691,059	110,242,165
Fidelity Series Inflation-Protected Bond Index Fund	195,025,325	19,164,179	178,128,458	11,435	24,909,517
Fidelity Series International Growth Fund	94,342,991	15,705,197	11,543,713	749,886	111,064,192
Fidelity Series International Small Cap Fund	19,264,544	6,141,394	2,748,956	198,009	25,037,083
Fidelity Series International Value Fund	93,717,826	27,095,706	19,853,145	2,377,165	114,148,549
Fidelity Series Investment Grade Bond Fund	443,590,585	76,905,142	48,666,298	7,521,044	455,230,738
Fidelity Series Large Cap Value Fund	63,335,231	32,713,071	87,641,494	841,420	-
Fidelity Series Real Estate Equity Fund	9,445,628	766,625	1,393,924	129,745	7,977,264
Fidelity Series Real Estate Income Fund	11,099,419	1,020,730	2,442,705	495,262	8,954,151
Fidelity Series Small Cap Opportunities Fund	40,393,393	13,138,086	12,846,239	9,760	44,549,823
Total	$ 1,965,613,653	$ 653,264,521	$ 768,505,288	$ 22,612,906	$ 1,925,575,791
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,742,977,169. Net unrealized appreciation aggregated $182,598,622, of which $200,365,831 related to appreciated investment securities and $17,767,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811328.109

AFF20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(c)	9,801,906	$ 77,631,094
Domestic Equity Funds - 42.8%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,517,991	135,161,951
Fidelity Advisor Series Equity-Income Fund (c)	21,062,147	259,906,891
Fidelity Advisor Series Growth & Income Fund (c)	16,259,365	210,883,961
Fidelity Advisor Series Growth Opportunities Fund (c)	11,492,366	121,129,541
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,543,242	119,519,955
Fidelity Advisor Series Small Cap Fund (c)	6,610,137	69,538,644
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,375,320	154,939,005
Fidelity Series 100 Index Fund (c)	5,993,043	72,156,241
Fidelity Series 1000 Value Index Fund (c)	2,238,077	23,231,234
Fidelity Series All-Sector Equity Fund (c)	12,461,976	177,707,778
Fidelity Series Real Estate Equity Fund (c)	1,316,648	15,510,119
Fidelity Series Small Cap Opportunities Fund (c)	6,463,142	86,929,255
TOTAL DOMESTIC EQUITY FUNDS		1,446,614,575
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,302,510,326)		1,524,245,669
International Equity Funds - 18.2%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund (c)	15,216,366	218,659,186
Fidelity Series International Small Cap Fund (c)	2,667,688	41,402,512
Fidelity Series International Value Fund (c)	19,145,918	214,817,195
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		474,878,893
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund (c)	7,979,848	140,046,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $501,488,275)		614,925,224
Bond Funds - 30.3%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund (c)	2,217,805	$ 22,288,945
Fidelity Series Floating Rate High Income Fund (c)	3,408,821	35,417,650
Fidelity Series High Income Fund (c)	18,987,625	198,800,432
Fidelity Series Real Estate Income Fund (c)	1,446,210	15,691,382
TOTAL HIGH YIELD BOND FUNDS		272,198,409
Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	3,011,737	30,237,841
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund (c)	64,942,248	721,508,379
TOTAL BOND FUNDS (Cost $1,030,545,996)		1,023,944,629
Short-Term Funds - 6.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	10,465,957	97,752,040
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	119,529,062	119,529,062
TOTAL SHORT-TERM FUNDS (Cost $216,323,190)		217,281,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,050,867,787)		3,380,396,624
NET OTHER ASSETS (LIABILITIES) - 0.0%		(709,251)
NET ASSETS - 100%		$ 3,379,687,373
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 154,490,981	$ 4,591,592	$ 58,545,703	$ -	$ 135,161,951
Fidelity Advisor Growth & Income Fund Institutional Class	82,252,688	1,179,659	90,548,966	-	-
Fidelity Advisor Large Cap Fund Institutional Class	82,897,919	1,489,293	99,191,680	-	-
Fidelity Advisor Series Equity-Income Fund	112,102,324	180,431,722	46,242,213	2,953,152	259,906,891
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	25,056,657	182,642,154	11,786,653	1,132,632	210,883,961
Fidelity Advisor Series Growth Opportunities Fund	-	116,904,633	2,058,022	46,422	121,129,541
Fidelity Advisor Series Opportunistic Insights Fund	79,114,060	36,559,803	17,520,205	-	119,519,955
Fidelity Advisor Series Small Cap Fund	-	67,281,079	1,191,255	53,392	69,538,644
Fidelity Advisor Series Stock Selector Large Cap Value Fund	112,492,720	50,812,762	21,130,943	1,367,708	154,939,005
Fidelity Advisor Short Fixed-Income Fund Institutional Class	99,769,271	16,612,148	18,416,407	618,507	97,752,040
Fidelity Advisor Small Cap Fund Institutional Class	63,218,442	2,242,507	75,261,971	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	20,220,217	22,304,306	101,326	119,529,062
Fidelity Series 100 Index Fund	25,520,060	47,353,716	5,798,417	1,341,643	72,156,241
Fidelity Series 1000 Value Index Fund	-	22,766,788	395,272	78,863	23,231,234
Fidelity Series All-Sector Equity Fund	206,104,762	18,946,627	70,574,511	1,498,134	177,707,778
Fidelity Series Commodity Strategy Fund	192,966,991	25,296,441	122,335,385	-	77,631,094
Fidelity Series Emerging Markets Debt Fund	24,323,444	2,428,707	2,586,274	928,650	22,288,945
Fidelity Series Emerging Markets Fund	104,167,314	39,811,877	9,869,053	1,165,817	140,046,331
Fidelity Series Floating Rate High Income Fund	35,417,859	4,195,772	3,396,109	1,161,142	35,417,650
Fidelity Series High Income Fund	176,298,804	43,803,082	20,602,319	6,969,283	198,800,432
Fidelity Series Inflation-Protected Bond Index Fund	270,384,921	36,838,248	261,592,606	14,515	30,237,841
Fidelity Series International Growth Fund	172,481,169	40,878,051	18,317,497	1,411,701	218,659,186
Fidelity Series International Small Cap Fund	35,093,991	6,284,632	4,444,652	327,080	41,402,512
Fidelity Series International Value Fund	170,880,200	38,942,142	19,428,861	4,303,513	214,817,195
Fidelity Series Investment Grade Bond Fund	714,114,976	99,834,719	65,365,546	12,389,690	721,508,379
Fidelity Series Large Cap Value Fund	117,278,679	61,460,009	163,054,730	31,126,806	-
Fidelity Series Real Estate Equity Fund	17,572,853	1,649,031	2,105,285	248,743	15,510,119
Fidelity Series Real Estate Income Fund	19,257,908	2,645,375	4,898,394	890,629	15,691,382
Fidelity Series Small Cap Opportunities Fund	73,572,021	24,710,767	18,549,564	19,228	86,929,255
Total	$ 3,288,444,165	$ 1,198,813,553	$ 1,257,512,799	$ 70,148,576	$ 3,380,396,624
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $3,053,147,743. Net unrealized appreciation aggregated $327,248,881, of which $363,149,053 related to appreciated investment securities and $35,900,172 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811335.109

AFF25-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund (a)(c)	8,645,529	$ 68,472,588
Domestic Equity Funds - 49.8%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,746,077	155,470,733
Fidelity Advisor Series Equity-Income Fund (c)	23,152,955	285,707,463
Fidelity Advisor Series Growth & Income Fund (c)	17,375,875	225,365,098
Fidelity Advisor Series Growth Opportunities Fund (c)	13,143,193	138,529,256
Fidelity Advisor Series Opportunistic Insights Fund (c)	9,135,119	127,800,310
Fidelity Advisor Series Small Cap Fund (c)	7,321,390	77,021,025
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,766,122	172,351,852
Fidelity Series 100 Index Fund (c)	6,700,096	80,669,153
Fidelity Series 1000 Value Index Fund (c)	2,560,721	26,580,282
Fidelity Series All-Sector Equity Fund (c)	13,862,886	197,684,748
Fidelity Series Real Estate Equity Fund (c)	1,513,094	17,824,249
Fidelity Series Small Cap Opportunities Fund (c)	7,215,257	97,045,200
TOTAL DOMESTIC EQUITY FUNDS		1,602,049,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,421,959,363)		1,670,521,957
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund (c)	17,374,617	249,673,247
Fidelity Series International Small Cap Fund (c)	3,245,121	50,364,275
Fidelity Series International Value Fund (c)	22,419,688	251,548,897
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		551,586,419
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund (c)	8,917,942	156,509,877
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $583,934,915)		708,096,296
Bond Funds - 25.7%
	Shares	Value
High Yield Bond Funds - 8.3%
Fidelity Series Emerging Markets Debt Fund (c)	2,095,981	$ 21,064,611
Fidelity Series Floating Rate High Income Fund (c)	2,790,718	28,995,561
Fidelity Series High Income Fund (c)	19,315,592	202,234,245
Fidelity Series Real Estate Income Fund (c)	1,374,763	14,916,181
TOTAL HIGH YIELD BOND FUNDS		267,210,598
Inflation-Protected Bond Funds - 0.5%
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,610,178	16,166,188
Investment Grade Bond Funds - 16.9%
Fidelity Series Investment Grade Bond Fund (c)	48,863,603	542,874,624
TOTAL BOND FUNDS (Cost $827,835,906)		826,251,410
Short-Term Funds - 0.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	541,138	5,054,230
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	6,390,073	6,390,073
TOTAL SHORT-TERM FUNDS (Cost $11,410,964)		11,444,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,845,141,148)		3,216,313,966
NET OTHER ASSETS (LIABILITIES) - 0.0%		(637,647)
NET ASSETS - 100%		$ 3,215,676,319
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 168,222,574	$ 10,037,937	$ 61,771,418	$ -	$ 155,470,733
Fidelity Advisor Growth & Income Fund Institutional Class	89,324,444	2,811,266	99,939,107	-	-
Fidelity Advisor Large Cap Fund Institutional Class	90,137,343	3,660,575	110,306,363	-	-
Fidelity Advisor Series Equity-Income Fund	118,699,060	169,260,182	16,806,193	3,239,331	285,707,463
Fidelity Advisor Series Growth & Income Fund (Formerly Fidelity Advisor Series Mega Cap Fund)	26,284,215	192,559,274	9,400,986	1,233,577	225,365,098
Fidelity Advisor Series Growth Opportunities Fund	-	133,611,642	2,263,156	53,013	138,529,256
Fidelity Advisor Series Opportunistic Insights Fund	83,888,742	31,717,079	11,109,670	-	127,800,310
Fidelity Advisor Series Small Cap Fund	-	74,436,122	1,271,006	59,050	77,021,025
Fidelity Advisor Series Stock Selector Large Cap Value Fund	119,562,234	55,221,825	16,331,886	1,496,503	172,351,852
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,663,635	4,738,682	9,336,504	63,547	5,054,230
Fidelity Advisor Small Cap Fund Institutional Class	68,924,591	4,099,143	83,998,637	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	5,396,427	10,782,497	10,560	6,390,073
Fidelity Series 100 Index Fund	27,794,239	51,785,539	4,168,984	970,990	80,669,153
Fidelity Series 1000 Value Index Fund	-	26,032,108	434,338	90,101	26,580,282
Fidelity Series All-Sector Equity Fund	223,124,251	26,092,004	77,664,304	1,662,754	197,684,748
Fidelity Series Commodity Strategy Fund	209,981,372	37,279,359	158,593,487	-	68,472,588
Fidelity Series Emerging Markets Debt Fund	21,302,722	3,064,190	1,635,861	837,279	21,064,611
Fidelity Series Emerging Markets Fund	111,535,501	45,588,635	7,161,666	1,379,300	156,509,877
Fidelity Series Floating Rate High Income Fund	26,695,868	4,921,152	1,992,554	892,562	28,995,561
Fidelity Series High Income Fund	202,125,088	27,891,284	27,198,781	8,267,060	202,234,245
Fidelity Series Inflation-Protected Bond Index Fund	157,454,593	29,874,774	162,206,130	8,087	16,166,188
Fidelity Series International Growth Fund	184,869,495	52,213,309	14,215,446	1,610,157	249,673,247
Fidelity Series International Small Cap Fund	37,686,968	10,661,755	3,028,082	395,173	50,364,275
Fidelity Series International Value Fund	183,537,602	55,551,691	14,998,992	5,094,831	251,548,897
Fidelity Series Investment Grade Bond Fund	501,358,646	95,736,942	34,942,655	8,987,764	542,874,624
Fidelity Series Large Cap Value Fund	126,349,210	72,904,036	180,844,898	1,793,965	-
Fidelity Series Real Estate Equity Fund	18,637,135	2,678,052	1,713,877	278,214	17,824,249
Fidelity Series Real Estate Income Fund	15,704,734	2,310,274	1,990,833	766,925	14,916,181
Fidelity Series Small Cap Opportunities Fund	80,339,838	26,037,056	17,295,582	21,691	97,045,200
Total	$ 2,914,980,243	$ 1,258,172,314	$ 1,143,403,893	$ 39,212,434	$ 3,216,313,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,848,289,903. Net unrealized appreciation aggregated $368,024,063, of which $395,749,979 related to appreciated investment securities and $27,725,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811336.109

AFF30-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 2.6%
Fidelity Series Commodity Strategy Fund (a)(b)	10,382,895	$ 82,232,526
Domestic Equity Funds - 58.3%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,960,672	174,578,279
Fidelity Advisor Series Equity-Income Fund (b)	28,201,014	348,000,512
Fidelity Advisor Series Growth & Income Fund (b)	17,935,935	232,629,083
Fidelity Advisor Series Growth Opportunities Fund (b)	14,668,545	154,606,465
Fidelity Advisor Series Opportunistic Insights Fund (b)	11,513,556	161,074,647
Fidelity Advisor Series Small Cap Fund (b)	7,902,296	83,132,152
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	18,332,337	229,520,857
Fidelity Series 100 Index Fund (b)	7,887,277	94,962,817
Fidelity Series 1000 Value Index Fund (b)	2,957,052	30,694,203
Fidelity Series All-Sector Equity Fund (b)	15,928,067	227,134,229
Fidelity Series Real Estate Equity Fund (b)	1,577,877	18,587,388
Fidelity Series Small Cap Opportunities Fund (b)	8,688,268	116,857,207
TOTAL DOMESTIC EQUITY FUNDS		1,871,777,839
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,692,734,295)		1,954,010,365
International Equity Funds - 25.8%

Developed International Equity Funds - 20.1%
Fidelity Series International Growth Fund (b)	20,602,385	296,056,267
Fidelity Series International Small Cap Fund (b)	3,814,789	59,205,530
Fidelity Series International Value Fund (b)	25,990,538	291,613,833
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		646,875,630

	Shares	Value
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund (b)	10,401,537	$ 182,546,976
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $697,855,625)		829,422,606
Bond Funds - 13.3%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund (b)	2,140,355	21,510,563
Fidelity Series Floating Rate High Income Fund (b)	2,598,530	26,998,721
Fidelity Series High Income Fund (b)	20,006,519	209,468,258
Fidelity Series Real Estate Income Fund (b)	1,368,272	14,845,756
TOTAL HIGH YIELD BOND FUNDS		272,823,298
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund (b)	303,142	3,043,547
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund (b)	13,686,294	152,054,721
TOTAL BOND FUNDS (Cost $417,594,619)		427,921,566
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,808,184,539)		3,211,354,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(645,830)
NET ASSETS - 100%		$ 3,210,708,707
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 179,689,389	$ 17,934,407	$ 64,615,355	$ -	$ 174,578,279
Fidelity Advisor Growth & Income Fund Institutional Class	95,214,795	1,721,067	105,161,542	-	-
Fidelity Advisor Large Cap Fund Institutional Class	96,135,812	2,330,496	115,915,404	-	-
Fidelity Advisor Series Equity-Income Fund	126,635,001	224,785,371	18,777,854	3,652,449	348,000,512
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	28,043,155	199,245,095	10,884,410	1,284,377	232,629,083
Fidelity Advisor Series Growth Opportunities Fund	-	148,492,959	1,737,768	59,260	154,606,465
Fidelity Advisor Series Opportunistic Insights Fund	89,481,574	57,899,633	11,780,278	-	161,074,647
Fidelity Advisor Series Small Cap Fund	-	80,518,132	1,516,805	63,855	83,132,152
Fidelity Advisor Series Stock Selector Large Cap Value Fund	127,546,729	109,164,356	21,343,582	2,045,773	229,520,857
Fidelity Advisor Small Cap Fund Institutional Class	73,801,869	2,755,842	88,170,659	-	-
Fidelity Series 100 Index Fund	29,526,733	66,600,738	7,136,591	1,785,489	94,962,817
Fidelity Series 1000 Value Index Fund	-	30,182,082	537,990	95,382	30,694,203
Fidelity Series All-Sector Equity Fund	237,970,708	32,613,473	70,358,633	1,859,675	227,134,229
Fidelity Series Commodity Strategy Fund	223,024,825	39,691,005	159,032,971	-	82,232,526
Fidelity Series Emerging Markets Debt Fund	21,567,139	3,394,471	1,773,619	840,658	21,510,563
Fidelity Series Emerging Markets Fund	119,091,201	68,079,283	11,975,733	1,730,315	182,546,976
Fidelity Series Floating Rate High Income Fund	24,857,076	4,885,687	2,165,875	829,436	26,998,721
Fidelity Series High Income Fund	206,384,861	28,630,013	24,893,025	8,445,154	209,468,258
Fidelity Series Inflation-Protected Bond Index Fund	75,072,305	18,748,477	86,701,916	2,385	3,043,547
Fidelity Series International Growth Fund	197,193,583	91,276,700	21,384,924	1,994,725	296,056,267
Fidelity Series International Small Cap Fund	40,156,611	16,879,702	3,384,322	411,482	59,205,530
Fidelity Series International Value Fund	195,575,080	88,253,941	21,133,244	5,913,342	291,613,833
Fidelity Series Investment Grade Bond Fund	513,272,085	92,728,039	437,730,707	7,607,056	152,054,721
Fidelity Series Large Cap Value Fund	134,229,504	74,944,915	189,628,457	37,657,875	-
Fidelity Series Real Estate Equity Fund	19,848,733	2,645,920	2,039,123	291,932	18,587,388
Fidelity Series Real Estate Income Fund	14,357,770	2,659,141	1,136,312	723,118	14,845,756
Fidelity Series Small Cap Opportunities Fund	85,867,813	36,758,423	14,495,773	23,161	116,857,207
Total	$ 2,954,544,351	$ 1,543,819,368	$ 1,495,412,872	$ 77,316,899	$ 3,211,354,537
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,811,077,167. Net unrealized appreciation aggregated $400,277,370, of which $416,122,080 related to appreciated investment securities and $15,844,710 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811337.109

AFF35-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(b)	6,992,765	$ 55,382,701
Domestic Equity Funds - 60.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,537,927	136,937,053
Fidelity Advisor Series Equity-Income Fund (b)	21,383,618	263,873,844
Fidelity Advisor Series Growth & Income Fund (b)	14,051,118	182,242,995
Fidelity Advisor Series Growth Opportunities Fund (b)	11,607,156	122,339,427
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,873,357	110,148,264
Fidelity Advisor Series Small Cap Fund (b)	6,496,929	68,347,698
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,708,238	171,627,137
Fidelity Series 100 Index Fund (b)	6,092,523	73,353,982
Fidelity Series 1000 Value Index Fund (b)	2,260,946	23,468,617
Fidelity Series All-Sector Equity Fund (b)	12,886,264	183,758,121
Fidelity Series Real Estate Equity Fund (b)	1,333,195	15,705,037
Fidelity Series Small Cap Opportunities Fund (b)	6,599,634	88,765,079
TOTAL DOMESTIC EQUITY FUNDS		1,440,567,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,282,698,975)		1,495,949,955
International Equity Funds - 26.9%

Developed International Equity Funds - 21.0%
Fidelity Series International Growth Fund (b)	15,676,297	225,268,389
Fidelity Series International Small Cap Fund (b)	2,949,385	45,774,456
Fidelity Series International Value Fund (b)	19,974,091	224,109,297
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		495,152,142

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	7,994,313	$ 140,300,188
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $529,271,999)		635,452,330
Bond Funds - 9.9%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,579,471	15,873,685
Fidelity Series Floating Rate High Income Fund (b)	1,667,292	17,323,161
Fidelity Series High Income Fund (b)	14,834,864	155,321,022
Fidelity Series Real Estate Income Fund (b)	1,008,337	10,940,456
TOTAL HIGH YIELD BOND FUNDS		199,458,324
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)	0	0
Investment Grade Bond Funds - 1.5%
Fidelity Series Investment Grade Bond Fund (b)	3,163,813	35,149,961
TOTAL BOND FUNDS (Cost $227,078,101)		234,608,285
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,039,049,075)		2,366,010,570
NET OTHER ASSETS (LIABILITIES) - 0.0%		(446,028)
NET ASSETS - 100%		$ 2,365,564,542
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 146,037,675	$ 8,552,529	$ 51,825,500	$ -	$ 136,937,053
Fidelity Advisor Growth & Income Fund Institutional Class	77,536,597	2,512,472	86,810,609	-	-
Fidelity Advisor Large Cap Fund Institutional Class	78,302,498	3,348,667	96,086,314	-	-
Fidelity Advisor Series Equity-Income Fund	101,253,648	160,922,545	10,379,540	2,818,696	263,873,844
Fidelity Advisor Series Growth & Income Fund (Formerly Fidelity Advisor Series Mega Cap Fund)	22,423,472	154,719,556	7,980,788	1,025,751	182,242,995
Fidelity Advisor Series Growth Opportunities Fund	-	118,041,843	2,043,246	46,798	122,339,427
Fidelity Advisor Series Opportunistic Insights Fund	71,567,575	25,861,258	7,223,522	-	110,148,264
Fidelity Advisor Series Small Cap Fund	-	66,087,128	1,146,926	52,378	68,347,698
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,988,948	69,463,643	11,387,674	1,506,611	171,627,137
Fidelity Advisor Small Cap Fund Institutional Class	60,006,024	3,301,305	72,928,093	-	-
Fidelity Series 100 Index Fund	24,100,686	47,653,818	3,037,424	866,703	73,353,982
Fidelity Series 1000 Value Index Fund	-	22,994,638	393,467	79,525	23,468,617
Fidelity Series All-Sector Equity Fund	193,432,696	24,098,967	56,011,831	1,544,101	183,758,121
Fidelity Series Commodity Strategy Fund	182,349,768	37,764,191	146,715,469	-	55,382,701
Fidelity Series Emerging Markets Debt Fund	15,061,340	2,971,964	981,181	596,742	15,873,685
Fidelity Series Emerging Markets Fund	96,441,362	44,953,568	7,154,828	1,309,643	140,300,188
Fidelity Series Floating Rate High Income Fund	15,821,013	3,051,377	1,174,278	531,108	17,323,161
Fidelity Series High Income Fund	143,718,637	23,897,022	11,890,950	6,003,709	155,321,022
Fidelity Series Inflation-Protected Bond Index Fund	-	337,603	335,204	9	-
Fidelity Series International Growth Fund	159,255,463	56,869,807	14,443,352	1,519,242	225,268,389
Fidelity Series International Small Cap Fund	32,344,142	11,626,100	2,643,008	342,963	45,774,456
Fidelity Series International Value Fund	157,641,894	53,273,928	10,580,773	4,450,466	224,109,297
Fidelity Series Investment Grade Bond Fund	200,160,305	46,134,220	204,693,237	3,101,994	35,149,961
Fidelity Series Large Cap Value Fund	109,701,861	64,514,597	157,777,784	1,584,677	-
Fidelity Series Real Estate Equity Fund	16,098,520	2,622,256	1,464,414	243,588	15,705,037
Fidelity Series Real Estate Income Fund	9,212,263	3,052,890	627,834	494,891	10,940,456
Fidelity Series Small Cap Opportunities Fund	69,819,611	23,497,237	11,492,012	18,406	88,765,079
Total	$ 2,084,275,998	$ 1,082,125,129	$ 979,229,255	$ 28,138,001	$ 2,366,010,570
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,041,359,188. Net unrealized appreciation aggregated $324,651,382, of which $333,945,619 related to appreciated investment securities and $9,294,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811338.109

AFF40-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(b)	6,652,547	$ 52,688,169
Domestic Equity Funds - 60.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,511,329	134,568,767
Fidelity Advisor Series Equity-Income Fund (b)	20,311,331	250,641,826
Fidelity Advisor Series Growth & Income Fund (b)	13,788,029	178,830,734
Fidelity Advisor Series Growth Opportunities Fund (b)	11,458,530	120,772,908
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,459,117	104,353,047
Fidelity Advisor Series Small Cap Fund (b)	6,380,739	67,125,377
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	12,776,576	159,962,735
Fidelity Series 100 Index Fund (b)	5,852,445	70,463,434
Fidelity Series 1000 Value Index Fund (b)	2,239,144	23,242,314
Fidelity Series All-Sector Equity Fund (b)	12,276,003	175,055,806
Fidelity Series Real Estate Equity Fund (b)	1,306,559	15,391,267
Fidelity Series Small Cap Opportunities Fund (b)	6,338,601	85,254,182
TOTAL DOMESTIC EQUITY FUNDS		1,385,662,397
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,240,093,611)		1,438,350,566
International Equity Funds - 26.9%

Developed International Equity Funds - 21.0%
Fidelity Series International Growth Fund (b)	15,142,502	217,597,756
Fidelity Series International Small Cap Fund (b)	2,843,863	44,136,755
Fidelity Series International Value Fund (b)	19,166,249	215,045,317
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		476,779,828

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	7,658,551	$ 134,407,575
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $505,259,384)		611,187,403
Bond Funds - 9.9%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,517,621	15,252,088
Fidelity Series Floating Rate High Income Fund (b)	1,453,853	15,105,528
Fidelity Series High Income Fund (b)	14,264,039	149,344,487
Fidelity Series Real Estate Income Fund (b)	969,978	10,524,266
TOTAL HIGH YIELD BOND FUNDS		190,226,369
Investment Grade Bond Funds - 1.5%
Fidelity Series Investment Grade Bond Fund (b)	3,178,406	35,312,094
TOTAL BOND FUNDS (Cost $219,665,658)		225,538,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,965,018,653)		2,275,076,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(448,470)
NET ASSETS - 100%		$ 2,274,627,962
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 143,673,712	$ 7,052,607	$ 49,923,001	$ -	$ 134,568,767
Fidelity Advisor Growth & Income Fund Institutional Class	75,975,139	2,089,336	84,711,075	-	-
Fidelity Advisor Large Cap Fund Institutional Class	76,812,641	2,755,612	93,831,945	-	-
Fidelity Advisor Series Equity-Income Fund	100,676,220	147,848,988	9,868,688	2,753,808	250,641,826
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,294,860	151,714,468	8,096,713	1,011,033	178,830,734
Fidelity Advisor Series Growth Opportunities Fund	-	116,732,706	2,232,052	46,299	120,772,908
Fidelity Advisor Series Opportunistic Insights Fund	71,158,645	20,576,135	7,057,007	975,853	104,353,047
Fidelity Advisor Series Small Cap Fund	-	65,018,119	1,247,760	51,553	67,125,377
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,402,797	59,123,166	12,163,644	1,409,938	159,962,735
Fidelity Advisor Small Cap Fund Institutional Class	59,092,069	2,731,926	71,334,284	-	-
Fidelity Series 100 Index Fund	23,560,024	45,106,960	2,724,210	776,052	70,463,434
Fidelity Series 1000 Value Index Fund	-	22,813,110	431,626	78,931	23,242,314
Fidelity Series All-Sector Equity Fund	189,472,856	21,895,719	58,667,223	1,474,237	175,055,806
Fidelity Series Commodity Strategy Fund	180,115,990	34,812,463	144,564,486	-	52,688,169
Fidelity Series Emerging Markets Debt Fund	14,730,822	2,684,601	1,014,943	576,836	15,252,088
Fidelity Series Emerging Markets Fund	94,763,737	40,831,673	7,384,036	1,261,826	134,407,575
Fidelity Series Floating Rate High Income Fund	13,987,354	2,541,820	1,091,327	477,006	15,105,528
Fidelity Series High Income Fund	141,548,587	20,111,199	11,867,469	5,836,725	149,344,487
Fidelity Series International Growth Fund	156,546,342	51,149,018	13,213,520	1,463,870	217,597,756
Fidelity Series International Small Cap Fund	31,795,611	10,639,751	2,683,178	330,036	44,136,755
Fidelity Series International Value Fund	154,936,713	48,554,822	11,799,872	4,286,675	215,045,317
Fidelity Series Investment Grade Bond Fund	167,049,065	29,989,823	156,385,725	2,535,186	35,312,094
Fidelity Series Large Cap Value Fund	106,490,192	63,167,719	153,226,005	31,190,377	-
Fidelity Series Real Estate Equity Fund	15,629,519	2,630,580	1,353,965	239,010	15,391,267
Fidelity Series Real Estate Income Fund	8,218,795	3,539,589	598,274	455,987	10,524,266
Fidelity Series Small Cap Opportunities Fund	68,837,714	20,923,177	11,320,341	18,033	85,254,182
Total	$ 2,018,769,404	$ 997,035,087	$ 918,792,369	$ 57,249,271	$ 2,275,076,432
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,967,315,997. Net unrealized appreciation aggregated $307,760,435, of which $316,912,925 related to appreciated investment securities and $9,152,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.843408.107

AFF45-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(b)	3,208,390	$ 25,410,451
Domestic Equity Funds - 60.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	743,479	66,199,351
Fidelity Advisor Series Equity-Income Fund (b)	9,604,511	118,519,663
Fidelity Advisor Series Growth & Income Fund (b)	7,237,669	93,872,563
Fidelity Advisor Series Growth Opportunities Fund (b)	5,677,707	59,843,027
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,472,312	48,577,645
Fidelity Advisor Series Small Cap Fund (b)	3,129,461	32,921,926
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	6,045,499	75,689,648
Fidelity Series 100 Index Fund (b)	2,837,597	34,164,671
Fidelity Series 1000 Value Index Fund (b)	1,106,726	11,487,819
Fidelity Series All-Sector Equity Fund (b)	5,730,316	81,714,300
Fidelity Series Real Estate Equity Fund (b)	659,917	7,773,820
Fidelity Series Small Cap Opportunities Fund (b)	3,052,902	41,061,532
TOTAL DOMESTIC EQUITY FUNDS		671,825,965
TOTAL DOMESTIC EQUITY FUNDS (Cost $595,014,223)		697,236,416
International Equity Funds - 26.9%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund (b)	7,307,248	105,005,147
Fidelity Series International Small Cap Fund (b)	1,355,877	21,043,214
Fidelity Series International Value Fund (b)	9,311,628	104,476,468
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		230,524,829

	Shares	Value
Emerging Markets Equity Funds - 6.0%
Fidelity Series Emerging Markets Fund (b)	3,747,676	$ 65,771,710
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $247,269,336)		296,296,539
Bond Funds - 9.9%

High Yield Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund (b)	735,926	7,396,055
Fidelity Series Floating Rate High Income Fund (b)	365,763	3,800,281
Fidelity Series High Income Fund (b)	6,918,316	72,434,764
Fidelity Series Real Estate Income Fund (b)	470,085	5,100,426
TOTAL HIGH YIELD BOND FUNDS		88,731,526
Investment Grade Bond Funds - 1.9%
Fidelity Series Investment Grade Bond Fund (b)	1,853,874	20,596,540
TOTAL BOND FUNDS (Cost $105,928,797)		109,328,066
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $948,212,356)		1,102,861,021
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190,972)
NET ASSETS - 100%		$ 1,102,670,049
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 66,669,108	$ 6,996,245	$ 23,758,750	$ -	$ 66,199,351
Fidelity Advisor Growth & Income Fund Institutional Class	35,481,306	2,174,951	40,817,196	-	-
Fidelity Advisor Large Cap Fund Institutional Class	35,845,261	3,014,855	45,776,796	-	-
Fidelity Advisor Series Equity-Income Fund	44,779,464	72,223,036	4,060,255	1,279,106	118,519,663
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	9,921,685	80,949,150	3,658,414	514,724	93,872,563
Fidelity Advisor Series Growth Opportunities Fund	-	57,872,555	1,135,919	22,915	59,843,027
Fidelity Advisor Series Opportunistic Insights Fund	31,656,678	11,003,178	3,164,947	-	48,577,645
Fidelity Advisor Series Small Cap Fund	-	31,902,235	631,603	25,256	32,921,926
Fidelity Advisor Series Stock Selector Large Cap Value Fund	45,101,687	29,979,195	4,684,914	663,398	75,689,648
Fidelity Advisor Small Cap Fund Institutional Class	27,435,072	2,699,812	34,736,157	-	-
Fidelity Series 100 Index Fund	11,099,125	22,335,513	1,446,709	332,485	34,164,671
Fidelity Series 1000 Value Index Fund	-	11,281,730	219,162	38,968	11,487,819
Fidelity Series All-Sector Equity Fund	88,201,459	14,874,502	32,340,613	687,433	81,714,300
Fidelity Series Commodity Strategy Fund	83,502,801	21,454,296	71,096,323	-	25,410,451
Fidelity Series Emerging Markets Debt Fund	6,420,091	1,916,973	426,531	262,927	7,396,055
Fidelity Series Emerging Markets Fund	44,075,777	22,226,435	3,519,046	606,933	65,771,710
Fidelity Series Floating Rate High Income Fund	2,952,479	1,187,651	259,842	110,786	3,800,281
Fidelity Series High Income Fund	82,180,603	17,945,965	27,410,012	3,441,758	72,434,764
Fidelity Series International Growth Fund	72,337,325	27,145,110	5,604,795	672,815	105,005,147
Fidelity Series International Small Cap Fund	14,681,753	5,530,772	1,208,048	164,056	21,043,214
Fidelity Series International Value Fund	71,628,283	28,193,710	6,478,459	2,141,800	104,476,468
Fidelity Series Investment Grade Bond Fund	40,856,148	12,830,681	31,627,849	683,297	20,596,540
Fidelity Series Large Cap Value Fund	50,091,676	33,415,278	75,265,233	777,482	-
Fidelity Series Real Estate Equity Fund	7,335,896	1,773,416	584,636	117,364	7,773,820
Fidelity Series Real Estate Income Fund	3,123,821	2,471,268	226,156	197,843	5,100,426
Fidelity Series Small Cap Opportunities Fund	32,003,872	10,887,540	5,080,319	8,984	41,061,532
Total	$ 907,381,370	$ 534,286,052	$ 425,218,684	$ 12,750,330	$ 1,102,861,021
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $949,581,125. Net unrealized appreciation aggregated $153,279,896, of which $157,064,784 related to appreciated investment securities and $3,784,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.843409.107

AFF50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(b)	2,338,622	$ 18,521,885
Domestic Equity Funds - 60.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	542,723	48,324,055
Fidelity Advisor Series Equity-Income Fund (b)	6,963,308	85,927,220
Fidelity Advisor Series Growth & Income Fund (b)	5,226,038	67,781,710
Fidelity Advisor Series Growth Opportunities Fund (b)	4,108,838	43,307,154
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,508,422	35,092,821
Fidelity Advisor Series Small Cap Fund (b)	2,272,961	23,911,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,358,723	54,571,210
Fidelity Series 100 Index Fund (b)	2,055,208	24,744,707
Fidelity Series 1000 Value Index Fund (b)	800,626	8,310,502
Fidelity Series All-Sector Equity Fund (b)	4,143,284	59,083,233
Fidelity Series Real Estate Equity Fund (b)	478,529	5,637,076
Fidelity Series Small Cap Opportunities Fund (b)	2,210,813	29,735,438
TOTAL DOMESTIC EQUITY FUNDS		486,426,678
TOTAL DOMESTIC EQUITY FUNDS (Cost $427,862,580)		504,948,563
International Equity Funds - 26.9%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund (b)	5,292,342	76,050,948
Fidelity Series International Small Cap Fund (b)	1,015,402	15,759,038
Fidelity Series International Value Fund (b)	6,726,662	75,473,148
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		167,283,134

	Shares	Value
Emerging Markets Equity Funds - 6.0%
Fidelity Series Emerging Markets Fund (b)	2,707,168	$ 47,510,796
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $177,781,661)		214,793,930
Bond Funds - 9.9%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund (b)	533,168	5,358,343
Fidelity Series Floating Rate High Income Fund (b)	72,021	748,295
Fidelity Series High Income Fund (b)	5,010,848	52,463,581
Fidelity Series Real Estate Income Fund (b)	340,474	3,694,138
TOTAL HIGH YIELD BOND FUNDS		62,264,357
Investment Grade Bond Funds - 2.1%
Fidelity Series Investment Grade Bond Fund (b)	1,516,117	16,844,061
TOTAL BOND FUNDS (Cost $77,204,238)		79,108,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $682,848,479)		798,850,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,723)
NET ASSETS - 100%		$ 798,701,188
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 49,195,874	$ 5,250,296	$ 18,138,246	$ -	$ 48,324,055
Fidelity Advisor Growth & Income Fund Institutional Class	26,225,977	1,639,698	30,192,915	-	-
Fidelity Advisor Large Cap Fund Institutional Class	26,484,651	2,174,337	33,719,826	-	-
Fidelity Advisor Series Equity-Income Fund	33,840,493	51,993,410	4,121,086	955,248	85,927,220
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	7,498,583	59,252,527	3,842,546	377,174	67,781,710
Fidelity Advisor Series Growth Opportunities Fund	-	42,147,416	1,102,636	16,689	43,307,154
Fidelity Advisor Series Opportunistic Insights Fund	23,924,742	7,405,264	3,084,289	-	35,092,821
Fidelity Advisor Series Small Cap Fund	-	23,318,286	613,741	18,461	23,911,552
Fidelity Advisor Series Stock Selector Large Cap Value Fund	34,081,404	21,020,867	4,548,882	481,794	54,571,210
Fidelity Advisor Small Cap Fund Institutional Class	20,231,800	2,039,669	25,646,907	-	-
Fidelity Series 100 Index Fund	8,202,815	16,312,156	1,381,100	238,083	24,744,707
Fidelity Series 1000 Value Index Fund	-	8,212,641	211,706	28,367	8,310,502
Fidelity Series All-Sector Equity Fund	65,230,846	10,555,578	24,812,520	500,331	59,083,233
Fidelity Series Commodity Strategy Fund	62,055,569	14,902,909	52,188,818	-	18,521,885
Fidelity Series Emerging Markets Debt Fund	4,719,827	1,439,838	403,628	198,462	5,358,343
Fidelity Series Emerging Markets Fund	32,667,017	15,815,680	3,229,947	443,251	47,510,796
Fidelity Series Floating Rate High Income Fund	496,860	347,583	78,584	21,905	748,295
Fidelity Series High Income Fund	61,428,717	14,630,947	23,402,145	2,584,994	52,463,581
Fidelity Series International Growth Fund	53,789,744	19,613,927	5,564,029	509,601	76,050,948
Fidelity Series International Small Cap Fund	10,942,294	4,473,216	1,185,352	118,909	15,759,038
Fidelity Series International Value Fund	53,369,497	19,406,833	5,570,628	1,510,423	75,473,148
Fidelity Series Investment Grade Bond Fund	23,478,771	10,160,901	15,858,825	435,068	16,844,061
Fidelity Series Large Cap Value Fund	37,173,024	24,339,210	55,549,714	565,978	-
Fidelity Series Real Estate Equity Fund	5,424,779	1,333,000	560,720	86,581	5,637,076
Fidelity Series Real Estate Income Fund	2,040,650	2,050,583	208,154	139,385	3,694,138
Fidelity Series Small Cap Opportunities Fund	23,559,633	8,270,047	4,464,052	6,571	29,735,438
Total	$ 666,063,567	$ 388,106,819	$ 319,680,996	$ 9,237,275	$ 798,850,911
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $684,024,738. Net unrealized appreciation aggregated $114,826,173, of which $117,919,562 related to appreciated investment securities and $3,093,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom® 2055 Fund
Class A
Class T
Class C
Institutional Class

December 31, 2013

1.927048.102

AFF55-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(b)	382,241	$ 3,027,345
Domestic Equity Funds - 61.0%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	80,769	7,191,653
Fidelity Advisor Series Equity-Income Fund (b)	1,141,315	14,083,828
Fidelity Advisor Series Growth & Income Fund (b)	901,016	11,686,174
Fidelity Advisor Series Growth Opportunities Fund (b)	643,356	6,780,973
Fidelity Advisor Series Opportunistic Insights Fund (b)	449,414	6,287,296
Fidelity Advisor Series Small Cap Fund (b)	369,029	3,882,188
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	715,923	8,963,352
Fidelity Series 100 Index Fund (b)	338,334	4,073,544
Fidelity Series 1000 Value Index Fund (b)	128,264	1,331,376
Fidelity Series All-Sector Equity Fund (b)	676,167	9,642,135
Fidelity Series Real Estate Equity Fund (b)	94,286	1,110,683
Fidelity Series Small Cap Opportunities Fund (b)	364,968	4,908,822
TOTAL DOMESTIC EQUITY FUNDS		79,942,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,664,311)		82,969,369
International Equity Funds - 27.0%

Developed International Equity Funds - 21.1%
Fidelity Series International Growth Fund (b)	868,936	12,486,608
Fidelity Series International Small Cap Fund (b)	179,462	2,785,247
Fidelity Series International Value Fund (b)	1,104,443	12,391,855
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		27,663,710

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	444,733	$ 7,805,063
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,670,475)		35,468,773
Bond Funds - 9.7%

High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (b)	87,463	879,005
Fidelity Series Floating Rate High Income Fund (b)	1,293	13,438
Fidelity Series High Income Fund (b)	823,025	8,617,067
Fidelity Series Real Estate Income Fund (b)	28,582	310,115
TOTAL HIGH YIELD BOND FUNDS		9,819,625
Investment Grade Bond Funds - 2.2%
Fidelity Series Investment Grade Bond Fund (b)	258,367	2,870,461
TOTAL BOND FUNDS (Cost $12,570,035)		12,690,086
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $119,904,821)		131,128,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,906)
NET ASSETS - 100%		$ 131,106,322
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 4,717,573	$ 3,513,903	$ 2,640,971	$ -	$ 7,191,653
Fidelity Advisor Growth & Income Fund Institutional Class	2,595,183	971,502	3,818,648	-	-
Fidelity Advisor Large Cap Fund Institutional Class	2,597,322	1,558,537	4,798,398	-	-
Fidelity Advisor Series Equity-Income Fund	2,664,286	11,388,502	521,503	130,240	14,083,828
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	597,982	10,846,186	462,437	60,373	11,686,174
Fidelity Advisor Series Growth Opportunities Fund	-	6,510,584	79,957	2,589	6,780,973
Fidelity Advisor Series Opportunistic Insights Fund	1,895,518	3,775,816	334,827	-	6,287,296
Fidelity Advisor Series Small Cap Fund	-	3,736,968	45,607	2,907	3,882,188
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,677,427	6,265,263	472,459	74,247	8,963,352
Fidelity Advisor Small Cap Fund Institutional Class	1,939,859	1,335,542	3,707,829	-	-
Fidelity Series 100 Index Fund	873,917	3,100,784	135,268	35,883	4,073,544
Fidelity Series 1000 Value Index Fund	-	1,298,091	15,771	4,502	1,331,376
Fidelity Series All-Sector Equity Fund	6,287,353	5,329,166	2,954,575	78,502	9,642,135
Fidelity Series Commodity Strategy Fund	5,784,182	5,639,433	7,629,647	-	3,027,345
Fidelity Series Emerging Markets Debt Fund	356,627	599,261	35,053	23,234	879,005
Fidelity Series Emerging Markets Fund	3,113,335	4,645,371	334,277	65,572	7,805,063
Fidelity Series Floating Rate High Income Fund	1,943	12,546	778	240	13,438
Fidelity Series High Income Fund	5,468,666	6,434,165	3,300,399	329,757	8,617,067
Fidelity Series International Growth Fund	5,007,955	6,834,324	553,194	80,244	12,486,608
Fidelity Series International Small Cap Fund	1,011,976	1,702,897	121,623	20,810	2,785,247
Fidelity Series International Value Fund	4,963,040	6,865,724	555,324	240,495	12,391,855
Fidelity Series Investment Grade Bond Fund	68,328	2,954,409	125,448	9,753	2,870,461
Fidelity Series Large Cap Value Fund	3,698,707	5,608,444	8,219,945	1,774,725	-
Fidelity Series Real Estate Equity Fund	544,808	728,421	74,448	13,957	1,110,683
Fidelity Series Real Estate Income Fund	134,922	209,005	16,987	12,251	310,115
Fidelity Series Small Cap Opportunities Fund	2,255,121	2,879,195	531,751	1,037	4,908,822
Total	$ 59,256,030	$ 104,744,039	$ 41,487,124	$ 2,961,318	$ 131,128,228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $119,985,185. Net unrealized appreciation aggregated $11,143,043, of which $11,411,829 related to appreciated investment securities and $268,786 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2013

1.811329.109

AFF-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Commodity Funds - 1.7%
Fidelity Series Commodity Strategy Fund (a)(c)	639,500	$ 5,064,841
Domestic Equity Funds - 15.9%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	49,000	4,362,969
Fidelity Advisor Series Equity-Income Fund (c)	686,682	8,473,650
Fidelity Advisor Series Growth & Income Fund (c)	574,813	7,455,331
Fidelity Advisor Series Growth Opportunities Fund (c)	404,205	4,260,324
Fidelity Advisor Series Opportunistic Insights Fund (c)	279,356	3,908,190
Fidelity Advisor Series Small Cap Fund (c)	224,820	2,365,102
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	396,811	4,968,073
Fidelity Series 100 Index Fund (c)	139,371	1,678,026
Fidelity Series 1000 Value Index Fund (c)	79,434	824,522
Fidelity Series All-Sector Equity Fund (c)	397,739	5,671,761
Fidelity Series Real Estate Equity Fund (c)	45,902	540,723
Fidelity Series Small Cap Opportunities Fund (c)	211,234	2,841,094
TOTAL DOMESTIC EQUITY FUNDS		47,349,765
TOTAL DOMESTIC EQUITY FUNDS (Cost $44,270,326)		52,414,606
International Equity Funds - 7.3%

Developed International Equity Funds - 5.7%
Fidelity Series International Growth Fund (c)	535,509	7,695,260
Fidelity Series International Small Cap Fund (c)	112,183	1,741,075
Fidelity Series International Value Fund (c)	678,719	7,615,224
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		17,051,559
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund (c)	270,343	4,744,527
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,458,857)		21,796,086
Bond Funds - 45.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (c)	136,983	$ 1,376,680
Fidelity Series Floating Rate High Income Fund (c)	333,029	3,460,168
Fidelity Series High Income Fund (c)	1,423,336	14,902,331
Fidelity Series Real Estate Income Fund (c)	98,563	1,069,411
TOTAL HIGH YIELD BOND FUNDS		20,808,590
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund (c)	822,530	8,258,199
Investment Grade Bond Funds - 35.5%
Fidelity Series Investment Grade Bond Fund (c)	9,543,484	106,028,104
TOTAL BOND FUNDS (Cost $133,839,399)		135,094,893
Short-Term Funds - 29.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,314,035	40,293,087
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	49,157,861	49,157,861
TOTAL SHORT-TERM FUNDS (Cost $88,676,547)		89,450,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $284,245,129)		298,756,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,956)
NET ASSETS - 100%		$ 298,687,577
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 5,710,077	$ 203,122	$ 2,784,506	$ -	$ 4,362,969
Fidelity Advisor Growth & Income Fund Institutional Class	3,030,254	42,439	3,331,738	-	-
Fidelity Advisor Large Cap Fund Institutional Class	3,065,549	69,172	3,679,715	-	-
Fidelity Advisor Series Equity-Income Fund	4,217,999	6,616,510	2,880,439	104,531	8,473,650
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	944,641	8,133,989	2,177,439	40,680	7,455,331
Fidelity Advisor Series Growth Opportunities Fund	-	4,256,094	222,360	1,671	4,260,324
Fidelity Advisor Series Opportunistic Insights Fund	2,977,939	1,103,524	936,138	-	3,908,190
Fidelity Advisor Series Small Cap Fund	-	2,401,678	158,891	1,839	2,365,102
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,236,726	1,360,680	1,098,964	43,845	4,968,073
Fidelity Advisor Short Fixed-Income Fund Institutional Class	58,469,712	3,792,237	21,849,420	317,768	40,293,087
Fidelity Advisor Small Cap Fund Institutional Class	2,340,665	146,493	2,845,340	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	4,386,655	26,349,788	52,735	49,157,861
Fidelity Series 100 Index Fund	930,494	790,871	211,196	29,410	1,678,026
Fidelity Series 1000 Value Index Fund	-	809,496	15,536	2,803	824,522
Fidelity Series All-Sector Equity Fund	7,623,707	679,989	3,491,122	49,803	5,671,761
Fidelity Series Commodity Strategy Fund	6,348,249	662,066	1,385,119	-	5,064,841
Fidelity Series Emerging Markets Debt Fund	1,617,547	142,883	260,410	60,215	1,376,680
Fidelity Series Emerging Markets Fund	3,933,471	1,288,825	672,144	44,965	4,744,527
Fidelity Series Floating Rate High Income Fund	3,606,153	402,116	469,719	116,412	3,460,168
Fidelity Series High Income Fund	16,077,152	1,487,890	2,594,717	618,019	14,902,331
Fidelity Series Inflation-Protected Bond Index Fund	37,364,057	2,464,014	29,153,481	3,520	8,258,199
Fidelity Series International Growth Fund	6,557,246	1,846,351	1,534,547	52,025	7,695,260
Fidelity Series International Small Cap Fund	1,343,743	574,280	332,073	13,843	1,741,075
Fidelity Series International Value Fund	6,535,805	3,363,554	3,176,133	160,023	7,615,224
Fidelity Series Investment Grade Bond Fund	70,566,759	48,814,006	10,525,186	1,294,339	106,028,104
Fidelity Series Large Cap Value Fund	4,366,121	2,209,566	6,032,788	1,106,750	-
Fidelity Series Real Estate Equity Fund	651,607	65,453	118,941	8,859	540,723
Fidelity Series Real Estate Income Fund	1,201,698	133,188	184,912	55,603	1,069,411
Fidelity Series Small Cap Opportunities Fund	2,720,966	1,114,424	1,251,282	638	2,841,094
Total	$ 327,559,329	$ 99,361,565	$ 129,724,044	$ 4,180,296	$ 298,756,533
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $284,589,481. Net unrealized appreciation aggregated $14,167,052, of which $16,724,666 related to appreciated investment securities and $2,557,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2000 Fund

December 31, 2013

1.811312.109

F00-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund (a)(c)	1,783,655	$ 14,126,547
Domestic Equity Funds - 15.9%
Fidelity Series 100 Index Fund (c)	345,206	4,156,279
Fidelity Series 1000 Value Index Fund (c)	160,456	1,665,537
Fidelity Series All-Sector Equity Fund (c)	1,261,983	17,995,876
Fidelity Series Blue Chip Growth Fund (c)	1,305,546	13,904,065
Fidelity Series Equity-Income Fund (c)	1,689,410	20,779,744
Fidelity Series Growth & Income Fund (c)	1,243,500	15,954,102
Fidelity Series Growth Company Fund (c)	1,620,899	17,149,108
Fidelity Series Intrinsic Opportunities Fund (c)	742,508	10,306,012
Fidelity Series Opportunistic Insights Fund (c)	743,943	10,400,317
Fidelity Series Real Estate Equity Fund (c)	148,735	1,752,103
Fidelity Series Small Cap Discovery Fund (c)	267,179	2,781,336
Fidelity Series Small Cap Opportunities Fund (c)	625,336	8,410,766
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,126,498	13,979,845
TOTAL DOMESTIC EQUITY FUNDS		139,235,090
TOTAL DOMESTIC EQUITY FUNDS (Cost $133,989,177)		153,361,637
International Equity Funds - 7.3%

Developed International Equity Funds - 5.7%
Fidelity Series International Growth Fund (c)	1,572,635	22,598,770
Fidelity Series International Small Cap Fund (c)	330,085	5,122,916
Fidelity Series International Value Fund (c)	1,998,380	22,421,824
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		50,143,510
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund (c)	799,793	14,036,365
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $51,847,819)		64,179,875
Bond Funds - 45.3%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (c)	508,722	$ 5,112,658
Fidelity Series Floating Rate High Income Fund (c)	976,472	10,145,540
Fidelity Series High Income Fund (c)	4,190,117	43,870,522
Fidelity Series Real Estate Income Fund (c)	287,716	3,121,722
TOTAL HIGH YIELD BOND FUNDS		62,250,442
Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,518,445	25,285,191
Investment Grade Bond Funds - 35.3%
Fidelity Series Investment Grade Bond Fund (c)	27,991,473	310,985,267
TOTAL BOND FUNDS (Cost $386,730,974)		398,520,900
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	144,805,816	144,805,816
Fidelity Short-Term Bond Fund (c)	13,817,463	118,553,837
TOTAL SHORT-TERM FUNDS (Cost $265,152,724)		263,359,653
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $837,720,694)		879,422,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,696)
NET ASSETS - 100%		$ 879,417,369
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 13,459,390	$ 2,286,311	$ 17,523,432	$ 33,030	$ -
Fidelity Disciplined Equity Fund	2,941,841	-	3,075,816	-	-
Fidelity Growth Company Fund	18,102,567	1,939,294	23,204,715	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	217,485,045	6,596,374	79,275,602	155,968	144,805,816
Fidelity Series 100 Index Fund	4,546,028	460,568	1,531,736	78,915	4,156,279
Fidelity Series 1000 Value Index Fund	-	1,687,038	83,434	5,610	1,665,537
Fidelity Series All-Sector Equity Fund	19,752,787	1,571,233	5,406,545	150,546	17,995,876
Fidelity Series Blue Chip Growth Fund	-	15,276,383	2,280,765	12,103	13,904,065
Fidelity Series Commodity Strategy Fund	18,865,003	1,526,153	4,646,625	-	14,126,547
Fidelity Series Emerging Markets Debt Fund	5,390,785	873,602	749,770	196,863	5,112,658
Fidelity Series Emerging Markets Fund	12,168,692	3,439,896	2,110,923	132,213	14,036,365
Fidelity Series Equity-Income Fund	12,675,789	14,351,885	7,724,953	297,763	20,779,744
Fidelity Series Floating Rate High Income Fund	11,682,093	789,210	2,093,988	350,593	10,145,540
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	4,631,043	15,857,695	5,632,312	97,376	15,954,102
Fidelity Series Growth Company Fund	-	18,847,703	2,704,736	11,408	17,149,108
Fidelity Series High Income Fund	49,900,379	3,340,578	9,152,908	1,829,663	43,870,522
Fidelity Series Inflation-Protected Bond Index Fund	114,741,430	4,011,956	86,205,874	10,394	25,285,191
Fidelity Series International Growth Fund	20,131,920	4,597,248	4,577,497	152,945	22,598,770
Fidelity Series International Small Cap Fund	4,126,007	1,695,912	1,144,475	40,697	5,122,916
Fidelity Series International Value Fund	20,044,595	9,694,447	9,951,845	470,397	22,421,824
Fidelity Series Intrinsic Opportunities Fund	8,640,223	1,341,784	1,583,354	110,376	10,306,012
Fidelity Series Investment Grade Bond Fund	215,410,032	138,493,784	34,535,227	3,814,580	310,985,267
Fidelity Series Large Cap Value Fund	11,478,106	2,892,162	13,498,566	115,627	-
Fidelity Series Opportunistic Insights Fund	9,257,628	1,162,065	2,311,660	-	10,400,317
Fidelity Series Real Estate Equity Fund	1,980,634	318,384	360,743	28,361	1,752,103
Fidelity Series Real Estate Income Fund	3,727,756	295,781	663,120	164,556	3,121,722
Fidelity Series Small Cap Discovery Fund	-	2,788,661	118,272	2,720	2,781,336
Fidelity Series Small Cap Opportunities Fund	5,170,986	4,182,485	1,472,402	1,861	8,410,766
Fidelity Series Stock Selector Large Cap Value Fund	12,726,026	3,833,567	3,821,900	138,294	13,979,845
Fidelity Short-Term Bond Fund	178,738,729	5,614,311	65,397,336	972,847	118,553,837
Fidelity Small Cap Growth Fund	2,788,099	298,688	3,306,627	-	-
Fidelity Small Cap Value Fund	2,994,231	180,931	3,340,214	4,305	-
Total	$ 1,003,557,844	$ 270,246,089	$ 399,487,372	$ 9,380,011	$ 879,422,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $838,338,345. Net unrealized appreciation aggregated $41,083,720, of which $47,768,776 related to appreciated investment securities and $6,685,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2005 Fund

December 31, 2013

1.811313.109

F05-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund (a)(c)	1,900,671	$ 15,053,314
Domestic Equity Funds - 26.4%
Fidelity Series 100 Index Fund (c)	468,240	5,637,615
Fidelity Series 1000 Value Index Fund (c)	287,460	2,983,830
Fidelity Series All-Sector Equity Fund (c)	1,550,336	22,107,789
Fidelity Series Blue Chip Growth Fund (c)	1,695,443	18,056,465
Fidelity Series Equity-Income Fund (c)	2,178,541	26,796,051
Fidelity Series Growth & Income Fund (c)	1,599,064	20,515,997
Fidelity Series Growth Company Fund (c)	2,056,620	21,759,042
Fidelity Series Intrinsic Opportunities Fund (c)	958,368	13,302,148
Fidelity Series Opportunistic Insights Fund (c)	1,000,744	13,990,403
Fidelity Series Real Estate Equity Fund (c)	224,420	2,643,672
Fidelity Series Small Cap Discovery Fund (c)	327,651	3,410,845
Fidelity Series Small Cap Opportunities Fund (c)	803,971	10,813,404
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,440,594	17,877,775
TOTAL DOMESTIC EQUITY FUNDS		179,895,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $182,390,539)		194,948,350
International Equity Funds - 11.6%

Developed International Equity Funds - 9.1%
Fidelity Series International Growth Fund (c)	1,964,845	28,234,822
Fidelity Series International Small Cap Fund (c)	409,459	6,354,799
Fidelity Series International Value Fund (c)	2,490,714	27,945,807
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		62,535,428
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund (c)	973,313	17,081,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,094,964)		79,617,076
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (c)	421,031	$ 4,231,364
Fidelity Series Floating Rate High Income Fund (c)	754,090	7,834,992
Fidelity Series High Income Fund (c)	3,492,096	36,562,242
Fidelity Series Real Estate Income Fund (c)	281,300	3,052,100
TOTAL HIGH YIELD BOND FUNDS		51,680,698
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,492,438	14,984,080
Investment Grade Bond Funds - 29.8%
Fidelity Series Investment Grade Bond Fund (c)	18,300,411	203,317,566
TOTAL BOND FUNDS (Cost $276,346,639)		269,982,344
Short-Term Funds - 20.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	76,187,319	76,187,319
Fidelity Short-Term Bond Fund (c)	7,248,013	62,187,949
TOTAL SHORT-TERM FUNDS (Cost $139,787,087)		138,375,268
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $669,619,229)		682,923,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,918)
NET ASSETS - 100%		$ 682,920,120
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 16,570,159	$ 2,663,794	$ 21,423,860	$ 40,643	$ -
Fidelity Disciplined Equity Fund	3,612,518	3,354	3,785,056	-	-
Fidelity Growth Company Fund	21,623,451	2,155,318	27,578,067	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	116,878,761	13,492,953	54,184,395	89,170	76,187,319
Fidelity Series 100 Index Fund	5,538,000	925,368	1,640,252	98,716	5,637,615
Fidelity Series 1000 Value Index Fund	-	2,946,118	47,492	6,836	2,983,830
Fidelity Series All-Sector Equity Fund	23,962,206	2,522,468	6,851,479	184,521	22,107,789
Fidelity Series Blue Chip Growth Fund	-	18,383,268	1,457,418	15,310	18,056,465
Fidelity Series Commodity Strategy Fund	26,470,248	2,034,197	11,123,658	-	15,053,314
Fidelity Series Emerging Markets Debt Fund	4,702,012	406,332	523,257	174,661	4,231,364
Fidelity Series Emerging Markets Fund	14,594,326	3,607,190	1,812,687	161,611	17,081,648
Fidelity Series Equity-Income Fund	15,360,498	18,288,143	8,632,750	366,040	26,796,051
Fidelity Series Floating Rate High Income Fund	8,167,175	1,005,776	1,158,518	257,144	7,834,992
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	5,601,103	18,410,123	4,804,903	120,681	20,515,997
Fidelity Series Growth Company Fund	-	22,312,013	1,775,115	14,310	21,759,042
Fidelity Series High Income Fund	34,054,224	6,688,010	4,043,442	1,322,792	36,562,242
Fidelity Series Inflation-Protected Bond Index Fund	64,209,676	5,227,338	50,322,231	5,961	14,984,080
Fidelity Series International Growth Fund	23,779,915	5,877,545	4,435,469	188,932	28,234,822
Fidelity Series International Small Cap Fund	4,874,479	2,116,555	1,175,483	50,140	6,354,799
Fidelity Series International Value Fund	23,490,490	9,843,143	8,543,699	581,140	27,945,807
Fidelity Series Intrinsic Opportunities Fund	8,637,881	3,780,521	1,247,444	135,300	13,302,148
Fidelity Series Investment Grade Bond Fund	126,485,301	99,429,519	17,406,437	2,356,354	203,317,566
Fidelity Series Large Cap Value Fund	14,031,678	3,736,947	16,679,632	136,693	-
Fidelity Series Opportunistic Insights Fund	11,193,340	2,422,125	2,489,676	-	13,990,403
Fidelity Series Real Estate Equity Fund	2,461,176	758,027	321,483	39,883	2,643,672
Fidelity Series Real Estate Income Fund	3,360,451	365,268	447,784	155,935	3,052,100
Fidelity Series Small Cap Discovery Fund	-	3,341,236	64,954	3,301	3,410,845
Fidelity Series Small Cap Opportunities Fund	6,363,627	5,501,627	1,718,669	2,353	10,813,404
Fidelity Series Stock Selector Large Cap Value Fund	15,431,236	5,955,946	4,965,250	175,496	17,877,775
Fidelity Short-Term Bond Fund	95,700,835	11,521,359	44,821,480	556,652	62,187,949
Fidelity Small Cap Growth Fund	3,393,222	440,052	4,102,684	-	-
Fidelity Small Cap Value Fund	3,635,319	293,330	4,128,378	5,123	-
Total	$ 704,183,307	$ 276,454,963	$ 313,713,102	$ 7,245,698	$ 682,923,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $670,807,957. Net unrealized appreciation aggregated $12,115,081, of which $28,159,731 related to appreciated investment securities and $16,044,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2010 Fund

December, 2013

1.811322.109

F10-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund (a)(c)	15,953,677	$ 126,353,125
Domestic Equity Funds - 32.6%
Fidelity Series 100 Index Fund (c)	4,718,466	56,810,330
Fidelity Series 1000 Value Index Fund (c)	2,865,861	29,747,640
Fidelity Series All-Sector Equity Fund (c)	17,938,168	255,798,276
Fidelity Series Blue Chip Growth Fund (c)	17,249,228	183,704,273
Fidelity Series Equity-Income Fund (c)	22,083,887	271,631,813
Fidelity Series Growth & Income Fund (c)	14,047,843	180,233,821
Fidelity Series Growth Company Fund (c)	21,370,320	226,097,985
Fidelity Series Intrinsic Opportunities Fund (c)	9,712,073	134,803,570
Fidelity Series Opportunistic Insights Fund (c)	10,084,637	140,983,231
Fidelity Series Real Estate Equity Fund (c)	2,133,279	25,130,022
Fidelity Series Small Cap Discovery Fund (c)	3,460,776	36,026,677
Fidelity Series Small Cap Opportunities Fund (c)	8,333,916	112,091,166
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,922,061	172,772,776
TOTAL DOMESTIC EQUITY FUNDS		1,825,831,580
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,774,736,884)		1,952,184,705
International Equity Funds - 14.3%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund (c)	19,795,263	284,457,925
Fidelity Series International Small Cap Fund (c)	4,128,672	64,076,986
Fidelity Series International Value Fund (c)	25,076,320	281,356,309
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		629,891,220
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund (c)	9,860,451	173,050,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $697,476,194)		802,942,129
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund (c)	3,442,723	$ 34,599,367
Fidelity Series Floating Rate High Income Fund (c)	5,987,980	62,215,113
Fidelity Series High Income Fund (c)	29,774,047	311,734,267
Fidelity Series Real Estate Income Fund (c)	2,413,243	26,183,689
TOTAL HIGH YIELD BOND FUNDS		434,732,436
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,996,037	100,360,215
Investment Grade Bond Funds - 26.4%
Fidelity Series Investment Grade Bond Fund (c)	133,387,844	1,481,938,945
TOTAL BOND FUNDS (Cost $2,064,220,562)		2,017,031,596
Short-Term Funds - 14.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	458,408,301	458,408,301
Fidelity Short-Term Bond Fund (c)	43,706,283	374,999,911
TOTAL SHORT-TERM FUNDS (Cost $842,641,714)		833,408,212
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,379,075,354)		5,605,566,642
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,278)
NET ASSETS - 100%		$ 5,605,543,364
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 186,114,976	$ 20,281,335	$ 231,214,568	$ 471,831	$ -
Fidelity Disciplined Equity Fund	40,864,204	-	42,787,698	-	-
Fidelity Growth Company Fund	252,031,793	11,344,217	307,342,919	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	404,251,789	108,591,023	54,434,511	331,037	458,408,301
Fidelity Series 100 Index Fund	63,169,918	6,097,135	21,738,971	1,005,870	56,810,330
Fidelity Series 1000 Value Index Fund	-	29,359,373	559,625	80,553	29,747,640
Fidelity Series All-Sector Equity Fund	274,884,699	22,120,858	70,214,763	2,150,959	255,798,276
Fidelity Series Blue Chip Growth Fund	-	206,393,578	34,600,070	155,720	183,704,273
Fidelity Series Commodity Strategy Fund	291,037,550	34,362,739	171,477,255	-	126,353,125
Fidelity Series Emerging Markets Debt Fund	38,879,246	2,934,750	4,287,763	1,437,040	34,599,367
Fidelity Series Emerging Markets Fund	165,102,623	19,032,220	19,133,642	1,634,588	173,050,909
Fidelity Series Equity-Income Fund	176,228,827	127,950,943	51,849,121	4,027,148	271,631,813
Fidelity Series Floating Rate High Income Fund	67,425,812	5,000,560	8,789,396	2,093,579	62,215,113
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	64,280,620	114,555,057	11,582,914	1,222,046	180,233,821
Fidelity Series Growth Company Fund	-	253,401,410	40,184,496	148,720	226,097,985
Fidelity Series High Income Fund	281,818,109	60,613,672	29,562,033	10,865,612	311,734,267
Fidelity Series Inflation-Protected Bond Index Fund	596,159,790	23,733,397	483,388,419	44,490	100,360,215
Fidelity Series International Growth Fund	273,833,776	17,975,088	41,232,400	1,909,323	284,457,925
Fidelity Series International Small Cap Fund	55,789,764	11,776,353	10,030,917	505,861	64,076,986
Fidelity Series International Value Fund	271,671,324	36,091,691	62,269,093	5,850,445	281,356,309
Fidelity Series Intrinsic Opportunities Fund	102,272,330	22,078,477	14,492,392	1,481,939	134,803,570
Fidelity Series Investment Grade Bond Fund	1,265,479,190	417,140,019	152,992,606	21,747,405	1,481,938,945
Fidelity Series Large Cap Value Fund	162,294,534	40,555,455	190,257,466	1,620,923	-
Fidelity Series Opportunistic Insights Fund	128,375,786	5,216,287	24,498,656	-	140,983,231
Fidelity Series Real Estate Equity Fund	26,877,220	4,104,360	3,200,120	401,325	25,130,022
Fidelity Series Real Estate Income Fund	30,215,379	2,456,578	4,496,123	1,371,379	26,183,689
Fidelity Series Small Cap Discovery Fund	-	37,178,524	2,612,697	34,871	36,026,677
Fidelity Series Small Cap Opportunities Fund	71,078,566	60,017,826	26,203,180	23,855	112,091,166
Fidelity Series Stock Selector Large Cap Value Fund	177,344,742	25,431,020	47,600,243	1,698,905	172,772,776
Fidelity Short-Term Bond Fund	332,020,499	84,987,354	41,155,354	2,116,710	374,999,911
Fidelity Small Cap Growth Fund	38,482,496	4,112,924	45,589,598	-	-
Fidelity Small Cap Value Fund	41,330,695	2,387,738	45,958,084	58,007	-
Total	$ 5,879,316,257	$ 1,817,281,961	$ 2,295,737,093	$ 64,490,141	$ 5,605,566,642
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $5,388,020,503. Net unrealized appreciation aggregated $217,546,139, of which $342,945,894 related to appreciated investment securities and $125,399,755 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2015 Fund

December 31, 2013

1.811323.109

F15-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.7%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund (a)(c)	18,488,343	$ 146,427,678
Domestic Equity Funds - 38.5%
Fidelity Series 100 Index Fund (c)	6,352,868	76,488,533
Fidelity Series 1000 Value Index Fund (c)	2,793,614	28,997,714
Fidelity Series All-Sector Equity Fund (c)	22,158,427	315,979,169
Fidelity Series Blue Chip Growth Fund (c)	23,841,842	253,915,614
Fidelity Series Equity-Income Fund (c)	30,934,843	380,498,573
Fidelity Series Growth & Income Fund (c)	22,576,736	289,659,524
Fidelity Series Growth Company Fund (c)	29,551,094	312,650,572
Fidelity Series Intrinsic Opportunities Fund (c)	13,483,530	187,151,397
Fidelity Series Opportunistic Insights Fund (c)	13,869,655	193,897,771
Fidelity Series Real Estate Equity Fund (c)	2,975,160	35,047,389
Fidelity Series Small Cap Discovery Fund (c)	4,735,995	49,301,709
Fidelity Series Small Cap Opportunities Fund (c)	11,360,065	152,792,875
Fidelity Series Stock Selector Large Cap Value Fund (c)	19,908,010	247,058,400
TOTAL DOMESTIC EQUITY FUNDS		2,523,439,240
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,380,757,210)		2,669,866,918
International Equity Funds - 16.4%

Developed International Equity Funds - 13.1%
Fidelity Series International Growth Fund (c)	26,737,358	384,215,830
Fidelity Series International Small Cap Fund (c)	5,462,665	84,780,563
Fidelity Series International Value Fund (c)	34,629,874	388,547,184
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		857,543,577
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund (c)	12,448,888	218,477,984
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $911,910,557)		1,076,021,561
Bond Funds - 32.9%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund (c)	3,888,030	$ 39,074,704
Fidelity Series Floating Rate High Income Fund (c)	6,998,845	72,717,998
Fidelity Series High Income Fund (c)	35,637,519	373,124,823
Fidelity Series Real Estate Income Fund (c)	2,819,179	30,588,091
TOTAL HIGH YIELD BOND FUNDS		515,505,616
Inflation-Protected Bond Funds - 1.4%
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,960,216	89,960,572
Investment Grade Bond Funds - 23.6%
Fidelity Series Investment Grade Bond Fund (c)	139,629,377	1,551,282,382
TOTAL BOND FUNDS (Cost $2,161,842,631)		2,156,748,570
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	364,185,477	364,185,477
Fidelity Short-Term Bond Fund (c)	34,383,551	295,010,865
TOTAL SHORT-TERM FUNDS (Cost $662,029,519)		659,196,342
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,116,539,917)		6,561,833,391
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,138)
NET ASSETS - 100%		$ 6,561,811,253
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 213,759,696	$ 31,094,489	$ 273,770,523	$ 558,172	$ -
Fidelity Disciplined Equity Fund	47,041,667	55,304	49,331,893	-	-
Fidelity Growth Company Fund	293,214,576	21,866,085	366,840,669	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	347,754,811	50,597,939	34,167,273	275,571	364,185,477
Fidelity Series 100 Index Fund	73,222,342	8,734,394	16,635,013	1,388,919	76,488,533
Fidelity Series 1000 Value Index Fund	-	28,555,912	621,566	97,349	28,997,714
Fidelity Series All-Sector Equity Fund	316,372,211	30,295,789	64,374,130	2,640,252	315,979,169
Fidelity Series Blue Chip Growth Fund	-	250,823,787	12,731,838	216,358	253,915,614
Fidelity Series Commodity Strategy Fund	346,399,555	40,567,771	208,742,111	-	146,427,678
Fidelity Series Emerging Markets Debt Fund	42,694,851	3,305,627	3,682,577	1,598,456	39,074,704
Fidelity Series Emerging Markets Fund	189,047,511	37,103,885	17,882,490	2,013,288	218,477,984
Fidelity Series Equity-Income Fund	200,337,181	260,938,150	104,440,715	5,010,655	380,498,573
Fidelity Series Floating Rate High Income Fund	73,928,556	6,976,355	6,541,526	2,371,364	72,717,998
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	73,162,778	247,822,078	48,939,076	1,695,461	289,659,524
Fidelity Series Growth Company Fund	-	309,261,837	13,955,711	207,430	312,650,572
Fidelity Series High Income Fund	305,127,509	95,340,082	26,214,084	12,237,035	373,124,823
Fidelity Series Inflation-Protected Bond Index Fund	643,423,611	62,447,883	578,541,789	39,059	89,960,572
Fidelity Series International Growth Fund	313,168,036	63,419,682	33,923,091	2,544,373	384,215,830
Fidelity Series International Small Cap Fund	63,922,233	21,716,762	8,586,066	669,512	84,780,563
Fidelity Series International Value Fund	310,953,542	95,394,316	61,084,616	8,076,086	388,547,184
Fidelity Series Intrinsic Opportunities Fund	118,472,548	52,672,132	14,090,761	1,899,473	187,151,397
Fidelity Series Investment Grade Bond Fund	1,468,099,626	262,867,582	124,482,015	24,971,772	1,551,282,382
Fidelity Series Large Cap Value Fund	190,651,645	50,030,810	225,353,450	1,948,036	-
Fidelity Series Opportunistic Insights Fund	146,144,507	33,064,317	24,078,963	-	193,897,771
Fidelity Series Real Estate Equity Fund	30,362,650	11,036,686	3,044,632	519,412	35,047,389
Fidelity Series Real Estate Income Fund	36,597,869	4,069,632	7,672,092	1,651,443	30,588,091
Fidelity Series Small Cap Discovery Fund	-	48,168,882	762,340	47,675	49,301,709
Fidelity Series Small Cap Opportunities Fund	81,880,283	85,848,864	23,704,122	33,203	152,792,875
Fidelity Series Stock Selector Large Cap Value Fund	201,706,380	71,230,009	46,046,209	2,424,854	247,058,400
Fidelity Short-Term Bond Fund	286,320,176	40,364,978	30,948,822	1,752,816	295,010,865
Fidelity Small Cap Growth Fund	45,014,044	5,314,810	53,846,403	-	-
Fidelity Small Cap Value Fund	48,403,699	3,471,777	54,496,459	70,478	-
Total	$ 6,507,184,093	$ 2,334,458,605	$ 2,539,533,025	$ 76,958,502	$ 6,561,833,391
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $6,127,468,670. Net unrealized appreciation aggregated $434,364,721, of which $518,915,645 related to appreciated investment securities and $84,550,924 related to depreciated investment securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2020 Fund

December 31, 2013

1.811330.109

F20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund (a)(c)	39,127,661	$ 309,891,077
Domestic Equity Funds - 42.7%
Fidelity Series 100 Index Fund (c)	14,561,322	175,318,316
Fidelity Series 1000 Value Index Fund (c)	6,876,659	71,379,724
Fidelity Series All-Sector Equity Fund (c)	49,834,326	710,637,487
Fidelity Series Blue Chip Growth Fund (c)	55,384,418	589,844,052
Fidelity Series Equity-Income Fund (c)	72,927,124	897,003,624
Fidelity Series Growth & Income Fund (c)	52,452,809	672,969,537
Fidelity Series Growth Company Fund (c)	68,066,984	720,148,694
Fidelity Series Intrinsic Opportunities Fund (c)	31,582,753	438,368,615
Fidelity Series Opportunistic Insights Fund (c)	32,477,279	454,032,359
Fidelity Series Real Estate Equity Fund (c)	6,374,460	75,091,142
Fidelity Series Small Cap Discovery Fund (c)	9,734,495	101,336,094
Fidelity Series Small Cap Opportunities Fund (c)	26,605,456	357,843,379
Fidelity Series Stock Selector Large Cap Value Fund (c)	47,140,742	585,016,608
TOTAL DOMESTIC EQUITY FUNDS		5,848,989,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,501,629,427)		6,158,880,708
International Equity Funds - 18.2%

Developed International Equity Funds - 14.2%
Fidelity Series International Growth Fund (c)	62,285,621	895,044,367
Fidelity Series International Small Cap Fund (c)	10,612,671	164,708,651
Fidelity Series International Value Fund (c)	78,142,608	876,760,067
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,936,513,085
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund (c)	31,362,908	550,419,034
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,116,641,545)		2,486,932,119
Bond Funds - 30.4%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund (c)	9,190,629	$ 92,365,823
Fidelity Series Floating Rate High Income Fund (c)	14,399,068	149,606,319
Fidelity Series High Income Fund (c)	76,348,036	799,363,933
Fidelity Series Real Estate Income Fund (c)	5,866,094	63,647,117
TOTAL HIGH YIELD BOND FUNDS		1,104,983,192
Inflation-Protected Bond Funds - 1.0%
Fidelity Series Inflation-Protected Bond Index Fund (c)	12,911,455	129,631,009
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund (c)	262,761,302	2,919,278,066
TOTAL BOND FUNDS (Cost $4,182,081,453)		4,153,892,267
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	483,656,599	483,656,599
Fidelity Short-Term Bond Fund (c)	46,096,280	395,506,082
TOTAL SHORT-TERM FUNDS (Cost $877,477,233)		879,162,681
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,677,829,658)		13,678,867,775
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,776)
NET ASSETS - 100%		$ 13,678,814,999
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 492,062,782	$ 67,146,682	$ 625,801,748	$ 1,275,641	$ -
Fidelity Disciplined Equity Fund	108,272,106	122,145	113,485,481	-	-
Fidelity Growth Company Fund	663,180,853	42,266,051	823,490,272	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	500,577,942	75,342,035	92,263,378	410,565	483,656,599
Fidelity Series 100 Index Fund	167,578,924	25,778,298	43,418,481	3,242,705	175,318,316
Fidelity Series 1000 Value Index Fund	-	70,449,494	1,628,414	239,830	71,379,724
Fidelity Series All-Sector Equity Fund	725,747,232	66,538,519	159,029,519	5,934,425	710,637,487
Fidelity Series Blue Chip Growth Fund	-	575,179,349	21,849,699	504,157	589,844,052
Fidelity Series Commodity Strategy Fund	793,221,467	86,155,853	496,996,421	-	309,891,077
Fidelity Series Emerging Markets Debt Fund	106,653,094	8,453,222	14,620,781	3,984,427	92,365,823
Fidelity Series Emerging Markets Fund	432,568,504	128,652,821	34,822,974	4,771,770	550,419,034
Fidelity Series Equity-Income Fund	460,774,634	527,781,762	144,630,301	11,676,331	897,003,624
Fidelity Series Floating Rate High Income Fund	154,240,602	14,753,592	15,996,483	4,929,587	149,606,319
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	168,043,313	559,283,983	95,707,124	3,890,423	672,969,537
Fidelity Series Growth Company Fund	-	707,273,811	26,996,056	476,879	720,148,694
Fidelity Series High Income Fund	731,007,157	160,219,613	88,789,954	28,320,160	799,363,933
Fidelity Series Inflation-Protected Bond Index Fund	1,109,832,266	133,188,901	1,050,245,905	59,023	129,631,009
Fidelity Series International Growth Fund	714,965,886	158,753,899	74,258,413	5,660,853	895,044,367
Fidelity Series International Small Cap Fund	145,365,421	22,656,200	21,099,674	1,301,332	164,708,651
Fidelity Series International Value Fund	707,702,951	161,253,505	89,914,580	17,390,052	876,760,067
Fidelity Series Intrinsic Opportunities Fund	261,908,477	142,425,277	33,160,575	4,351,080	438,368,615
Fidelity Series Investment Grade Bond Fund	2,944,508,889	344,932,984	260,138,052	50,059,551	2,919,278,066
Fidelity Series Large Cap Value Fund	429,894,987	112,736,614	507,436,199	4,416,753	-
Fidelity Series Opportunistic Insights Fund	335,611,023	74,787,706	45,096,869	-	454,032,359
Fidelity Series Real Estate Equity Fund	72,192,684	17,264,241	6,930,938	1,144,962	75,091,142
Fidelity Series Real Estate Income Fund	81,896,972	8,257,145	21,190,198	3,610,409	63,647,117
Fidelity Series Small Cap Discovery Fund	-	99,604,472	2,271,492	96,598	101,336,094
Fidelity Series Small Cap Opportunities Fund	188,084,857	189,850,978	40,321,264	78,222	357,843,379
Fidelity Series Stock Selector Large Cap Value Fund	463,784,970	190,774,850	114,704,422	5,744,654	585,016,608
Fidelity Short-Term Bond Fund	410,672,936	63,689,930	77,900,462	2,608,430	395,506,082
Fidelity Small Cap Growth Fund	101,126,412	11,712,172	120,755,737	-	-
Fidelity Small Cap Value Fund	108,495,992	7,412,998	121,864,617	153,143	-
Total	$ 13,579,973,333	$ 4,854,699,102	$ 5,386,816,483	$ 166,331,962	$ 13,678,867,775
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $12,697,675,430. Net unrealized appreciation aggregated $981,192,345, of which $1,168,372,623 related to appreciated investment securities and $187,180,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2025 Fund

December 31, 2013

1.811340.109

F25-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund (a)(c)	27,743,537	$ 219,728,810
Domestic Equity Funds - 49.8%
Fidelity Series 100 Index Fund (c)	11,373,700	136,939,348
Fidelity Series 1000 Value Index Fund (c)	5,041,935	52,335,281
Fidelity Series All-Sector Equity Fund (c)	39,017,573	556,390,589
Fidelity Series Blue Chip Growth Fund (c)	42,940,247	457,313,630
Fidelity Series Equity-Income Fund (c)	55,422,599	681,697,972
Fidelity Series Growth & Income Fund (c)	40,102,268	514,512,100
Fidelity Series Growth Company Fund (c)	52,165,363	551,909,540
Fidelity Series Intrinsic Opportunities Fund (c)	24,365,895	338,198,618
Fidelity Series Opportunistic Insights Fund (c)	24,822,679	347,021,058
Fidelity Series Real Estate Equity Fund (c)	4,689,678	55,244,403
Fidelity Series Small Cap Discovery Fund (c)	7,941,237	82,668,282
Fidelity Series Small Cap Opportunities Fund (c)	20,552,661	276,433,293
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,774,784	419,145,075
TOTAL DOMESTIC EQUITY FUNDS		4,469,809,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,166,372,997)		4,689,537,999
International Equity Funds - 21.8%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund (c)	48,342,362	694,679,743
Fidelity Series International Small Cap Fund (c)	8,552,039	132,727,641
Fidelity Series International Value Fund (c)	61,476,201	689,762,975
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,517,170,359
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund (c)	24,920,836	437,360,676
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,647,964,315)		1,954,531,035
Bond Funds - 25.6%
	Shares	Value
High Yield Bond Funds - 8.3%
Fidelity Series Emerging Markets Debt Fund (c)	6,015,808	$ 60,458,869
Fidelity Series Floating Rate High Income Fund (c)	7,783,480	80,870,356
Fidelity Series High Income Fund (c)	53,279,273	557,833,987
Fidelity Series Real Estate Income Fund (c)	3,837,880	41,640,994
TOTAL HIGH YIELD BOND FUNDS		740,804,206
Inflation-Protected Bond Funds - 0.5%
Fidelity Series Inflation-Protected Bond Index Fund (c)	4,670,669	46,893,520
Investment Grade Bond Funds - 16.8%
Fidelity Series Investment Grade Bond Fund (c)	135,597,989	1,506,493,662
TOTAL BOND FUNDS (Cost $2,290,264,017)		2,294,191,388
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	17,548,216	17,548,216
Fidelity Short-Term Bond Fund (c)	1,675,172	14,372,980
TOTAL SHORT-TERM FUNDS (Cost $31,844,897)		31,921,196
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,136,446,226)		8,970,181,618
NET OTHER ASSETS (LIABILITIES) - 0.0%		(560)
NET ASSETS - 100%		$ 8,970,181,058
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,156,496	$ 54,834,086	$ 465,912,008	$ 972,833	$ -
Fidelity Disciplined Equity Fund	79,885,277	324,471	84,012,318	-	-
Fidelity Growth Company Fund	498,402,031	38,278,307	626,643,203	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	32,776,776	24,373,133	39,601,693	29,226	17,548,216
Fidelity Series 100 Index Fund	124,241,484	17,832,145	24,724,430	2,509,486	136,939,348
Fidelity Series 1000 Value Index Fund	-	51,404,275	963,517	173,687	52,335,281
Fidelity Series All-Sector Equity Fund	534,286,119	60,197,705	96,468,440	4,646,290	556,390,589
Fidelity Series Blue Chip Growth Fund	-	436,388,282	7,058,846	386,480	457,313,630
Fidelity Series Commodity Strategy Fund	591,093,320	92,502,825	407,576,398	-	219,728,810
Fidelity Series Emerging Markets Debt Fund	63,844,839	8,207,370	6,646,517	2,465,220	60,458,869
Fidelity Series Emerging Markets Fund	316,171,663	126,916,770	23,927,911	3,847,667	437,360,676
Fidelity Series Equity-Income Fund	332,472,297	354,039,300	43,683,403	8,733,362	681,697,972
Fidelity Series Floating Rate High Income Fund	80,151,717	10,141,125	7,568,332	2,634,989	80,870,356
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	121,469,306	380,398,376	17,563,212	3,004,471	514,512,100
Fidelity Series Growth Company Fund	-	540,034,325	18,712,089	364,869	551,909,540
Fidelity Series High Income Fund	569,830,215	78,851,200	89,049,587	22,887,990	557,833,987
Fidelity Series Inflation-Protected Bond Index Fund	441,919,712	86,374,320	456,084,500	22,323	46,893,520
Fidelity Series International Growth Fund	522,512,545	145,623,149	46,821,612	4,525,967	694,679,743
Fidelity Series International Small Cap Fund	106,278,239	21,879,422	9,296,885	1,025,405	132,727,641
Fidelity Series International Value Fund	517,854,612	141,935,645	45,054,844	13,907,583	689,762,975
Fidelity Series Intrinsic Opportunities Fund	202,438,452	104,819,878	21,875,305	3,388,810	338,198,618
Fidelity Series Investment Grade Bond Fund	1,412,229,289	263,309,773	114,709,853	24,923,462	1,506,493,662
Fidelity Series Large Cap Value Fund	321,132,608	91,612,240	385,030,749	3,433,575	-
Fidelity Series Opportunistic Insights Fund	242,695,836	66,611,301	29,170,983	-	347,021,058
Fidelity Series Real Estate Equity Fund	50,770,463	14,524,732	4,470,111	848,418	55,244,403
Fidelity Series Real Estate Income Fund	45,908,504	6,219,542	7,321,394	2,179,409	41,640,994
Fidelity Series Small Cap Discovery Fund	-	80,670,275	1,258,339	79,762	82,668,282
Fidelity Series Small Cap Opportunities Fund	138,822,327	141,105,895	18,915,098	59,381	276,433,293
Fidelity Series Stock Selector Large Cap Value Fund	335,196,146	113,849,915	64,183,142	4,110,787	419,145,075
Fidelity Short-Term Bond Fund	26,919,395	18,485,097	30,984,907	184,886	14,372,980
Fidelity Small Cap Growth Fund	76,800,863	10,212,202	93,169,163	-	-
Fidelity Small Cap Value Fund	82,624,629	7,494,094	94,816,390	123,548	-
Total	$ 8,229,885,160	$ 3,589,451,175	$ 3,383,275,179	$ 111,469,886	$ 8,970,181,618
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $8,146,908,205. Net unrealized appreciation aggregated $823,273,413, of which $904,323,942 related to appreciated investment securities and $81,050,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2030 Fund

December 31, 2013

1.811347.109

F30-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund (a)(b)	35,979,681	$ 284,959,071
Domestic Equity Funds - 58.4%
Fidelity Series 100 Index Fund (b)	16,885,616	203,302,813
Fidelity Series 1000 Value Index Fund (b)	8,316,360	86,323,820
Fidelity Series All-Sector Equity Fund (b)	54,528,772	777,580,293
Fidelity Series Blue Chip Growth Fund (b)	62,398,164	664,540,445
Fidelity Series Equity-Income Fund (b)	82,064,101	1,009,388,436
Fidelity Series Growth & Income Fund (b)	59,874,262	768,186,788
Fidelity Series Growth Company Fund (b)	77,743,259	822,523,681
Fidelity Series Intrinsic Opportunities Fund (b)	36,131,694	501,507,916
Fidelity Series Opportunistic Insights Fund (b)	36,723,433	513,393,600
Fidelity Series Real Estate Equity Fund (b)	6,167,256	72,650,278
Fidelity Series Small Cap Discovery Fund (b)	10,558,889	109,918,039
Fidelity Series Small Cap Opportunities Fund (b)	30,554,414	410,956,868
Fidelity Series Stock Selector Large Cap Value Fund (b)	52,646,854	653,347,455
TOTAL DOMESTIC EQUITY FUNDS		6,593,620,432
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,190,258,058)		6,878,579,503
International Equity Funds - 25.8%

Developed International Equity Funds - 20.1%
Fidelity Series International Growth Fund (b)	72,477,285	1,041,498,587
Fidelity Series International Small Cap Fund (b)	13,575,218	210,687,381
Fidelity Series International Value Fund (b)	91,428,164	1,025,824,001
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,278,009,969

	Shares	Value
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund (b)	36,673,741	$ 643,624,148
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,545,017,899)		2,921,634,117
Bond Funds - 13.3%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund (b)	7,569,487	76,073,345
Fidelity Series Floating Rate High Income Fund (b)	9,190,030	95,484,414
Fidelity Series High Income Fund (b)	70,474,292	737,865,840
Fidelity Series Real Estate Income Fund (b)	4,817,501	52,269,888
TOTAL HIGH YIELD BOND FUNDS		961,693,487
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,224,091	12,289,870
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund (b)	48,179,202	535,270,939
TOTAL BOND FUNDS (Cost $1,485,238,424)		1,509,254,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,220,514,381)		11,309,467,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154)
NET ASSETS - 100%		$ 11,309,467,762
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 487,624,225	$ 60,555,547	$ 615,374,546	$ 1,304,736	$ -
Fidelity Disciplined Equity Fund	107,095,744	153,201	112,431,415	-	-
Fidelity Growth Company Fund	674,931,574	33,233,323	830,292,617	-	-
Fidelity Series 100 Index Fund	166,481,556	40,155,272	30,080,114	3,769,400	203,302,813
Fidelity Series 1000 Value Index Fund	-	85,622,895	1,914,648	232,828	86,323,820
Fidelity Series All-Sector Equity Fund	720,496,458	102,361,424	122,914,077	6,489,889	777,580,293
Fidelity Series Blue Chip Growth Fund	-	640,072,173	14,295,054	544,381	664,540,445
Fidelity Series Commodity Strategy Fund	802,421,860	120,843,837	563,652,497	-	284,959,071
Fidelity Series Emerging Markets Debt Fund	83,008,083	8,346,884	8,894,927	3,177,876	76,073,345
Fidelity Series Emerging Markets Fund	428,616,306	231,890,273	43,268,166	6,116,708	643,624,148
Fidelity Series Equity-Income Fund	456,590,441	557,278,960	56,896,436	12,365,973	1,009,388,436
Fidelity Series Floating Rate High Income Fund	96,138,999	9,858,133	8,359,593	3,131,295	95,484,414
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	166,777,913	602,984,087	42,438,006	4,320,412	768,186,788
Fidelity Series Growth Company Fund	-	797,559,918	18,806,376	544,315	822,523,681
Fidelity Series High Income Fund	743,549,405	97,097,496	100,280,497	29,889,243	737,865,840
Fidelity Series Inflation-Protected Bond Index Fund	269,213,630	67,391,082	309,582,798	8,352	12,289,870
Fidelity Series International Growth Fund	709,484,571	309,849,984	80,062,569	7,027,404	1,041,498,587
Fidelity Series International Small Cap Fund	143,975,076	59,992,835	12,362,643	1,564,640	210,687,381
Fidelity Series International Value Fund	703,646,006	289,471,182	69,201,479	20,785,490	1,025,824,001
Fidelity Series Intrinsic Opportunities Fund	274,048,747	191,946,628	37,467,494	4,833,088	501,507,916
Fidelity Series Investment Grade Bond Fund	1,847,181,730	306,908,083	1,560,045,180	26,855,507	535,270,939
Fidelity Series Large Cap Value Fund	435,825,680	120,663,724	518,594,093	4,687,128	-
Fidelity Series Opportunistic Insights Fund	333,229,823	136,044,074	49,458,942	-	513,393,600
Fidelity Series Real Estate Equity Fund	68,265,551	18,390,701	6,608,480	1,126,053	72,650,278
Fidelity Series Real Estate Income Fund	54,011,577	6,676,091	4,641,584	2,623,155	52,269,888
Fidelity Series Small Cap Discovery Fund	-	108,422,639	2,854,980	106,240	109,918,039
Fidelity Series Small Cap Opportunities Fund	187,307,306	228,009,973	26,654,419	80,137	410,956,868
Fidelity Series Stock Selector Large Cap Value Fund	460,345,409	240,655,687	93,298,170	6,410,034	653,347,455
Fidelity Small Cap Growth Fund	104,061,555	12,818,340	125,187,667	-	-
Fidelity Small Cap Value Fund	112,068,277	8,791,350	127,193,082	167,177	-
Total	$ 10,636,397,502	$ 5,494,045,796	$ 5,593,112,549	$ 148,161,461	$ 11,309,467,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $10,241,912,488. Net unrealized appreciation aggregated $1,067,555,428, of which $1,159,613,704 related to appreciated investment securities and $92,058,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2035 Fund

December 31, 2013

1.811348.109

F35-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund (a)(b)	19,345,687	$ 153,217,839
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund (b)	9,735,729	117,218,171
Fidelity Series 1000 Value Index Fund (b)	6,661,201	69,143,262
Fidelity Series All-Sector Equity Fund (b)	32,874,685	468,793,008
Fidelity Series Blue Chip Growth Fund (b)	36,144,855	384,942,703
Fidelity Series Equity-Income Fund (b)	47,588,586	585,339,605
Fidelity Series Growth & Income Fund (b)	32,289,360	414,272,494
Fidelity Series Growth Company Fund (b)	44,595,044	471,815,570
Fidelity Series Intrinsic Opportunities Fund (b)	20,935,739	290,588,063
Fidelity Series Opportunistic Insights Fund (b)	20,956,386	292,970,270
Fidelity Series Real Estate Equity Fund (b)	3,919,243	46,168,683
Fidelity Series Small Cap Discovery Fund (b)	6,717,268	69,926,762
Fidelity Series Small Cap Opportunities Fund (b)	17,526,508	235,731,528
Fidelity Series Stock Selector Large Cap Value Fund (b)	30,761,174	381,746,172
TOTAL DOMESTIC EQUITY FUNDS		3,828,656,291
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,543,739,789)		3,981,874,130
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund (b)	41,889,229	601,948,227
Fidelity Series International Small Cap Fund (b)	7,921,583	122,942,966
Fidelity Series International Value Fund (b)	52,904,954	593,593,589
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,318,484,782

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	21,238,770	$ 372,740,408
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,439,304,735)		1,691,225,190
Bond Funds - 10.0%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund (b)	4,212,622	42,336,849
Fidelity Series Floating Rate High Income Fund (b)	4,562,352	47,402,840
Fidelity Series High Income Fund (b)	39,718,575	415,853,483
Fidelity Series Real Estate Income Fund (b)	2,682,360	29,103,607
TOTAL HIGH YIELD BOND FUNDS		534,696,779
Investment Grade Bond Funds - 1.5%
Fidelity Series Investment Grade Bond Fund (b)	8,395,114	93,269,718
TOTAL BOND FUNDS (Cost $609,732,482)		627,966,497
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,592,777,006)		6,301,065,817
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$ 6,301,065,776
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 298,998,948	$ 40,043,603	$ 380,571,674	$ 810,549	$ -
Fidelity Disciplined Equity Fund	66,212,676	291,345	69,664,334	-	-
Fidelity Growth Company Fund	414,650,988	24,638,205	514,580,193	-	-
Fidelity Series 100 Index Fund	102,799,140	15,042,729	16,903,259	2,119,701	117,218,171
Fidelity Series 1000 Value Index Fund	-	68,173,333	872,942	147,444	69,143,262
Fidelity Series All-Sector Equity Fund	442,293,979	52,952,724	75,156,577	3,918,439	468,793,008
Fidelity Series Blue Chip Growth Fund	-	365,348,269	3,635,539	324,520	384,942,703
Fidelity Series Commodity Strategy Fund	492,118,400	86,164,225	377,871,042	-	153,217,839
Fidelity Series Emerging Markets Debt Fund	43,409,832	6,475,617	4,096,022	1,709,415	42,336,849
Fidelity Series Emerging Markets Fund	262,195,289	123,455,686	29,225,283	3,491,466	372,740,408
Fidelity Series Equity-Income Fund	274,206,122	305,052,670	25,074,605	7,342,531	585,339,605
Fidelity Series Floating Rate High Income Fund	46,146,895	6,932,387	4,587,028	1,540,058	47,402,840
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	100,171,919	303,214,744	12,144,688	2,469,305	414,272,494
Fidelity Series Growth Company Fund	-	453,548,114	7,465,779	311,506	471,815,570
Fidelity Series High Income Fund	389,678,722	63,180,503	35,648,909	15,988,656	415,853,483
Fidelity Series Inflation-Protected Bond Index Fund	-	1,215,829	1,216,525	31	-
Fidelity Series International Growth Fund	432,552,372	145,877,604	38,678,316	3,943,046	601,948,227
Fidelity Series International Small Cap Fund	87,758,173	31,886,066	8,348,963	935,472	122,942,966
Fidelity Series International Value Fund	428,597,716	142,876,749	40,202,309	12,012,621	593,593,589
Fidelity Series Intrinsic Opportunities Fund	164,216,602	102,450,623	20,198,262	2,877,082	290,588,063
Fidelity Series Investment Grade Bond Fund	541,689,061	127,051,721	558,243,467	8,210,840	93,269,718
Fidelity Series Large Cap Value Fund	268,013,652	78,926,172	323,112,111	2,917,064	-
Fidelity Series Opportunistic Insights Fund	200,195,104	57,044,444	19,968,757	-	292,970,270
Fidelity Series Real Estate Equity Fund	41,801,081	13,145,986	4,060,519	711,348	46,168,683
Fidelity Series Real Estate Income Fund	26,049,104	7,204,713	2,221,988	1,354,351	29,103,607
Fidelity Series Small Cap Discovery Fund	-	68,272,361	1,101,829	67,275	69,926,762
Fidelity Series Small Cap Opportunities Fund	115,116,706	123,146,657	15,493,500	47,845	235,731,528
Fidelity Series Stock Selector Large Cap Value Fund	276,611,948	127,721,514	50,119,164	20,988,918	381,746,172
Fidelity Small Cap Growth Fund	64,072,307	8,814,548	77,985,234	-	-
Fidelity Small Cap Value Fund	68,974,089	6,609,291	79,450,265	104,142	-
Total	$ 5,648,530,825	$ 2,956,758,432	$ 2,797,899,083	$ 94,343,625	$ 6,301,065,817
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $5,601,711,594. Net unrealized appreciation aggregated $699,354,223, of which $731,927,342 related to appreciated investment securities and $32,573,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2040 Fund

December 31, 2013

1.811349.109

F40-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund (a)(b)	22,627,823	$ 179,212,357
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund (b)	11,334,776	136,470,700
Fidelity Series 1000 Value Index Fund (b)	7,987,369	82,908,891
Fidelity Series All-Sector Equity Fund (b)	39,132,130	558,024,170
Fidelity Series Blue Chip Growth Fund (b)	41,869,670	445,911,983
Fidelity Series Equity-Income Fund (b)	55,154,978	678,406,235
Fidelity Series Growth & Income Fund (b)	37,325,319	478,883,842
Fidelity Series Growth Company Fund (b)	51,802,259	548,067,905
Fidelity Series Intrinsic Opportunities Fund (b)	24,540,881	340,627,431
Fidelity Series Opportunistic Insights Fund (b)	24,400,171	341,114,397
Fidelity Series Real Estate Equity Fund (b)	4,676,475	55,088,870
Fidelity Series Small Cap Discovery Fund (b)	7,941,245	82,668,362
Fidelity Series Small Cap Opportunities Fund (b)	20,409,296	274,505,036
Fidelity Series Stock Selector Large Cap Value Fund (b)	35,126,713	435,922,507
TOTAL DOMESTIC EQUITY FUNDS		4,458,600,329
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,126,210,021)		4,637,812,686
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund (b)	48,698,527	699,797,839
Fidelity Series International Small Cap Fund (b)	9,192,594	142,669,059
Fidelity Series International Value Fund (b)	61,775,280	693,118,645
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,535,585,543

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	24,718,655	$ 433,812,401
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,694,299,554)		1,969,397,944
Bond Funds - 9.9%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund (b)	4,905,756	49,302,847
Fidelity Series Floating Rate High Income Fund (b)	4,608,174	47,878,926
Fidelity Series High Income Fund (b)	46,244,853	484,183,608
Fidelity Series Real Estate Income Fund (b)	3,122,951	33,884,023
TOTAL HIGH YIELD BOND FUNDS		615,249,404
Investment Grade Bond Funds - 1.5%
Fidelity Series Investment Grade Bond Fund (b)	10,231,698	113,674,169
TOTAL BOND FUNDS (Cost $710,702,345)		728,923,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,531,211,920)		7,336,134,203
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$ 7,336,134,109
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,613,965	$ 42,168,096	$ 454,033,905	$ 982,143	$ -
Fidelity Disciplined Equity Fund	79,383,963	-	83,206,973	-	-
Fidelity Growth Company Fund	501,108,462	20,278,072	612,869,932	-	-
Fidelity Series 100 Index Fund	123,280,464	13,933,652	20,125,408	2,521,366	136,470,700
Fidelity Series 1000 Value Index Fund	-	82,316,170	1,632,594	177,715	82,908,891
Fidelity Series All-Sector Equity Fund	532,276,904	56,156,727	89,561,760	4,693,622	558,024,170
Fidelity Series Blue Chip Growth Fund	-	429,318,603	10,811,116	377,294	445,911,983
Fidelity Series Commodity Strategy Fund	601,677,707	96,805,416	461,640,428	-	179,212,357
Fidelity Series Emerging Markets Debt Fund	52,626,055	5,992,134	5,173,304	2,044,756	49,302,847
Fidelity Series Emerging Markets Fund	318,012,165	125,702,177	29,793,128	4,098,116	433,812,401
Fidelity Series Equity-Income Fund	338,041,915	333,962,785	31,691,762	8,804,458	678,406,235
Fidelity Series Floating Rate High Income Fund	50,886,280	6,003,190	7,909,271	1,649,863	47,878,926
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	123,509,214	340,638,981	16,169,888	2,944,536	478,883,842
Fidelity Series Growth Company Fund	-	539,304,885	21,753,243	363,972	548,067,905
Fidelity Series High Income Fund	472,842,334	57,583,244	44,595,731	19,058,101	484,183,608
Fidelity Series International Growth Fund	525,753,805	150,784,217	51,237,573	4,659,866	699,797,839
Fidelity Series International Small Cap Fund	106,326,246	31,574,757	9,241,788	1,098,276	142,669,059
Fidelity Series International Value Fund	521,944,842	143,454,512	47,747,148	14,002,098	693,118,645
Fidelity Series Intrinsic Opportunities Fund	201,323,772	111,952,085	25,674,175	3,429,199	340,627,431
Fidelity Series Investment Grade Bond Fund	557,059,848	87,326,313	512,946,793	8,132,466	113,674,169
Fidelity Series Large Cap Value Fund	323,669,869	92,368,342	386,287,496	3,578,112	-
Fidelity Series Opportunistic Insights Fund	246,769,163	50,806,819	24,120,636	-	341,114,397
Fidelity Series Real Estate Equity Fund	49,363,878	16,449,562	4,919,305	859,376	55,088,870
Fidelity Series Real Estate Income Fund	28,880,044	9,779,618	2,614,062	1,533,414	33,884,023
Fidelity Series Small Cap Discovery Fund	-	81,938,184	2,544,824	80,236	82,668,362
Fidelity Series Small Cap Opportunities Fund	138,645,643	139,165,140	18,682,879	56,012	274,505,036
Fidelity Series Stock Selector Large Cap Value Fund	341,079,737	122,572,314	61,805,638	4,280,515	435,922,507
Fidelity Small Cap Growth Fund	78,158,932	9,715,212	94,024,698	-	-
Fidelity Small Cap Value Fund	84,334,462	6,633,796	95,597,765	126,169	-
Total	$ 6,758,569,669	$ 3,204,685,003	$ 3,228,413,223	$ 89,551,681	$ 7,336,134,203
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $6,545,469,463. Net unrealized appreciation aggregated $790,664,740, of which $838,569,357 related to appreciated investment securities and $47,904,617 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2045 Fund

December 31, 2013

1.843410.107

F45-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund (a)(b)	9,091,480	$ 72,004,519
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund (b)	4,565,640	54,970,311
Fidelity Series 1000 Value Index Fund (b)	3,258,429	33,822,490
Fidelity Series All-Sector Equity Fund (b)	15,941,874	227,331,117
Fidelity Series Blue Chip Growth Fund (b)	17,064,139	181,733,085
Fidelity Series Equity-Income Fund (b)	22,206,396	273,138,666
Fidelity Series Growth & Income Fund (b)	14,718,821	188,842,478
Fidelity Series Growth Company Fund (b)	20,877,842	220,887,571
Fidelity Series Intrinsic Opportunities Fund (b)	9,847,463	136,682,788
Fidelity Series Opportunistic Insights Fund (b)	9,826,078	137,368,568
Fidelity Series Real Estate Equity Fund (b)	1,938,802	22,839,087
Fidelity Series Small Cap Discovery Fund (b)	3,267,886	34,018,698
Fidelity Series Small Cap Opportunities Fund (b)	8,219,973	110,558,638
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,951,123	173,133,437
TOTAL DOMESTIC EQUITY FUNDS		1,795,326,934
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,605,598,060)		1,867,331,453
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund (b)	19,646,514	282,320,404
Fidelity Series International Small Cap Fund (b)	3,704,659	57,496,314
Fidelity Series International Value Fund (b)	24,813,442	278,406,824
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		618,223,542

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund (b)	9,956,809	$ 174,741,991
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $655,432,665)		792,965,533
Bond Funds - 9.9%

High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,962,266	19,720,772
Fidelity Series Floating Rate High Income Fund (b)	1,007,150	10,464,290
Fidelity Series High Income Fund (b)	18,626,426	195,018,680
Fidelity Series Real Estate Income Fund (b)	1,255,834	13,625,797
TOTAL HIGH YIELD BOND FUNDS		238,829,539
Investment Grade Bond Funds - 1.8%
Fidelity Series Investment Grade Bond Fund (b)	4,968,204	55,196,751
TOTAL BOND FUNDS (Cost $284,142,625)		294,026,290
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,545,173,350)		2,954,323,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15)
NET ASSETS - 100%		$ 2,954,323,261
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 136,122,664	$ 25,853,188	$ 181,499,448	$ 386,494	$ -
Fidelity Disciplined Equity Fund	30,351,780	390,593	32,182,048	-	-
Fidelity Growth Company Fund	190,554,402	19,421,304	245,738,487	-	-
Fidelity Series 100 Index Fund	46,874,857	8,544,700	8,140,347	991,552	54,970,311
Fidelity Series 1000 Value Index Fund	-	33,188,179	277,446	73,175	33,822,490
Fidelity Series All-Sector Equity Fund	200,532,299	34,718,410	30,780,003	1,898,124	227,331,117
Fidelity Series Blue Chip Growth Fund	-	172,428,322	1,735,527	152,569	181,733,085
Fidelity Series Commodity Strategy Fund	229,013,206	50,511,714	184,658,525	-	72,004,519
Fidelity Series Emerging Markets Debt Fund	18,954,756	3,703,336	1,409,503	763,176	19,720,772
Fidelity Series Emerging Markets Fund	119,751,578	56,135,089	9,222,512	1,600,630	174,741,991
Fidelity Series Equity-Income Fund	123,866,150	144,790,412	10,151,173	3,430,971	273,138,666
Fidelity Series Floating Rate High Income Fund	9,460,149	2,130,479	886,513	330,062	10,464,290
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	45,248,499	137,309,987	5,031,798	1,172,865	188,842,478
Fidelity Series Growth Company Fund	-	217,358,992	8,706,390	145,500	220,887,571
Fidelity Series High Income Fund	225,447,407	43,555,393	73,266,273	9,215,240	195,018,680
Fidelity Series International Growth Fund	198,766,174	70,493,540	16,505,523	1,863,447	282,320,404
Fidelity Series International Small Cap Fund	40,506,495	14,990,782	3,433,811	448,409	57,496,314
Fidelity Series International Value Fund	197,947,938	67,198,995	16,568,054	5,528,016	278,406,824
Fidelity Series Intrinsic Opportunities Fund	74,797,958	49,137,304	7,796,262	1,366,788	136,682,788
Fidelity Series Investment Grade Bond Fund	112,141,719	29,856,384	82,919,680	1,821,106	55,196,751
Fidelity Series Large Cap Value Fund	122,272,345	43,580,590	153,603,810	1,432,826	-
Fidelity Series Opportunistic Insights Fund	90,463,001	28,270,341	7,607,251	-	137,368,568
Fidelity Series Real Estate Equity Fund	18,829,328	8,003,477	1,680,621	345,679	22,839,087
Fidelity Series Real Estate Income Fund	9,116,218	5,996,682	733,149	547,455	13,625,797
Fidelity Series Small Cap Discovery Fund	-	33,012,507	328,794	32,441	34,018,698
Fidelity Series Small Cap Opportunities Fund	52,242,976	58,163,461	5,934,593	22,331	110,558,638
Fidelity Series Stock Selector Large Cap Value Fund	125,094,985	52,654,479	17,572,583	1,693,769	173,133,437
Fidelity Small Cap Growth Fund	29,863,139	5,393,441	37,662,490	-	-
Fidelity Small Cap Value Fund	32,245,448	4,267,013	38,355,403	50,204	-
Total	$ 2,480,465,471	$ 1,421,059,094	$ 1,184,388,017	$ 35,312,829	$ 2,954,323,276
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,550,523,463. Net unrealized appreciation aggregated $403,799,813, of which $415,580,528 related to appreciated investment securities and $11,780,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2050 Fund

December 31, 2013

1.843411.107

F50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund (a)(b)	7,417,417	$ 58,745,945
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund (b)	3,734,108	44,958,660
Fidelity Series 1000 Value Index Fund (b)	2,699,902	28,024,980
Fidelity Series All-Sector Equity Fund (b)	13,018,273	185,640,570
Fidelity Series Blue Chip Growth Fund (b)	14,019,227	149,304,767
Fidelity Series Equity-Income Fund (b)	18,022,164	221,672,617
Fidelity Series Growth & Income Fund (b)	12,186,829	156,357,013
Fidelity Series Growth Company Fund (b)	17,114,413	181,070,491
Fidelity Series Intrinsic Opportunities Fund (b)	8,044,353	111,655,618
Fidelity Series Opportunistic Insights Fund (b)	8,036,768	112,354,015
Fidelity Series Real Estate Equity Fund (b)	1,610,508	18,971,779
Fidelity Series Small Cap Discovery Fund (b)	2,702,774	28,135,880
Fidelity Series Small Cap Opportunities Fund (b)	6,679,958	89,845,437
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,304,129	140,284,242
TOTAL DOMESTIC EQUITY FUNDS		1,468,276,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,310,752,514)		1,527,022,014
International Equity Funds - 26.8%

Developed International Equity Funds - 20.8%
Fidelity Series International Growth Fund (b)	15,958,920	229,329,678
Fidelity Series International Small Cap Fund (b)	3,079,747	47,797,677
Fidelity Series International Value Fund (b)	20,280,049	227,542,145
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		504,669,500

	Shares	Value
Emerging Markets Equity Funds - 6.0%
Fidelity Series Emerging Markets Fund (b)	8,219,805	$ 144,257,577
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $535,019,742)		648,927,077
Bond Funds - 10.0%

High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund (b)	1,608,744	16,167,880
Fidelity Series Floating Rate High Income Fund (b)	244,347	2,538,768
Fidelity Series High Income Fund (b)	15,234,725	159,507,573
Fidelity Series Real Estate Income Fund (b)	1,025,128	11,122,638
TOTAL HIGH YIELD BOND FUNDS		189,336,859
Investment Grade Bond Funds - 2.1%
Fidelity Series Investment Grade Bond Fund (b)	4,590,576	51,001,302
TOTAL BOND FUNDS (Cost $235,734,734)		240,338,161
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,081,506,990)		2,416,287,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11)
NET ASSETS - 100%		$ 2,416,287,241
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 115,551,329	$ 20,199,729	$ 152,225,167	$ 325,982	$ -
Fidelity Disciplined Equity Fund	25,531,228	192,269	26,940,623	-	-
Fidelity Growth Company Fund	161,156,910	14,945,389	206,030,129	-	-
Fidelity Series 100 Index Fund	39,559,755	6,641,066	7,632,178	820,424	44,958,660
Fidelity Series 1000 Value Index Fund	-	27,739,856	477,618	61,209	28,024,980
Fidelity Series All-Sector Equity Fund	169,849,558	28,662,252	32,432,454	1,548,625	185,640,570
Fidelity Series Blue Chip Growth Fund	-	146,442,670	6,360,729	127,200	149,304,767
Fidelity Series Commodity Strategy Fund	194,100,158	38,755,192	154,913,728	-	58,745,945
Fidelity Series Emerging Markets Debt Fund	15,753,724	2,974,990	1,273,809	636,589	16,167,880
Fidelity Series Emerging Markets Fund	100,492,737	44,344,006	7,272,215	1,307,365	144,257,577
Fidelity Series Equity-Income Fund	105,478,389	114,403,597	10,446,562	2,843,896	221,672,617
Fidelity Series Floating Rate High Income Fund	2,484,791	703,926	583,083	90,308	2,538,768
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	38,540,289	114,831,725	6,256,509	955,893	156,357,013
Fidelity Series Growth Company Fund	-	182,406,695	11,438,267	119,417	181,070,491
Fidelity Series High Income Fund	191,415,370	37,755,527	69,088,119	7,802,547	159,507,573
Fidelity Series International Growth Fund	166,678,653	52,656,897	14,552,994	1,521,545	229,329,678
Fidelity Series International Small Cap Fund	33,971,182	12,553,394	3,241,104	374,310	47,797,677
Fidelity Series International Value Fund	166,734,667	51,892,952	15,867,171	4,557,277	227,542,145
Fidelity Series Intrinsic Opportunities Fund	62,847,546	39,222,301	7,515,169	1,128,456	111,655,618
Fidelity Series Investment Grade Bond Fund	72,999,572	26,425,647	45,606,997	1,306,406	51,001,302
Fidelity Series Large Cap Value Fund	103,890,585	36,792,308	130,215,115	1,211,697	-
Fidelity Series Opportunistic Insights Fund	77,039,422	21,010,864	7,623,206	-	112,354,015
Fidelity Series Real Estate Equity Fund	15,606,153	6,761,536	1,488,289	286,954	18,971,779
Fidelity Series Real Estate Income Fund	6,758,487	5,585,330	638,594	428,240	11,122,638
Fidelity Series Small Cap Discovery Fund	-	27,862,218	834,588	26,950	28,135,880
Fidelity Series Small Cap Opportunities Fund	44,373,673	47,013,012	6,604,811	18,249	89,845,437
Fidelity Series Stock Selector Large Cap Value Fund	106,512,148	39,545,334	16,751,376	1,372,310	140,284,242
Fidelity Small Cap Growth Fund	25,199,447	4,527,532	31,734,413	-	-
Fidelity Small Cap Value Fund	27,218,917	3,487,604	32,232,096	41,899	-
Total	$ 2,069,744,690	$ 1,156,335,815	$ 1,008,277,113	$ 28,913,748	$ 2,416,287,252
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $2,087,169,365. Net unrealized appreciation aggregated $329,117,887, of which $341,615,774 related to appreciated investment securities and $12,497,887 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

December 31, 2013

1.927052.102

FF55-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund (a)(b)	961,264	$ 7,613,214
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund (b)	479,055	5,767,826
Fidelity Series 1000 Value Index Fund (b)	368,505	3,825,077
Fidelity Series All-Sector Equity Fund (b)	1,569,364	22,379,136
Fidelity Series Blue Chip Growth Fund (b)	1,795,333	19,120,296
Fidelity Series Equity-Income Fund (b)	2,333,805	28,705,800
Fidelity Series Growth & Income Fund (b)	1,563,325	20,057,465
Fidelity Series Growth Company Fund (b)	2,196,500	23,238,969
Fidelity Series Intrinsic Opportunities Fund (b)	1,033,734	14,348,227
Fidelity Series Opportunistic Insights Fund (b)	1,036,362	14,488,341
Fidelity Series Real Estate Equity Fund (b)	231,877	2,731,505
Fidelity Series Small Cap Discovery Fund (b)	338,371	3,522,447
Fidelity Series Small Cap Opportunities Fund (b)	868,219	11,677,542
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,453,150	18,033,586
TOTAL DOMESTIC EQUITY FUNDS		187,896,217
TOTAL DOMESTIC EQUITY FUNDS (Cost $179,380,362)		195,509,431
International Equity Funds - 27.0%

Developed International Equity Funds - 21.0%
Fidelity Series International Growth Fund (b)	2,041,413	29,335,107
Fidelity Series International Small Cap Fund (b)	415,587	6,449,918
Fidelity Series International Value Fund (b)	2,604,017	29,217,074
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		65,002,099

	Shares	Value
Emerging Markets Equity Funds - 6.0%
Fidelity Series Emerging Markets Fund (b)	1,048,377	$ 18,399,015
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,672,315)		83,401,114
Bond Funds - 9.7%

High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (b)	203,113	2,041,288
Fidelity Series Floating Rate High Income Fund (b)	2,982	30,980
Fidelity Series High Income Fund (b)	1,948,229	20,397,960
Fidelity Series Real Estate Income Fund (b)	72,473	786,327
TOTAL HIGH YIELD BOND FUNDS		23,256,555
Investment Grade Bond Funds - 2.2%
Fidelity Series Investment Grade Bond Fund (b)	610,982	6,788,008
TOTAL BOND FUNDS (Cost $29,701,242)		30,044,563
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $282,753,919)		308,955,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 308,955,109
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 9,879,288	$ 7,056,843	$ 18,624,798	$ 36,483	$ -
Fidelity Disciplined Equity Fund	2,125,234	114,102	2,348,949	-	-
Fidelity Growth Company Fund	13,077,158	7,215,785	23,260,583	-	-
Fidelity Series 100 Index Fund	3,476,555	2,402,084	815,046	97,984	5,767,826
Fidelity Series 1000 Value Index Fund	-	3,759,315	35,568	8,328	3,825,077
Fidelity Series All-Sector Equity Fund	14,517,243	9,031,792	3,104,733	185,023	22,379,136
Fidelity Series Blue Chip Growth Fund	-	19,141,043	1,167,827	15,686	19,120,296
Fidelity Series Commodity Strategy Fund	15,240,996	11,420,041	17,149,579	-	7,613,214
Fidelity Series Emerging Markets Debt Fund	956,671	1,308,783	107,348	61,374	2,041,288
Fidelity Series Emerging Markets Fund	8,190,722	10,233,190	900,418	157,502	18,399,015
Fidelity Series Equity-Income Fund	7,029,662	21,422,816	1,027,953	313,707	28,705,800
Fidelity Series Floating Rate High Income Fund	5,037	28,278	1,657	658	30,980
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2,567,293	16,965,548	480,132	119,718	20,057,465
Fidelity Series Growth Company Fund	-	23,304,084	1,309,016	14,726	23,238,969
Fidelity Series High Income Fund	14,299,373	12,962,181	6,882,590	793,153	20,397,960
Fidelity Series International Growth Fund	13,093,510	14,893,658	1,475,856	187,475	29,335,107
Fidelity Series International Small Cap Fund	2,643,631	3,636,339	293,183	48,201	6,449,918
Fidelity Series International Value Fund	12,932,413	15,029,172	1,438,624	555,329	29,217,074
Fidelity Series Intrinsic Opportunities Fund	4,477,624	8,843,508	788,555	134,830	14,348,227
Fidelity Series Investment Grade Bond Fund	128,171	6,757,129	34,180	22,767	6,788,008
Fidelity Series Large Cap Value Fund	8,323,887	7,227,003	14,068,056	143,486	-
Fidelity Series Opportunistic Insights Fund	5,158,995	7,653,162	726,167	-	14,488,341
Fidelity Series Real Estate Equity Fund	1,659,671	1,519,371	232,069	35,580	2,731,505
Fidelity Series Real Estate Income Fund	359,892	520,106	47,943	32,215	786,327
Fidelity Series Small Cap Discovery Fund	-	3,431,181	41,006	3,185	3,522,447
Fidelity Series Small Cap Opportunities Fund	3,818,377	7,813,117	491,303	2,421	11,677,542
Fidelity Series Stock Selector Large Cap Value Fund	7,059,938	11,061,747	1,055,052	171,664	18,033,586
Fidelity Small Cap Growth Fund	2,004,111	1,193,556	3,379,064	-	-
Fidelity Small Cap Value Fund	2,116,481	1,121,102	3,385,383	4,430	-
Total	$ 155,141,933	$ 237,066,036	$ 104,672,638	$ 3,145,925	$ 308,955,108
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $283,083,984. Net unrealized appreciation aggregated $25,871,124, of which $26,563,682 related to appreciated investment securities and $692,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

December 31, 2013

1.811331.109

FRI-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund (a)(c)	3,627,629	$ 28,730,820
Domestic Equity Funds - 15.9%
Fidelity Series 100 Index Fund (c)	782,863	9,425,668
Fidelity Series 1000 Value Index Fund (c)	372,375	3,865,255
Fidelity Series All-Sector Equity Fund (c)	2,862,242	40,815,578
Fidelity Series Blue Chip Growth Fund (c)	2,960,387	31,528,121
Fidelity Series Equity-Income Fund (c)	3,831,299	47,124,974
Fidelity Series Growth & Income Fund (c)	2,820,049	36,181,231
Fidelity Series Growth Company Fund (c)	3,700,664	39,153,026
Fidelity Series Intrinsic Opportunities Fund (c)	1,696,987	23,554,184
Fidelity Series Opportunistic Insights Fund (c)	1,686,008	23,570,385
Fidelity Series Real Estate Equity Fund (c)	340,409	4,010,022
Fidelity Series Small Cap Discovery Fund (c)	591,229	6,154,696
Fidelity Series Small Cap Opportunities Fund (c)	1,435,895	19,312,790
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,554,387	31,699,945
TOTAL DOMESTIC EQUITY FUNDS		316,395,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $301,326,853)		345,126,695
International Equity Funds - 7.3%

Developed International Equity Funds - 5.7%
Fidelity Series International Growth Fund (c)	3,568,017	51,272,401
Fidelity Series International Small Cap Fund (c)	748,543	11,617,390
Fidelity Series International Value Fund (c)	4,532,092	50,850,073
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		113,739,864
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund (c)	1,813,542	31,827,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $118,525,605)		145,567,517
Bond Funds - 45.5%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund (c)	1,164,940	$ 11,707,647
Fidelity Series Floating Rate High Income Fund (c)	2,243,526	23,310,238
Fidelity Series High Income Fund (c)	9,502,585	99,492,061
Fidelity Series Real Estate Income Fund (c)	660,674	7,168,308
TOTAL HIGH YIELD BOND FUNDS		141,678,254
Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	5,715,753	57,386,156
Investment Grade Bond Funds - 35.5%
Fidelity Series Investment Grade Bond Fund (c)	63,672,055	707,396,534
TOTAL BOND FUNDS (Cost $882,136,517)		906,460,944
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	328,346,582	328,346,582
Fidelity Short-Term Bond Fund (c)	31,335,536	268,858,897
TOTAL SHORT-TERM FUNDS (Cost $598,295,641)		597,205,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,900,284,616)		1,994,360,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,028)
NET ASSETS - 100%		$ 1,994,353,607
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 29,550,512	$ 4,985,217	$ 38,498,612	$ 74,236	$ -
Fidelity Disciplined Equity Fund	6,471,462	7,891	6,781,787	-	-
Fidelity Growth Company Fund	39,532,972	4,406,036	50,956,554	-	-
Fidelity Institutional Money Market Portfolio Institutional Class	475,076,345	12,934,223	159,663,984	346,522	328,346,582
Fidelity Series 100 Index Fund	10,058,863	1,300,220	3,470,826	177,341	9,425,668
Fidelity Series 1000 Value Index Fund	-	3,842,070	119,791	13,052	3,865,255
Fidelity Series All-Sector Equity Fund	43,443,824	3,639,232	10,917,375	341,239	40,815,578
Fidelity Series Blue Chip Growth Fund	-	34,525,565	5,051,950	27,436	31,528,121
Fidelity Series Commodity Strategy Fund	41,898,415	3,058,615	12,533,685	-	28,730,820
Fidelity Series Emerging Markets Debt Fund	11,658,104	2,243,548	1,315,522	430,593	11,707,647
Fidelity Series Emerging Markets Fund	26,453,092	7,856,093	3,762,713	298,784	31,827,653
Fidelity Series Equity-Income Fund	27,580,149	38,828,470	22,678,374	661,500	47,124,974
Fidelity Series Floating Rate High Income Fund	25,249,630	2,176,715	3,588,517	779,525	23,310,238
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	10,075,586	27,973,492	4,221,145	215,608	36,181,231
Fidelity Series Growth Company Fund	-	42,728,179	5,824,167	26,242	39,153,026
Fidelity Series High Income Fund	108,369,867	6,975,737	15,411,197	4,076,539	99,492,061
Fidelity Series Inflation-Protected Bond Index Fund	249,889,843	9,831,444	186,227,122	23,663	57,386,156
Fidelity Series International Growth Fund	43,822,625	10,278,707	8,309,713	345,670	51,272,401
Fidelity Series International Small Cap Fund	8,972,020	3,707,858	2,060,631	91,967	11,617,390
Fidelity Series International Value Fund	43,630,979	20,636,325	19,246,818	1,063,241	50,850,073
Fidelity Series Intrinsic Opportunities Fund	18,436,302	4,282,209	3,377,995	249,909	23,554,184
Fidelity Series Investment Grade Bond Fund	471,536,497	316,453,033	61,995,542	8,532,321	707,396,534
Fidelity Series Large Cap Value Fund	25,177,407	6,636,227	29,757,248	263,692	-
Fidelity Series Opportunistic Insights Fund	20,136,167	3,037,869	4,726,968	-	23,570,385
Fidelity Series Real Estate Equity Fund	4,218,184	816,528	592,159	64,216	4,010,022
Fidelity Series Real Estate Income Fund	8,061,268	792,858	1,158,799	365,635	7,168,308
Fidelity Series Small Cap Discovery Fund	-	6,118,009	208,000	5,963	6,154,696
Fidelity Series Small Cap Opportunities Fund	11,333,546	9,959,487	3,178,569	4,209	19,312,790
Fidelity Series Stock Selector Large Cap Value Fund	27,676,866	9,564,273	8,331,138	313,780	31,699,945
Fidelity Short-Term Bond Fund	390,811,762	11,578,052	132,653,178	2,166,371	268,858,897
Fidelity Small Cap Growth Fund	6,072,452	674,215	7,229,463	-	-
Fidelity Small Cap Value Fund	6,512,618	407,601	7,281,383	9,540	-
Total	$ 2,191,707,357	$ 612,255,998	$ 821,130,925	$ 20,968,794	$ 1,994,360,635
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,901,417,578. Net unrealized appreciation aggregated $92,943,057, of which $106,040,982 related to appreciated investment securities and $13,097,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2000 Fund - Class W

December 31, 2013

1.906831.104

FRX-W-X00-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	79,587	$ 634,305
Domestic Equity Funds - 15.7%
Spartan Total Market Index Fund Class F (c)	173,373	9,382,932
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,328,789)		10,017,237
International Equity Funds - 7.2%

Developed International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $3,685,704)	350,534	4,290,537
Bond Funds - 46.1%

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	357,254	3,590,408

	Shares	Value
Investment Grade Bond Funds - 40.1%
Spartan U.S. Bond Index Fund Class F (c)	2,111,788	$ 23,989,907
TOTAL BOND FUNDS (Cost $28,106,337)		27,580,315
Short-Term Funds - 30.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $17,952,038)	17,952,038	17,952,038
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,072,868)		59,840,127
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,035)
NET ASSETS - 100%		$ 59,837,092
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 23,501,543	$ 5,734,712	$ 11,284,217	$ 17,678	$ 17,952,038
Fidelity Series Commodity Strategy Fund Class F	1,166,142	356,635	784,394	-	634,305
Fidelity Series Global ex U.S. Index Fund	3,164,687	1,975,124	1,140,681	4,285,453	4,290,537
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,042,780	2,197,908	4,976,088	3,351,047	3,590,408
Spartan Total Market Index Fund Class F	7,448,502	3,978,876	3,380,132	152,190	9,382,932
Spartan U.S. Bond Index Fund Class F	16,457,641	12,305,119	4,069,186	314,425	23,989,907
Total	$ 58,781,295	$ 26,548,374	$ 25,634,698	$ 8,120,793	$ 59,840,127
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $57,230,762. Net unrealized appreciation aggregated $2,609,365, of which $3,332,402 related to appreciated investment securities and $723,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund - Class W

December 31, 2013

1.906833.104

FRX-W-X05-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	85,509	$ 681,507
Domestic Equity Funds - 27.3%
Spartan Total Market Index Fund Class F (c)	321,639	17,407,084
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,529,883)		18,088,591
International Equity Funds - 12.1%

Developed International Equity Funds - 12.1%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $6,859,673)	631,195	7,725,828
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 4.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	281,240	2,826,466

	Shares	Value
Investment Grade Bond Funds - 35.6%
Spartan U.S. Bond Index Fund Class F (c)	2,001,546	$ 22,737,566
TOTAL BOND FUNDS (Cost $26,034,461)		25,564,032
Short-Term Funds - 19.5%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $12,459,632)	12,459,632	12,459,632
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,883,649)		63,838,083
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,052)
NET ASSETS - 100%		$ 63,835,031
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 19,599,320	$ 3,744,663	$ 10,884,349	$ 140,504	$ 12,459,632
Fidelity Series Commodity Strategy Fund Class F	2,391,366	423,785	1,924,758	-	681,507
Fidelity Series Global ex U.S. Index Fund	5,803,062	2,838,072	1,438,820	148,872	7,725,828
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,114,582	1,409,306	4,124,556	2,569	2,826,466
Spartan Total Market Index Fund Class F	13,558,872	5,413,579	3,898,499	259,584	17,407,084
Spartan U.S. Bond Index Fund Class F	15,520,084	10,895,712	3,016,603	293,524	22,737,566
Total	$ 62,987,286	$ 24,725,117	$ 25,287,585	$ 845,053	$ 63,838,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $59,075,705. Net unrealized appreciation aggregated $4,762,378, of which $5,395,209 related to appreciated investment securities and $632,831 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund - Class W

December 31, 2013

1.906835.104

FRX-W-X10-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	624,388	$ 4,976,375
Domestic Equity Funds - 33.4%
Spartan Total Market Index Fund Class F (c)	2,577,744	139,507,523
TOTAL DOMESTIC EQUITY FUNDS (Cost $103,809,788)		144,483,898
International Equity Funds - 14.8%

Developed International Equity Funds - 14.8%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $53,029,207)	5,042,517	61,720,414
Bond Funds - 36.5%

Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,517,850	15,254,397

	Shares	Value
Investment Grade Bond Funds - 32.8%
Spartan U.S. Bond Index Fund Class F (c)	12,066,062	$ 137,070,464
TOTAL BOND FUNDS (Cost $155,387,546)		152,324,861
Short-Term Funds - 14.1%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $59,154,012)	59,154,012	59,154,012
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $371,380,553)		417,683,185
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,789)
NET ASSETS - 100%		$ 417,661,396
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 47,815,558	$ 23,647,687	$ 12,309,233	$ 40,348	$ 59,154,012
Fidelity Series Commodity Strategy Fund Class F	19,073,441	5,088,235	17,505,440	-	4,976,375
Fidelity Series Global ex U.S. Index Fund	46,607,658	19,761,078	9,242,942	-	61,720,414
Fidelity Series Inflation-Protected Bond Index Fund Class F	38,492,235	10,915,700	30,580,922	1,429,298	15,254,397
Spartan Total Market Index Fund Class F	109,281,717	38,736,474	27,979,088	1,988,302	139,507,523
Spartan U.S. Bond Index Fund Class F	103,610,011	54,047,648	16,276,107	1,950,997	137,070,464
Total	$ 364,880,620	$ 152,196,821	$ 113,893,732	$ 5,408,945	$ 417,683,185
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $372,654,189. Net unrealized appreciation aggregated $45,028,996, of which $48,979,996 related to appreciated investment securities and $3,951,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund - Class W

December 31, 2013

1.906837.104

FRX-W-X15-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.7%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,304,239	$ 10,394,787
Domestic Equity Funds - 38.4%
Spartan Total Market Index Fund Class F (c)	5,902,982	319,469,399
TOTAL DOMESTIC EQUITY FUNDS (Cost $248,064,015)		329,864,186
International Equity Funds - 17.0%

Developed International Equity Funds - 17.0%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $124,017,704)	11,526,178	141,080,417
Bond Funds - 33.5%

Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,350,664	23,624,171

	Shares	Value
Investment Grade Bond Funds - 30.7%
Spartan U.S. Bond Index Fund Class F (c)	22,455,959	$ 255,099,693
TOTAL BOND FUNDS (Cost $285,400,779)		278,723,864
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $81,981,821)	81,981,821	81,981,821
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,464,319)		831,650,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,074)
NET ASSETS - 100%		$ 831,606,214
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 66,853,664	$ 24,419,932	$ 9,291,775	$ 57,363	$ 81,981,821
Fidelity Series Commodity Strategy Fund Class F	36,867,827	11,054,949	34,158,929	-	10,394,787
Fidelity Series Global ex U.S. Index Fund	89,747,642	51,978,119	10,577,216	2,438,871	141,080,417
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,497,058	21,815,942	62,254,285	30,847	23,624,171
Spartan Total Market Index Fund Class F	210,325,614	99,751,597	32,361,824	4,454,751	319,469,399
Spartan U.S. Bond Index Fund Class F	198,036,397	81,292,983	15,947,587	3,938,611	255,099,693
Total	$ 672,328,202	$ 290,313,522	$ 164,591,616	$ 10,920,443	$ 831,650,288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $741,428,100. Net unrealized appreciation aggregated $90,222,188, of which $98,104,104 related to appreciated investment securities and $7,881,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund - Class W

December 31, 2013

1.906839.104

FRX-W-X20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.7%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,061,367	$ 24,399,099
Domestic Equity Funds - 42.4%
Spartan Total Market Index Fund Class F (c)	14,959,637	809,615,558
TOTAL DOMESTIC EQUITY FUNDS (Cost $638,756,057)		834,014,657
International Equity Funds - 18.7%

Developed International Equity Funds - 18.7%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $316,471,386)	29,139,026	356,661,677
Bond Funds - 31.2%

Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,857,677	38,769,656

	Shares	Value
Investment Grade Bond Funds - 29.1%
Spartan U.S. Bond Index Fund Class F (c)	48,856,322	$ 555,007,816
TOTAL BOND FUNDS (Cost $609,396,518)		593,777,472
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $122,720,447)	122,720,447	122,720,447
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,687,344,408)		1,907,174,253
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100,439)
NET ASSETS - 100%		$ 1,907,073,814
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 100,319,895	$ 38,721,216	$ 16,320,664	$ 90,320	$ 122,720,447
Fidelity Series Commodity Strategy Fund Class F	85,724,274	28,893,501	82,211,082	-	24,399,099
Fidelity Series Global ex U.S. Index Fund	208,642,305	146,677,904	21,044,784	6,204,402	356,661,677
Fidelity Series Inflation-Protected Bond Index Fund Class F	125,218,309	48,179,260	122,761,527	57,458	38,769,656
Spartan Total Market Index Fund Class F	488,754,404	290,236,583	68,621,929	11,249,592	809,615,558
Spartan U.S. Bond Index Fund Class F	422,284,130	177,310,725	26,194,276	8,608,551	555,007,816
Total	$ 1,430,943,317	$ 730,019,189	$ 337,154,262	$ 26,210,323	$ 1,907,174,253
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,691,791,945. Net unrealized appreciation aggregated $215,382,308, of which $233,863,196 related to appreciated investment securities and $18,480,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund - Class W

December 31, 2013

1.906841.104

FRX-W-X25-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.2%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,178,212	$ 17,360,348
Domestic Equity Funds - 49.9%
Spartan Total Market Index Fund Class F (c)	11,962,567	647,414,124
TOTAL DOMESTIC EQUITY FUNDS (Cost $508,577,168)		664,774,472
International Equity Funds - 21.9%

Developed International Equity Funds - 21.9%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $252,196,922)	23,243,832	284,504,509
Bond Funds - 26.5%

Inflation-Protected Bond Funds - 1.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,582,161	15,900,718

	Shares	Value
Investment Grade Bond Funds - 25.3%
Spartan U.S. Bond Index Fund Class F (c)	28,906,302	$ 328,375,590
TOTAL BOND FUNDS (Cost $353,354,346)		344,276,308
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $4,404,741)	4,404,741	4,404,741
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,118,533,177)		1,297,960,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,200)
NET ASSETS - 100%		$ 1,297,894,830
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,600,628	$ 8,723,071	$ 11,918,958	$ 6,777	$ 4,404,741
Fidelity Series Commodity Strategy Fund Class F	71,179,350	21,776,385	68,893,729	-	17,360,348
Fidelity Series Global ex U.S. Index Fund	173,070,220	102,052,552	9,861,484	5,056,828	284,504,509
Fidelity Series Inflation-Protected Bond Index Fund Class F	55,570,948	20,206,629	54,710,032	25,715	15,900,718
Spartan Total Market Index Fund Class F	404,921,876	194,432,108	35,086,209	9,190,281	647,414,124
Spartan U.S. Bond Index Fund Class F	257,122,902	92,274,483	10,031,399	5,232,951	328,375,590
Total	$ 969,465,924	$ 439,465,228	$ 190,501,811	$ 19,512,552	$ 1,297,960,030
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,121,642,827. Net unrealized appreciation aggregated $176,317,203, of which $187,116,414 related to appreciated investment securities and $10,799,211 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund - Class W

December 31, 2013

1.906844.104

FRX-W-X30-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,737,046	$ 21,814,254
Domestic Equity Funds - 58.7%
Spartan Total Market Index Fund Class F (b)	17,652,759	955,367,312
TOTAL DOMESTIC EQUITY FUNDS (Cost $769,052,129)		977,181,566
International Equity Funds - 25.7%

Developed International Equity Funds - 25.7%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $375,465,664)	34,184,480	418,418,035
Bond Funds - 14.3%

Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	634,092	6,372,627

	Shares	Value
Investment Grade Bond Funds - 13.9%
Spartan U.S. Bond Index Fund Class F (b)	19,862,678	$ 225,640,026
TOTAL BOND FUNDS (Cost $236,093,350)		232,012,653
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,380,611,143)		1,627,612,254
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,297)
NET ASSETS - 100%		$ 1,627,533,957
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 92,677,921	$ 31,431,738	$ 93,601,697	$ -	$ 21,814,254
Fidelity Series Global ex U.S. Index Fund	225,863,581	186,275,076	18,159,596	7,259,111	418,418,035
Fidelity Series Inflation-Protected Bond Index Fund Class F	33,257,799	15,176,724	39,094,277	14,928	6,372,627
Spartan Total Market Index Fund Class F	529,177,253	371,856,776	56,161,452	13,040,004	955,367,312
Spartan U.S. Bond Index Fund Class F	322,153,701	101,222,905	185,496,643	5,935,639	225,640,026
Total	$ 1,203,130,255	$ 705,963,219	$ 392,513,665	$ 26,249,682	$ 1,627,612,254
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,384,310,811. Net unrealized appreciation aggregated $243,301,443, of which $249,626,528 related to appreciated investment securities and $6,325,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund - Class W

December 31, 2013

1.906847.104

FRX-W-X35-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,670,958	$ 13,317,539
Domestic Equity Funds - 61.6%
Spartan Total Market Index Fund Class F (b)	10,920,717	591,029,229
TOTAL DOMESTIC EQUITY FUNDS (Cost $471,438,082)		604,346,768
International Equity Funds - 27.0%

Developed International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $231,291,584)	21,143,740	258,799,373
Bond Funds - 10.0%

Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	31,661	318,194

	Shares	Value
Investment Grade Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (b)	8,442,407	$ 95,905,748
TOTAL BOND FUNDS (Cost $97,804,404)		96,223,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $800,534,070)		959,370,083
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,965)
NET ASSETS - 100%		$ 959,329,118
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 60,712,970	$ 21,039,402	$ 62,596,226	$ -	$ 13,317,539
Fidelity Series Global ex U.S. Index Fund	149,104,428	100,010,002	7,198,825	4,487,200	258,799,373
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,333,661	963,244	600	318,194
Spartan Total Market Index Fund Class F	349,146,461	192,506,452	23,834,076	8,149,482	591,029,229
Spartan U.S. Bond Index Fund Class F	130,113,491	44,853,827	73,966,521	2,552,010	95,905,748
Total	$ 689,077,350	$ 359,743,344	$ 168,558,892	$ 15,189,292	$ 959,370,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $802,524,473. Net unrealized appreciation aggregated $156,845,610, of which $159,464,394 related to appreciated investment securities and $2,618,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund - Class W

December 31, 2013

1.906849.104

FRX-W-X40-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,984,298	$ 15,814,853
Domestic Equity Funds - 61.6%
Spartan Total Market Index Fund Class F (b)	12,731,388	689,022,705
TOTAL DOMESTIC EQUITY FUNDS (Cost $545,309,486)		704,837,558
International Equity Funds - 27.0%

Developed International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $268,232,969)	24,654,787	301,774,596
Bond Funds - 10.0%
	Shares	Value
Investment Grade Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (b) (Cost $114,354,226)	9,855,235	$ 111,955,474
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $927,896,681)		1,118,567,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46,657)
NET ASSETS - 100%		$ 1,118,520,971
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 73,364,708	$ 26,503,745	$ 77,101,651	$ -	$ 15,814,853
Fidelity Series Global ex U.S. Index Fund	178,486,716	119,115,779	15,280,054	5,254,408	301,774,596
Spartan Total Market Index Fund Class F	417,883,477	228,861,991	43,574,272	9,582,898	689,022,705
Spartan U.S. Bond Index Fund Class F	140,766,317	49,738,225	72,976,543	2,691,935	111,955,474
Total	$ 810,501,218	$ 424,219,740	$ 208,932,520	$ 17,529,241	$ 1,118,567,628
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $930,250,019. Net unrealized appreciation aggregated $188,317,609, of which $191,952,286 related to appreciated investment securities and $3,634,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund - Class W

December 31, 2013

1.906851.104

FRX-W-X45-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	967,149	$ 7,708,179
Domestic Equity Funds - 61.6%
Spartan Total Market Index Fund Class F (b)	6,152,958	332,998,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $266,122,897)		340,706,274
International Equity Funds - 27.0%

Developed International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $130,073,172)	11,915,543	145,846,249
Bond Funds - 10.0%
	Shares	Value
Investment Grade Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (b) (Cost $55,625,541)	4,770,466	$ 54,192,490
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $451,821,610)		540,745,013
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,014)
NET ASSETS - 100%		$ 540,722,999
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 35,241,966	$ 12,745,749	$ 36,863,148	$ -	$ 7,708,179
Fidelity Series Global ex U.S. Index Fund	85,970,942	53,479,251	3,406,157	2,555,977	145,846,249
Spartan Total Market Index Fund Class F	201,283,646	100,797,618	11,501,528	4,666,658	332,998,095
Spartan U.S. Bond Index Fund Class F	57,993,087	20,250,584	21,666,763	1,160,663	54,192,490
Total	$ 380,489,641	$ 187,273,202	$ 73,437,596	$ 8,383,298	$ 540,745,013
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $452,913,160. Net unrealized appreciation aggregated $87,831,853, of which $89,790,832 related to appreciated investment securities and $1,958,979 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund - Class W

December 31, 2013

1.906854.104

FRX-W-X50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	888,062	$ 7,077,855
Domestic Equity Funds - 61.6%
Spartan Total Market Index Fund Class F (b)	5,611,738	303,707,246
TOTAL DOMESTIC EQUITY FUNDS (Cost $246,243,788)		310,785,101
International Equity Funds - 27.0%

Developed International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $119,269,654)	10,869,611	133,044,033
Bond Funds - 10.0%
	Shares	Value
Investment Grade Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (b) (Cost $50,932,549)	4,350,101	$ 49,417,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $416,445,991)		493,246,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,871)
NET ASSETS - 100%		$ 493,226,415
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 30,688,057	$ 13,126,476	$ 33,763,983	$ -	$ 7,077,855
Fidelity Series Global ex U.S. Index Fund	74,632,682	54,679,066	4,719,165	2,325,495	133,044,033
Spartan Total Market Index Fund Class F	174,572,370	105,480,995	13,724,940	4,226,009	303,707,246
Spartan U.S. Bond Index Fund Class F	46,347,615	22,344,111	17,261,584	967,634	49,417,152
Total	$ 326,240,724	$ 195,630,648	$ 69,469,672	$ 7,519,138	$ 493,246,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $417,509,021. Net unrealized appreciation aggregated $75,737,265, of which $77,747,490 related to appreciated investment securities and $2,010,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund - Class W

December 31, 2013

1.927056.102

FRX-W-55-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.0%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	136,618	$ 1,088,847
Domestic Equity Funds - 61.6%
Spartan Total Market Index Fund Class F (b)	851,295	46,072,080
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,077,387)		47,160,927
International Equity Funds - 27.0%

Developed International Equity Funds - 27.0%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $18,696,008)	1,649,965	20,195,576
Bond Funds - 10.0%
	Shares	Value
Investment Grade Bond Funds - 10.0%
Spartan U.S. Bond Index Fund Class F (b) (Cost $7,661,078)	657,952	$ 7,474,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $66,434,473)		74,830,839
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,843)
NET ASSETS - 100%		$ 74,827,996
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 2,975,408	$ 3,553,739	$ 5,089,967	$ -	$ 1,088,847
Fidelity Series Global ex U.S. Index Fund	7,225,560	12,285,844	506,369	346,647	20,195,576
Spartan Total Market Index Fund Class F	16,861,654	25,161,081	1,111,407	608,483	46,072,080
Spartan U.S. Bond Index Fund Class F	3,144,569	4,688,424	173,557	94,344	7,474,336
Total	$ 30,207,191	$ 45,689,088	$ 6,881,300	$ 1,049,474	$ 74,830,839
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $66,520,535. Net unrealized appreciation aggregated $8,310,304, of which $8,542,127 related to appreciated investment securities and $231,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund - Class W

December 31, 2013

1.906829.104

FRX-W-INC-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.8%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	212,331	$ 1,692,277
Domestic Equity Funds - 15.7%
Spartan Total Market Index Fund Class F (c)	459,570	24,871,903
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,621,604)		26,564,180
International Equity Funds - 7.1%

Developed International Equity Funds - 7.1%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $9,947,818)	926,796	11,343,984
Bond Funds - 46.1%

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	945,697	9,504,252

	Shares	Value
Investment Grade Bond Funds - 40.1%
Spartan U.S. Bond Index Fund Class F (c)	5,581,742	$ 63,408,591
TOTAL BOND FUNDS (Cost $74,883,465)		72,912,843
Short-Term Funds - 30.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $47,440,055)	47,440,055	47,440,055
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $152,892,942)		158,261,062
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,011)
NET ASSETS - 100%		$ 158,253,051
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 53,113,549	$ 17,902,935	$ 23,576,429	$ 40,968	$ 47,440,055
Fidelity Series Commodity Strategy Fund Class F	2,640,205	982,849	1,702,580	-	1,692,277
Fidelity Series Global ex U.S. Index Fund	7,160,575	5,719,366	2,217,327	222,830	11,343,984
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,930,060	6,238,413	11,010,372	7,799	9,504,252
Spartan Total Market Index Fund Class F	16,736,513	11,851,154	6,833,831	391,680	24,871,903
Spartan U.S. Bond Index Fund Class F	37,182,018	34,757,081	6,863,779	741,788	63,408,591
Total	$ 132,762,920	$ 77,451,798	$ 52,204,318	$ 1,405,065	$ 158,261,062
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $153,177,592. Net unrealized appreciation aggregated $5,083,470, of which $7,440,856 related to appreciated investment securities and $2,357,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

December 31, 2013

1.907101.104

FF-K-00-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,451,642	$ 11,569,583
Domestic Equity Funds - 15.9%
Fidelity Series 100 Index Fund Class F (c)	276,568	3,329,874
Fidelity Series 1000 Value Index Fund Class F (c)	152,834	1,586,414
Fidelity Series All-Sector Equity Fund Class F (c)	1,014,111	14,451,088
Fidelity Series Blue Chip Growth Fund Class F (c)	1,046,501	11,145,234
Fidelity Series Equity-Income Fund Class F (c)	1,353,499	16,648,043
Fidelity Series Growth & Income Fund Class F (c)	994,690	12,771,823
Fidelity Series Growth Company Fund Class F (c)	1,288,541	13,632,764
Fidelity Series Intrinsic Opportunities Fund Class F (c)	589,486	8,187,956
Fidelity Series Opportunistic Insights Fund Class F (c)	595,541	8,325,665
Fidelity Series Real Estate Equity Fund Class F (c)	118,113	1,391,375
Fidelity Series Small Cap Discovery Fund Class F (c)	214,161	2,229,418
Fidelity Series Small Cap Opportunities Fund Class F (c)	505,769	6,837,994
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	901,621	11,189,123
TOTAL DOMESTIC EQUITY FUNDS		111,726,771
TOTAL DOMESTIC EQUITY FUNDS Cost $(110,485,310)		123,296,354
International Equity Funds - 7.3%

Developed International Equity Funds - 5.7%
Fidelity Series International Growth Fund Class F (c)	1,255,601	18,080,661
Fidelity Series International Small Cap Fund Class F (c)	263,570	4,098,518
Fidelity Series International Value Fund Class F (c)	1,596,235	17,941,682
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		40,120,861
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund Class F (c)	641,496	11,277,494
TOTAL INTERNATIONAL EQUITY FUNDS Cost $(41,857,561)		51,398,355
Bond Funds - 45.3%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F (c)	396,786	$ 3,987,700
Fidelity Series Floating Rate High Income Fund Class F (c)	782,999	8,135,357
Fidelity Series High Income Fund Class F (c)	3,357,356	35,151,518
Fidelity Series Real Estate Income Fund Class F (c)	230,896	2,505,218
TOTAL HIGH YIELD BOND FUNDS		49,779,793
Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,013,478	20,235,455
Investment Grade Bond Funds - 35.3%
Fidelity Series Investment Grade Bond Fund Class F (c)	22,409,938	248,974,411
TOTAL BOND FUNDS (Cost $324,593,243)		318,989,659
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	116,008,086	116,008,086
Fidelity Short-Term Bond Fund Class F (c)	11,083,809	95,099,083
TOTAL SHORT-TERM FUNDS (Cost $209,411,328)		211,107,169
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $686,347,442)		704,791,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,640)
NET ASSETS - 100%		$ 704,761,897
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 10,367,354	$ 2,065,850	$ 13,850,179	$ 38,060	$ -
Fidelity Disciplined Equity Fund Class F	2,272,153	8,875	2,389,469	-	-
Fidelity Growth Company Fund Class F	13,841,156	1,841,137	18,193,271	-	-
Fidelity Institutional Money Market Portfolio Class F	165,948,123	9,299,325	59,239,362	122,958	116,008,086
Fidelity Series 100 Index Fund	3,503,980	434,038	4,379,652	63,377	-
Fidelity Series 100 Index Fund Class F	-	3,388,316	157,654	-	3,329,874
Fidelity Series 1000 Value Index Fund Class F	-	1,594,902	65,447	5,396	1,586,414
Fidelity Series All-Sector Equity Fund Class F	15,197,543	1,817,503	4,217,311	145,986	14,451,088
Fidelity Series Blue Chip Growth Fund Class F	-	12,473,555	2,064,558	13,029	11,145,234
Fidelity Series Commodity Strategy Fund Class F	14,657,088	1,449,512	3,287,833	-	11,569,583
Fidelity Series Emerging Markets Debt Fund Class F	4,128,883	769,982	605,265	156,510	3,987,700
Fidelity Series Emerging Markets Fund Class F	9,247,573	2,988,702	1,407,050	122,497	11,277,494
Fidelity Series Equity-Income Fund Class F	9,701,289	11,607,061	5,823,509	254,321	16,648,043
Fidelity Series Floating Rate High Income Fund Class F	8,951,472	825,102	1,456,744	284,490	8,135,357
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,546,946	12,760,314	4,395,503	83,681	12,771,823
Fidelity Series Growth Company Fund Class F	-	15,178,615	2,359,577	13,288	13,632,764
Fidelity Series High Income Fund Class F	38,372,819	3,549,718	6,634,644	1,484,282	35,151,518
Fidelity Series Inflation-Protected Bond Index Fund Class F	87,252,419	6,525,549	67,971,809	15,938	20,235,455
Fidelity Series International Growth Fund Class F	15,297,286	3,905,986	3,102,414	147,725	18,080,661
Fidelity Series International Small Cap Fund Class F	3,125,927	1,384,935	771,333	37,515	4,098,518
Fidelity Series International Value Fund Class F	15,195,142	8,053,291	7,407,176	403,630	17,941,682
Fidelity Series Intrinsic Opportunities Fund Class F	6,402,479	1,343,210	1,056,283	98,918	8,187,956
Fidelity Series Investment Grade Bond Fund Class F	164,573,090	115,844,198	24,674,921	3,166,168	248,974,411
Fidelity Series Large Cap Value Fund Class F	8,877,379	2,682,177	10,807,369	106,227	-
Fidelity Series Opportunistic Insights Fund Class F	7,095,962	1,045,945	1,644,246	11,059	8,325,665
Fidelity Series Real Estate Equity Fund Class F	1,315,668	486,050	256,676	24,681	1,391,375
Fidelity Series Real Estate Income Fund Class F	2,865,016	303,409	476,054	134,031	2,505,218
Fidelity Series Small Cap Discovery Fund Class F	-	2,227,385	86,925	2,842	2,229,418
Fidelity Series Small Cap Opportunities Fund Class F	3,972,675	3,365,663	921,974	4,986	6,837,994
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,741,259	3,246,807	2,776,439	125,518	11,189,123
Fidelity Short-Term Bond Fund Class F	136,491,569	7,965,787	49,059,502	866,552	95,099,083
Fidelity Small Cap Growth Fund Class F	2,095,648	306,870	2,574,478	-	-
Fidelity Small Cap Value Fund Class F	2,242,805	216,652	2,587,141	5,876	-
Total	$ 766,280,703	$ 240,956,421	$ 306,701,768	$ 7,939,541	$ 704,791,537
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $686,845,320. Net unrealized appreciation aggregated $17,946,217, of which $28,364,953 related to appreciated investment securities and $10,418,736 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

December 31, 2013

1.907103.104

FF-K-05-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,384,594	$ 11,035,211
Domestic Equity Funds - 26.4%
Fidelity Series 100 Index Fund Class F (c)	337,687	4,065,748
Fidelity Series 1000 Value Index Fund Class F (c)	227,290	2,359,268
Fidelity Series All-Sector Equity Fund Class F (c)	1,100,783	15,686,165
Fidelity Series Blue Chip Growth Fund Class F (c)	1,227,528	13,073,169
Fidelity Series Equity-Income Fund Class F (c)	1,581,002	19,446,322
Fidelity Series Growth & Income Fund Class F (c)	1,151,425	14,784,303
Fidelity Series Growth Company Fund Class F (c)	1,488,833	15,751,849
Fidelity Series Intrinsic Opportunities Fund Class F (c)	684,727	9,510,855
Fidelity Series Opportunistic Insights Fund Class F (c)	714,574	9,989,741
Fidelity Series Real Estate Equity Fund Class F (c)	148,108	1,744,715
Fidelity Series Small Cap Discovery Fund Class F (c)	231,469	2,409,593
Fidelity Series Small Cap Opportunities Fund Class F (c)	600,544	8,119,352
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,035,833	12,854,692
TOTAL DOMESTIC EQUITY FUNDS		129,795,772
TOTAL DOMESTIC EQUITY FUNDS (Cost $125,980,365)		140,830,983
International Equity Funds - 11.6%

Developed International Equity Funds - 9.1%
Fidelity Series International Growth Fund Class F (c)	1,406,233	20,249,749
Fidelity Series International Small Cap Fund Class F (c)	293,687	4,566,834
Fidelity Series International Value Fund Class F (c)	1,783,449	20,045,964
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		44,862,547
Emerging Markets Equity Funds - 2.5%
Fidelity Series Emerging Markets Fund Class F (c)	715,903	12,585,573
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,525,448)		57,448,120
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund Class F (c)	296,200	$ 2,976,810
Fidelity Series Floating Rate High Income Fund Class F (c)	543,893	5,651,051
Fidelity Series High Income Fund Class F (c)	2,517,973	26,363,182
Fidelity Series Real Estate Income Fund Class F (c)	203,209	2,204,814
TOTAL HIGH YIELD BOND FUNDS		37,195,857
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,063,269	10,685,858
Investment Grade Bond Funds - 29.7%
Fidelity Series Investment Grade Bond Fund Class F (c)	13,186,278	146,499,545
TOTAL BOND FUNDS (Cost $197,328,386)		194,381,260
Short-Term Funds - 20.3%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	54,959,813	54,959,813
Fidelity Short-Term Bond Fund Class F (c)	5,233,155	44,900,467
TOTAL SHORT-TERM FUNDS (Cost $99,233,485)		99,860,280
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $469,067,684)		492,520,643
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,685)
NET ASSETS - 100%		$ 492,499,958
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 11,815,761	$ 2,575,266	$ 16,005,369	$ 41,226	$ -
Fidelity Disciplined Equity Fund Class F	2,578,747	28,754	2,729,159	-	-
Fidelity Growth Company Fund Class F	15,272,824	2,314,781	20,348,355	-	-
Fidelity Institutional Money Market Portfolio Class	82,320,523	16,630,584	43,991,295	64,456	54,959,813
Fidelity Series 100 Index Fund	3,957,039	714,699	5,139,707	72,400	-
Fidelity Series 100 Index Fund Class F	-	4,068,654	120,249	-	4,065,748
Fidelity Series 1000 Value Index Fund Class F	-	2,370,550	79,377	5,646	2,359,268
Fidelity Series All-Sector Equity Fund Class F	17,062,392	3,021,745	6,193,953	162,505	15,686,165
Fidelity Series Blue Chip Growth Fund Class F	-	13,705,020	1,466,070	14,842	13,073,169
Fidelity Series Commodity Strategy Fund Class F	18,712,743	2,669,643	8,674,508	-	11,035,211
Fidelity Series Emerging Markets Debt Fund Class F	3,081,086	536,913	400,762	123,095	2,976,810
Fidelity Series Emerging Markets Fund Class F	10,249,384	3,348,775	1,528,728	136,290	12,585,573
Fidelity Series Equity-Income Fund Class F	10,757,552	14,480,988	7,084,269	287,033	19,446,322
Fidelity Series Floating Rate High Income Fund Class F	5,430,822	1,147,371	797,196	190,277	5,651,051
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,927,382	13,467,896	3,555,819	94,848	14,784,303
Fidelity Series Growth Company Fund Class F	-	16,327,611	1,478,333	15,230	15,751,849
Fidelity Series High Income Fund Class F	23,964,069	6,746,317	4,242,527	978,229	26,363,182
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,159,502	6,764,910	38,282,960	8,271	10,685,858
Fidelity Series International Growth Fund Class F	16,729,213	5,598,117	4,250,664	164,351	20,249,749
Fidelity Series International Small Cap Fund Class F	3,426,173	1,787,777	1,032,533	41,742	4,566,834
Fidelity Series International Value Fund Class F	16,533,675	8,488,065	7,238,765	449,054	20,045,964
Fidelity Series Intrinsic Opportunities Fund Class F	6,130,497	3,089,861	1,260,488	110,709	9,510,855
Fidelity Series Investment Grade Bond Fund Class F	89,545,578	79,233,543	18,353,408	1,784,693	146,499,545
Fidelity Series Large Cap Value Fund Class F	9,996,897	3,369,947	12,539,928	112,027	-
Fidelity Series Opportunistic Insights Fund Class F	7,852,073	2,247,117	2,180,451	12,942	9,989,741
Fidelity Series Real Estate Equity Fund Class F	1,520,576	676,727	278,950	29,322	1,744,715
Fidelity Series Real Estate Income Fund Class F	2,333,416	387,951	355,694	115,651	2,204,814
Fidelity Series Small Cap Discovery Fund Class F	-	2,409,363	96,468	3,048	2,409,593
Fidelity Series Small Cap Opportunities Fund Class F	4,532,355	4,458,460	1,366,517	5,591	8,119,352
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,807,598	4,974,950	3,974,826	144,968	12,854,692
Fidelity Short-Term Bond Fund Class F	67,453,619	13,914,147	36,307,539	452,980	44,900,467
Fidelity Small Cap Growth Fund Class F	2,384,563	472,153	3,054,792	-	-
Fidelity Small Cap Value Fund Class F	2,548,398	369,451	3,063,512	6,371	-
Total	$ 496,084,457	$ 242,398,106	$ 257,473,171	$ 5,627,797	$ 492,520,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $469,922,792. Net unrealized appreciation aggregated $22,597,851, of which $29,107,197 related to appreciated investment securities and $6,509,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

December 31, 2013

1.907105.104

FF-K-10-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	12,909,806	$ 102,891,154
Domestic Equity Funds - 32.6%
Fidelity Series 100 Index Fund Class F (c)	3,813,682	45,916,726
Fidelity Series 1000 Value Index Fund Class F (c)	2,298,237	23,855,703
Fidelity Series All-Sector Equity Fund Class F (c)	14,822,223	211,216,676
Fidelity Series Blue Chip Growth Fund Class F (c)	13,876,380	147,783,446
Fidelity Series Equity-Income Fund Class F (c)	17,966,400	220,986,717
Fidelity Series Growth & Income Fund Class F (c)	11,194,438	143,736,584
Fidelity Series Growth Company Fund Class F (c)	17,034,571	180,225,761
Fidelity Series Intrinsic Opportunities Fund Class F (c)	7,884,728	109,518,870
Fidelity Series Opportunistic Insights Fund Class F (c)	8,145,209	113,870,022
Fidelity Series Real Estate Equity Fund Class F (c)	1,705,827	20,094,644
Fidelity Series Small Cap Discovery Fund Class F (c)	2,814,442	29,298,337
Fidelity Series Small Cap Opportunities Fund Class F (c)	6,692,522	90,482,903
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	11,146,829	138,332,145
TOTAL DOMESTIC EQUITY FUNDS		1,475,318,534
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,388,213,873)		1,578,209,688
International Equity Funds - 14.3%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund Class F (c)	15,919,098	229,235,017
Fidelity Series International Small Cap Fund Class F (c)	3,324,286	51,692,646
Fidelity Series International Value Fund Class F (c)	20,198,864	227,035,235
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		507,962,898

	Shares	Value
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund Class F (c)	7,998,067	$ 140,606,021
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $514,626,397)		648,568,919
Bond Funds - 36.0%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,787,282	28,012,180
Fidelity Series Floating Rate High Income Fund Class F (c)	4,840,564	50,293,456
Fidelity Series High Income Fund Class F (c)	24,064,572	251,956,070
Fidelity Series Real Estate Income Fund Class F (c)	1,950,684	21,164,923
TOTAL HIGH YIELD BOND FUNDS		351,426,629
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	8,051,237	80,914,931
Investment Grade Bond Funds - 26.4%
Fidelity Series Investment Grade Bond Fund Class F (c)	107,792,630	1,197,576,116
TOTAL BOND FUNDS (Cost $1,658,380,887)		1,629,917,676
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	370,691,403	370,691,403
Fidelity Short-Term Bond Fund Class F (c)	35,307,022	302,934,249
TOTAL SHORT-TERM FUNDS (Cost $670,592,527)		673,625,652
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,231,813,684)		4,530,321,935
NET OTHER ASSETS (LIABILITIES) - 0.0%		(188,769)
NET ASSETS - 100%		$ 4,530,133,166
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 149,802,430	$ 18,689,980	$ 188,734,656	$ 544,698	$ -
Fidelity Disciplined Equity Fund Class F	32,891,866	195,514	34,690,362	-	-
Fidelity Growth Company Fund Class F	201,628,203	12,463,480	249,913,112	-	-
Fidelity Institutional Money Market Portfolio Class F	324,006,396	93,846,904	47,161,898	268,206	370,691,403
Fidelity Series 100 Index Fund	50,679,176	3,655,373	60,513,821	816,612	-
Fidelity Series 100 Index Fund Class F	-	45,682,016	1,079,265	-	45,916,726
Fidelity Series 1000 Value Index Fund Class F	-	23,758,832	680,904	66,604	23,855,703
Fidelity Series All-Sector Equity Fund Class F	220,409,431	24,322,774	56,847,909	2,128,975	211,216,676
Fidelity Series Blue Chip Growth Fund Class F	-	168,086,190	29,980,870	168,255	147,783,446
Fidelity Series Commodity Strategy Fund Class F	236,385,079	28,747,347	140,014,550	-	102,891,154
Fidelity Series Emerging Markets Debt Fund Class F	31,266,438	2,525,150	3,401,143	1,201,549	28,012,180
Fidelity Series Emerging Markets Fund Class F	131,441,689	17,660,762	14,578,044	1,529,751	140,606,021
Fidelity Series Equity-Income Fund Class F	140,951,352	106,359,597	41,925,876	3,532,903	220,986,717
Fidelity Series Floating Rate High Income Fund Class F	54,243,040	4,726,670	7,521,902	1,748,426	50,293,456
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	51,492,653	91,802,062	9,973,067	1,050,191	143,736,584
Fidelity Series Growth Company Fund Class F	-	202,965,584	33,164,024	172,147	180,225,761
Fidelity Series High Income Fund Class F	225,844,840	53,025,932	25,970,896	9,019,881	251,956,070
Fidelity Series Inflation-Protected Bond Index Fund Class F	474,228,237	30,149,139	394,683,646	74,218	80,914,931
Fidelity Series International Growth Fund Class F	217,671,150	17,348,508	33,524,969	1,860,746	229,235,017
Fidelity Series International Small Cap Fund Class F	44,352,190	10,298,546	8,313,233	470,643	51,692,646
Fidelity Series International Value Fund Class F	215,820,670	33,235,840	51,251,928	5,067,223	227,035,235
Fidelity Series Intrinsic Opportunities Fund Class F	80,252,568	20,325,664	11,213,172	1,354,461	109,518,870
Fidelity Series Investment Grade Bond Fund Class F	1,011,302,155	358,332,070	132,274,835	18,416,229	1,197,576,116
Fidelity Series Large Cap Value Fund Class F	131,757,219	36,605,715	157,778,744	1,492,653	-
Fidelity Series Opportunistic Insights Fund Class F	102,960,623	6,410,374	21,563,366	148,777	113,870,022
Fidelity Series Real Estate Equity Fund Class F	18,790,991	6,269,143	2,903,576	349,543	20,094,644
Fidelity Series Real Estate Income Fund Class F	24,335,736	2,346,572	3,905,287	1,147,113	21,164,923
Fidelity Series Small Cap Discovery Fund Class F	-	30,107,197	1,990,903	38,430	29,298,337
Fidelity Series Small Cap Opportunities Fund Class F	57,101,662	49,544,817	22,064,779	64,325	90,482,903
Fidelity Series Stock Selector Large Cap Value Fund Class F	141,814,376	23,064,611	40,875,197	1,548,219	138,332,145
Fidelity Short-Term Bond Fund Class F	266,142,105	73,810,941	36,334,227	1,928,595	302,934,249
Fidelity Small Cap Growth Fund Class F	30,161,753	4,070,414	36,641,611	-	-
Fidelity Small Cap Value Fund Class F	32,244,593	2,743,557	36,743,979	82,251	-
Total	$ 4,699,978,621	$ 1,603,177,275	$ 1,938,215,751	$ 56,291,624	$ 4,530,321,935
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $4,236,981,354. Net unrealized appreciation aggregated $293,340,581, of which $356,165,023 related to appreciated investment securities and $62,824,442 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

December 31, 2013

1.907107.104

FF-K-15-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	20,963,092	$ 167,075,842
Domestic Equity Funds - 38.5%
Fidelity Series 100 Index Fund Class F (c)	7,146,256	86,040,927
Fidelity Series 1000 Value Index Fund Class F (c)	3,677,775	38,175,308
Fidelity Series All-Sector Equity Fund Class F (c)	25,288,698	360,363,948
Fidelity Series Blue Chip Growth Fund Class F (c)	26,819,542	285,628,126
Fidelity Series Equity-Income FundClass F (c)	34,966,475	430,087,640
Fidelity Series Growth & Income Fund Class F (c)	25,343,944	325,416,239
Fidelity Series Growth Company Fund Class F (c)	32,880,753	347,878,366
Fidelity Series Intrinsic Opportunities Fund Class F (c)	15,205,571	211,205,387
Fidelity Series Opportunistic Insights Fund Class F (c)	15,696,333	219,434,732
Fidelity Series Real Estate Equity Fund Class F (c)	2,931,936	34,538,204
Fidelity Series Small Cap Discovery Fund Class F (c)	5,259,264	54,748,940
Fidelity Series Small Cap Opportunities Fund Class F (c)	12,711,639	171,861,356
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	22,020,718	273,277,105
TOTAL DOMESTIC EQUITY FUNDS		2,838,656,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,677,514,072)		3,005,732,120
International Equity Funds - 16.4%

Developed International Equity Funds - 13.1%
Fidelity Series International Growth Fund Class F (c)	29,871,871	430,154,946
Fidelity Series International Small Cap Fund Class F (c)	6,382,297	99,244,712
Fidelity Series International Value Fund Class F (c)	38,834,893	436,504,192
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		965,903,850

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F (c)	13,934,486	$ 244,968,263
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $990,723,177)		1,210,872,113
Bond Funds - 32.8%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,217,883	42,389,719
Fidelity Series Floating Rate High Income Fund Class F (c)	7,880,264	81,875,940
Fidelity Series High Income Fund Class F (c)	40,092,012	419,763,369
Fidelity Series Real Estate Income Fund Class F (c)	3,169,361	34,387,569
TOTAL HIGH YIELD BOND FUNDS		578,416,597
Inflation-Protected Bond Funds - 1.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	10,058,260	101,085,517
Investment Grade Bond Funds - 23.6%
Fidelity Series Investment Grade Bond Fund Class F (c)	156,931,173	1,743,505,338
TOTAL BOND FUNDS (Cost $2,476,247,117)		2,423,007,452
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	409,603,830	409,603,830
Fidelity Short-Term Bond Fund Class F (c)	38,680,318	331,877,125
TOTAL SHORT-TERM FUNDS (Cost $738,058,251)		741,480,955
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,882,542,617)		7,381,092,640
NET OTHER ASSETS (LIABILITIES) - 0.0%		(307,103)
NET ASSETS - 100%		$ 7,380,785,537
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 237,838,735	$ 38,891,443	$ 309,813,541	$ 910,391	$ -
Fidelity Disciplined Equity Fund Class F	52,358,996	400,751	55,322,111	-	-
Fidelity Growth Company Fund Class F	322,600,509	29,197,744	410,487,197	-	-
Fidelity Institutional Money Market Portfolio Class F	381,045,557	66,469,182	37,910,910	310,622	409,603,830
Fidelity Series 100 Index Fund	81,337,216	11,466,073	102,884,459	1,577,845	-
Fidelity Series 100 Index Fund Class F	-	85,487,476	1,958,792	-	86,040,927
Fidelity Series 1000 Value Index Fund Class F	-	38,011,610	1,200,360	129,590	38,175,308
Fidelity Series All-Sector Equity Fund Class F	351,010,140	45,547,165	74,126,611	3,644,385	360,363,948
Fidelity Series Blue Chip Growth Fund Class F	-	289,293,761	21,759,049	327,478	285,628,126
Fidelity Series Commodity Strategy Fund Class F	380,986,843	58,489,012	237,039,466	-	167,075,842
Fidelity Series Emerging Markets Debt Fund Class F	44,393,155	4,736,324	3,266,738	1,765,385	42,389,719
Fidelity Series Emerging Markets Fund Class F	207,804,129	41,077,564	14,541,064	2,544,546	244,968,263
Fidelity Series Equity-Income Fund Class F	218,217,212	316,831,686	131,486,476	6,085,282	430,087,640
Fidelity Series Floating Rate High Income Fund Class F	80,285,954	9,318,723	5,871,914	2,741,052	81,875,940
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	79,795,267	265,504,433	39,455,489	2,044,801	325,416,239
Fidelity Series Growth Company Fund Class F	-	349,484,012	21,165,150	332,012	347,878,366
Fidelity Series High Income Fund Class F	337,458,576	112,572,790	28,949,865	14,169,757	419,763,369
Fidelity Series Inflation-Protected Bond Index Fund Class F	707,349,178	87,395,634	652,146,105	95,170	101,085,517
Fidelity Series International Growth Fund Class F	343,583,858	72,169,106	33,369,490	3,483,736	430,154,946
Fidelity Series International Small Cap Fund Class F	70,175,563	29,624,384	9,301,399	903,103	99,244,712
Fidelity Series International Value Fund Class F	341,221,853	116,728,912	70,628,709	9,728,773	436,504,192
Fidelity Series Intrinsic Opportunities Fund Class F	129,280,499	65,900,399	18,376,748	2,434,769	211,205,387
Fidelity Series Investment Grade Bond Fund Class F	1,608,848,595	328,393,574	129,996,242	29,493,473	1,743,505,338
Fidelity Series Large Cap Value Fund Class F	209,293,319	63,584,749	254,385,233	2,511,440	-
Fidelity Series Opportunistic Insights Fund Class F	159,564,808	37,846,988	21,886,654	285,781	219,434,732
Fidelity Series Real Estate Equity Fund Class F	29,832,276	11,017,698	2,779,675	490,611	34,538,204
Fidelity Series Real Estate Income Fund Class F	39,787,328	4,952,031	7,610,406	1,935,476	34,387,569
Fidelity Series Small Cap Discovery Fund Class F	-	53,815,504	1,200,217	69,020	54,748,940
Fidelity Series Small Cap Opportunities Fund Class F	90,905,560	104,670,677	33,837,417	124,322	171,861,356
Fidelity Series Stock Selector Large Cap Value Fund Class F	219,647,351	80,031,697	48,968,756	3,063,417	273,277,105
Fidelity Short-Term Bond Fund Class F	313,710,106	52,448,806	33,473,849	2,227,467	331,877,125
Fidelity Small Cap Growth Fund Class F	48,597,274	7,421,862	59,994,114	-	-
Fidelity Small Cap Value Fund Class F	52,008,882	5,187,745	60,083,534	137,471	-
Total	$ 7,138,938,739	$ 2,883,969,515	$ 2,935,277,740	$ 93,567,175	$ 7,381,092,640
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $6,891,795,584. Net unrealized appreciation aggregated $489,297,056, of which $591,607,579 related to appreciated investment securities and $102,310,523 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

December 31, 2013

1.907109.104

FF-K-20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.0%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	49,861,384	$ 397,395,229
Domestic Equity Funds - 42.7%
Fidelity Series 100 Index Fund Class F (c)	18,548,014	223,318,090
Fidelity Series 1000 Value Index Fund Class F (c)	8,578,121	89,040,900
Fidelity Series All-Sector Equity Fund Class F (c)	64,117,948	913,680,762
Fidelity Series Blue Chip Growth Fund Class F (c)	70,859,277	754,651,298
Fidelity Series Equity-Income Fund Class F (c)	92,363,227	1,136,067,691
Fidelity Series Growth & Income Fund Class F (c)	66,709,097	856,544,807
Fidelity Series Growth Company Fund Class F (c)	86,067,665	910,595,900
Fidelity Series Intrinsic Opportunities Fund Class F (c)	40,175,757	558,041,268
Fidelity Series Opportunistic Insights Fund Class F (c)	41,662,711	582,444,700
Fidelity Series Real Estate Equity Fund Class F (c)	7,489,503	88,226,340
Fidelity Series Small Cap Discovery Fund Class F (c)	13,408,033	139,577,624
Fidelity Series Small Cap Opportunities Fund Class F (c)	33,490,381	452,789,955
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	60,045,197	745,160,897
TOTAL DOMESTIC EQUITY FUNDS		7,450,140,232
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,021,380,115)		7,847,535,461
International Equity Funds - 18.2%

Developed International Equity Funds - 14.2%
Fidelity Series International Growth Fund Class F (c)	79,176,187	1,140,137,091
Fidelity Series International Small Cap Fund Class F (c)	13,623,974	211,852,789
Fidelity Series International Value Fund Class F (c)	99,353,576	1,116,734,197
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,468,724,077
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund Class F (c)	39,759,716	698,975,807
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,615,203,606)		3,167,699,884
Bond Funds - 30.4%
	Shares	Value
High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,712,823	$ 117,713,868
Fidelity Series Floating Rate High Income Fund Class F (c)	18,348,442	190,640,312
Fidelity Series High Income Fund Class F (c)	97,227,826	1,017,975,343
Fidelity Series Real Estate Income Fund Class F (c)	7,467,510	81,022,489
TOTAL HIGH YIELD BOND FUNDS		1,407,352,012
Inflation-Protected Bond Funds - 1.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	16,377,892	164,597,815
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund Class F (c)	334,757,633	3,719,157,297
TOTAL BOND FUNDS (Cost $5,402,057,536)		5,291,107,124
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	615,981,960	615,981,960
Fidelity Short-Term Bond Fund Class F (c)	58,784,860	504,374,098
TOTAL SHORT-TERM FUNDS (Cost $1,117,070,713)		1,120,356,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,155,711,970)		17,426,698,527
NET OTHER ASSETS (LIABILITIES) - 0.0%		(721,168)
NET ASSETS - 100%		$ 17,425,977,359
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 588,498,575	$ 93,896,010	$ 764,563,587	$ 2,254,923	$ -
Fidelity Disciplined Equity Fund Class F	129,158,280	997,721	136,451,376	-	-
Fidelity Growth Company Fund Class F	789,365,850	70,285,805	1,005,749,755	-	-
Fidelity Institutional Money Market Portfolio Class F	593,164,107	118,329,680	95,511,828	507,867	615,981,960
Fidelity Series 100 Index Fund	199,972,738	38,047,945	262,955,677	4,123,881	-
Fidelity Series 100 Index Fund Class F	-	221,426,608	4,674,950	-	223,318,090
Fidelity Series 1000 Value Index Fund Class F	-	87,346,114	1,514,552	301,224	89,040,900
Fidelity Series All-Sector Equity Fund Class F	865,819,849	117,459,769	163,856,526	9,211,340	913,680,762
Fidelity Series Blue Chip Growth Fund Class F	-	734,476,541	26,628,269	868,920	754,651,298
Fidelity Series Commodity Strategy Fund Class F	942,685,044	130,728,661	588,305,719	-	397,395,229
Fidelity Series Emerging Markets Debt Fund Class F	118,940,141	15,449,361	7,239,892	4,827,554	117,713,868
Fidelity Series Emerging Markets Fund Class F	511,073,597	179,423,958	20,027,284	7,018,642	698,975,807
Fidelity Series Equity-Income Fund Class F	541,381,458	719,142,040	189,831,398	15,637,671	1,136,067,691
Fidelity Series Floating Rate High Income Fund Class F	180,424,834	25,481,989	10,943,986	6,264,657	190,640,312
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	197,708,377	679,213,929	71,293,516	13,748,573	856,544,807
Fidelity Series Growth Company Fund Class F	-	885,936,494	25,874,613	866,955	910,595,900
Fidelity Series High Income Fund Class F	862,323,043	224,951,925	65,709,679	35,919,570	1,017,975,343
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,313,135,289	210,805,865	1,283,128,988	168,809	164,597,815
Fidelity Series International Growth Fund Class F	843,420,577	225,680,118	50,365,688	8,585,218	1,140,137,091
Fidelity Series International Small Cap Fund Class F	171,602,530	35,844,742	17,734,796	1,920,981	211,852,789
Fidelity Series International Value Fund Class F	835,290,115	227,251,299	67,821,678	23,700,884	1,116,734,197
Fidelity Series Intrinsic Opportunities Fund Class F	302,249,698	193,036,773	20,418,338	6,169,311	558,041,268
Fidelity Series Investment Grade Bond Fund Class F	3,483,007,844	545,603,851	171,074,227	65,019,228	3,719,157,297
Fidelity Series Large Cap Value Fund Class F	514,984,893	158,671,154	626,869,234	112,272,755	-
Fidelity Series Opportunistic Insights Fund Class F	395,214,863	111,286,147	34,565,794	747,862	582,444,700
Fidelity Series Real Estate Equity Fund Class F	75,712,362	25,455,982	4,138,621	1,490,954	88,226,340
Fidelity Series Real Estate Income Fund Class F	95,886,354	13,051,220	21,287,596	4,654,673	81,022,489
Fidelity Series Small Cap Discovery Fund Class F	-	137,199,325	3,042,838	175,178	139,577,624
Fidelity Series Small Cap Opportunities Fund Class F	224,645,527	245,083,251	42,275,404	327,725	452,789,955
Fidelity Series Stock Selector Large Cap Value Fund Class F	544,827,638	258,493,190	112,673,149	8,328,121	745,160,897
Fidelity Short-Term Bond Fund Class F	486,687,301	96,735,756	77,882,254	3,645,189	504,374,098
Fidelity Small Cap Growth Fund Class F	118,596,302	18,269,843	146,644,971	-	-
Fidelity Small Cap Value Fund Class F	126,823,443	12,726,293	146,787,633	333,449	-
Total	$ 16,052,600,629	$ 6,857,789,359	$ 6,267,843,816	$ 339,092,114	$ 17,426,698,527
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $16,169,969,458. Net unrealized appreciation aggregated $1,256,729,069, of which $1,484,734,156 related to appreciated investment securities and $228,005,087 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

December 31, 2013

1.907112.104

FF-K-25-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	35,816,341	$ 285,456,241
Domestic Equity Funds - 49.8%
Fidelity Series 100 Index FundClass F (c)	14,699,591	176,983,080
Fidelity Series 1000 Value Index Fund Class F (c)	6,710,458	69,654,552
Fidelity Series All-Sector Equity Fund Class F (c)	50,736,482	722,994,871
Fidelity Series Blue Chip Growth Fund Class F (c)	55,902,386	595,360,413
Fidelity Series Equity-Income FundClass F (c)	71,727,209	882,244,672
Fidelity Series Growth & Income Fund Class F (c)	52,070,373	668,583,594
Fidelity Series Growth Company Fund Class F (c)	67,309,966	712,139,435
Fidelity Series Intrinsic Opportunities Fund Class F (c)	31,359,343	435,581,268
Fidelity Series Opportunistic Insights Fund Class F (c)	31,835,446	445,059,530
Fidelity Series Real Estate Equity Fund Class F (c)	6,069,115	71,494,177
Fidelity Series Small Cap Discovery Fund Class F (c)	10,083,825	104,972,622
Fidelity Series Small Cap Opportunities Fund Class F (c)	25,952,985	350,884,361
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	43,457,231	539,304,240
TOTAL DOMESTIC EQUITY FUNDS		5,775,256,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,422,569,969)		6,060,713,056
International Equity Funds - 21.8%

Developed International Equity Funds - 16.9%
Fidelity Series International Growth Fund Class F (c)	62,328,438	897,529,512
Fidelity Series International Small Cap Fund Class F (c)	11,032,113	171,549,350
Fidelity Series International Value Fund Class F (c)	79,082,461	888,886,859
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,957,965,721
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F (c)	32,170,775	565,562,222
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,108,925,898)		2,523,527,943
Bond Funds - 25.5%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,726,266	77,648,978
Fidelity Series Floating Rate High Income Fund Class F (c)	9,906,064	102,924,009
Fidelity Series High Income Fund Class F (c)	68,691,864	719,203,814
Fidelity Series Real Estate Income Fund Class F (c)	4,955,661	53,768,920
TOTAL HIGH YIELD BOND FUNDS		953,545,721
Inflation-Protected Bond Funds - 0.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,005,651	60,356,793
Investment Grade Bond Funds - 16.8%
Fidelity Series Investment Grade Bond Fund Class F (c)	175,006,186	1,944,318,722
TOTAL BOND FUNDS (Cost $3,005,578,103)		2,958,221,236
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F 0.08% (b)(c)	22,661,943	22,661,943
Fidelity Short-Term Bond Fund Class F (c)	2,165,276	18,578,066
TOTAL SHORT-TERM FUNDS (Cost $41,150,749)		41,240,009
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,578,224,719)		11,583,702,244
NET OTHER ASSETS (LIABILITIES) - 0.0%		(476,493)
NET ASSETS - 100%		$ 11,583,225,751
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 441,725,132	$ 86,608,699	$ 592,152,585	$ 1,791,347	$ -
Fidelity Disciplined Equity Fund Class F	97,000,644	1,131,756	102,876,859	-	-
Fidelity Growth Company Fund Class F	601,589,634	68,440,791	783,931,312	-	-
Fidelity Institutional Money Market Portfolio Class F	39,758,924	32,893,245	49,990,227	36,896	22,661,943
Fidelity Series 100 Index Fund	151,059,084	29,424,774	200,114,921	3,237,783	-
Fidelity Series 100 Index Fund Class F	-	173,957,784	2,162,450	-	176,983,080
Fidelity Series 1000 Value Index Fund Class F	-	68,587,991	1,417,344	227,369	69,654,552
Fidelity Series All-Sector Equity Fund Class F	651,250,933	112,664,547	114,148,586	7,288,909	722,994,871
Fidelity Series Blue Chip Growth Fund Class F	-	574,226,262	15,545,319	672,798	595,360,413
Fidelity Series Commodity Strategy Fund Class F	714,281,419	148,010,671	507,044,452	-	285,456,241
Fidelity Series Emerging Markets Debt Fund Class F	71,957,407	14,343,049	2,821,913	3,037,076	77,648,978
Fidelity Series Emerging Markets Fund Class F	381,386,399	173,446,210	12,048,609	5,708,254	565,562,222
Fidelity Series Equity-Income Fund Class F	396,747,170	490,734,073	54,000,164	11,924,019	882,244,672
Fidelity Series Floating Rate High Income Fund Class F	90,181,158	18,714,894	3,689,372	3,261,989	102,924,009
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	145,116,806	506,705,064	21,539,987	4,158,075	668,583,594
Fidelity Series Growth Company Fund Class F	-	695,186,808	22,625,066	675,182	712,139,435
Fidelity Series High Income Fund Class F	684,251,795	128,475,683	91,532,495	29,652,675	719,203,814
Fidelity Series Inflation-Protected Bond Index Fund Class F	529,707,916	132,931,888	571,058,661	68,484	60,356,793
Fidelity Series International Growth Fund Class F	629,703,229	202,538,714	29,319,668	7,044,704	897,529,512
Fidelity Series International Small Cap Fund Class F	128,141,475	33,321,489	7,520,640	1,549,003	171,549,350
Fidelity Series International Value Fund Class F	624,323,358	202,798,237	33,886,328	18,890,026	888,886,859
Fidelity Series Intrinsic Opportunities Fund Class F	236,976,345	145,490,995	13,049,668	4,873,394	435,581,268
Fidelity Series Investment Grade Bond Fund Class F	1,697,697,363	425,180,149	108,684,750	33,037,630	1,944,318,722
Fidelity Series Large Cap Value Fund Class F	386,286,269	136,645,473	485,101,923	4,983,750	-
Fidelity Series Opportunistic Insights Fund Class F	289,984,373	95,154,464	24,636,450	570,640	445,059,530
Fidelity Series Real Estate Equity Fund Class F	55,497,972	25,790,524	2,753,218	1,182,561	71,494,177
Fidelity Series Real Estate Income Fund Class F	53,104,120	10,247,198	5,663,813	2,801,209	53,768,920
Fidelity Series Small Cap Discovery Fund Class F	-	102,996,757	2,191,301	131,025	104,972,622
Fidelity Series Small Cap Opportunities Fund Class F	169,246,938	183,816,161	21,876,490	247,801	350,884,361
Fidelity Series Stock Selector Large Cap Value Fund Class F	399,975,994	157,051,425	60,118,659	6,012,981	539,304,240
Fidelity Short-Term Bond Fund Class F	32,611,876	25,085,161	39,051,190	263,177	18,578,066
Fidelity Small Cap Growth Fund Class F	91,028,733	17,521,983	116,280,779	-	-
Fidelity Small Cap Value Fund Class F	97,515,534	13,155,471	116,482,415	271,785	-
Total	$ 9,888,108,000	$ 5,233,278,390	$ 4,215,317,614	$ 153,600,542	$ 11,583,702,244
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $10,589,684,051. Net unrealized appreciation aggregated $994,018,193, of which $1,117,073,624 related to appreciated investment securities and $123,055,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

December 31, 2013

1.907114.104

FF-K-30-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 2.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	47,219,333	$ 376,338,085
Domestic Equity Funds - 58.3%
Fidelity Series 100 Index Fund Class F (b)	22,177,563	267,017,859
Fidelity Series 1000 Value Index Fund Class F (b)	11,345,046	117,761,574
Fidelity Series All-Sector Equity Fund Class F (b)	70,520,684	1,004,919,751
Fidelity Series Blue Chip Growth Fund Class F (b)	81,799,909	871,169,031
Fidelity Series Equity-Income Fund Class F (b)	107,782,366	1,325,723,099
Fidelity Series Growth & Income Fund Class F (b)	78,232,518	1,004,505,535
Fidelity Series Growth Company Fund Class F (b)	100,750,352	1,065,938,719
Fidelity Series Intrinsic Opportunities Fund Class F (b)	47,592,819	661,064,256
Fidelity Series Opportunistic Insights Fund Class F (b)	48,025,074	671,390,532
Fidelity Series Real Estate Equity Fund Class F (b)	8,100,328	95,421,866
Fidelity Series Small Cap Discovery Fund Class F (b)	13,653,148	142,129,269
Fidelity Series Small Cap Opportunities Fund Class F (b)	39,812,104	538,259,643
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	69,556,707	863,198,728
TOTAL DOMESTIC EQUITY FUNDS		8,628,499,862
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,122,856,015)		9,004,837,947
International Equity Funds - 25.8%

Developed International Equity Funds - 20.1%
Fidelity Series International Growth Fund Class F (b)	94,602,253	1,362,272,448
Fidelity Series International Small Cap Fund Class F (b)	17,646,597	274,404,589
Fidelity Series International Value Fund Class F (b)	119,360,878	1,341,616,272
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,978,293,309

	Shares	Value
Emerging Markets Equity Funds - 5.7%
Fidelity Series Emerging Markets Fund Class F (b)	48,039,370	$ 844,532,126
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,253,538,777)		3,822,825,435
Bond Funds - 13.3%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	9,883,296	99,327,122
Fidelity Series Floating Rate High Income Fund Class F (b)	11,974,718	124,417,319
Fidelity Series High Income Fund Class F (b)	92,230,124	965,649,399
Fidelity Series Real Estate Income Fund Class F (b)	6,355,915	68,961,681
TOTAL HIGH YIELD BOND FUNDS		1,258,355,521
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,581,082	15,889,877
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund Class F (b)	63,048,427	700,468,019
TOTAL BOND FUNDS (Cost $1,936,748,333)		1,974,713,417
TOTAL INVESTMENTPORTFOLIO - 100.0% (Cost $13,313,143,125)		14,802,376,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(607,395)
NET ASSETS - 100%		$ 14,801,769,404
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 602,111,489	$ 99,903,764	$ 787,914,865	$ 2,405,338	$ -
Fidelity Disciplined Equity Fund Class F	132,360,247	913,005	139,788,766	-	-
Fidelity Growth Company Fund Class F	828,709,110	69,918,916	1,053,709,104	-	-
Fidelity Series 100 Index Fund	205,820,148	60,637,329	292,779,853	4,880,752	-
Fidelity Series 100 Index Fund Class F	-	262,203,962	2,995,745	-	267,017,859
Fidelity Series 1000 Value Index Fund Class F	-	116,872,245	2,526,759	304,591	117,761,574
Fidelity Series All-Sector Equity Fund Class F	888,597,916	166,267,015	147,273,289	10,120,591	1,004,919,751
Fidelity Series Blue Chip Growth Fund Class F	-	831,369,030	11,812,507	977,244	871,169,031
Fidelity Series Commodity Strategy Fund Class F	980,829,744	187,186,974	698,971,892	-	376,338,085
Fidelity Series Emerging Markets Debt Fund Class F	94,633,090	16,263,398	4,026,239	3,903,740	99,327,122
Fidelity Series Emerging Markets Fund Class F	522,651,248	327,314,303	37,571,038	9,213,442	844,532,126
Fidelity Series Equity-Income Fund Class F	549,196,646	782,802,971	72,344,961	16,955,345	1,325,723,099
Fidelity Series Floating Rate High Income Fund Class F	111,519,649	21,288,376	5,653,432	3,962,912	124,417,319
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	200,841,703	795,193,824	42,780,345	5,957,453	1,004,505,535
Fidelity Series Growth Company Fund Class F	-	1,025,314,940	16,522,094	1,013,795	1,065,938,719
Fidelity Series High Income Fund Class F	903,277,695	160,995,387	95,620,642	38,956,742	965,649,399
Fidelity Series Inflation-Protected Bond Index Fund Class F	328,765,237	95,509,182	390,100,382	1,006,258	15,889,877
Fidelity Series International Growth Fund Class F	862,997,755	439,371,852	72,374,365	11,032,997	1,362,272,448
Fidelity Series International Small Cap Fund Class F	175,227,326	86,477,103	12,046,743	2,242,143	274,404,589
Fidelity Series International Value Fund Class F	855,871,899	408,251,487	51,926,198	29,161,698	1,341,616,272
Fidelity Series Intrinsic Opportunities Fund Class F	326,611,115	272,576,924	30,180,043	7,046,196	661,064,256
Fidelity Series Investment Grade Bond Fund Class F	2,249,073,002	473,360,029	1,946,980,281	35,636,206	700,468,019
Fidelity Series Large Cap Value Fund Class F	532,173,112	173,680,192	655,704,559	6,705,946	-
Fidelity Series Opportunistic Insights Fund Class F	401,399,062	187,237,478	35,632,458	861,065	671,390,532
Fidelity Series Real Estate Equity Fund Class F	74,960,322	34,950,694	5,070,148	2,589,202	95,421,866
Fidelity Series Real Estate Income Fund Class F	63,065,894	14,042,042	3,303,504	3,490,886	68,961,681
Fidelity Series Small Cap Discovery Fund Class F	-	139,889,614	3,393,390	178,187	142,129,269
Fidelity Series Small Cap Opportunities Fund Class F	231,089,918	307,498,744	28,137,132	360,986	538,259,643
Fidelity Series Stock Selector Large Cap Value Fund Class F	553,830,035	347,432,273	93,338,982	9,636,122	863,198,728
Fidelity Small Cap Growth Fund Class F	126,536,017	21,283,697	158,335,812	-	-
Fidelity Small Cap Value Fund Class F	136,042,302	15,255,522	159,244,513	369,456	-
Total	$ 12,938,191,681	$ 7,941,262,272	$ 7,058,060,041	$ 208,969,293	$ 14,802,376,799
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $13,331,222,032. Net unrealized appreciation aggregated $1,471,154,767, of which $1,542,518,061 related to appreciated investment securities and $71,363,294 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

December 31, 2013

1.907116.104

FF-K-35-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	27,260,312	$ 217,264,685
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund Class F (b)	13,704,792	165,005,702
Fidelity Series 1000 Value Index Fund Class F (b)	9,433,478	97,919,502
Fidelity Series All-Sector Equity Fund Class F (b)	46,113,357	657,115,338
Fidelity Series Blue Chip Growth Fund Class F (b)	50,657,708	539,504,590
Fidelity Series Equity-Income Fund Class F (b)	66,953,343	823,526,120
Fidelity Series Growth & Income Fund Class F (b)	45,577,222	585,211,525
Fidelity Series Growth Company Fund Class F (b)	62,744,677	663,838,682
Fidelity Series Intrinsic Opportunities Fund Class F (b)	29,632,693	411,598,112
Fidelity Series Opportunistic Insights Fund Class F (b)	29,763,645	416,095,753
Fidelity Series Real Estate Equity Fund Class F (b)	5,521,155	65,039,210
Fidelity Series Small Cap Discovery Fund Class F (b)	9,286,351	96,670,914
Fidelity Series Small Cap Opportunities Fund Class F (b)	24,533,901	331,698,345
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	43,005,726	533,701,064
TOTAL DOMESTIC EQUITY FUNDS		5,386,924,857
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,031,710,662)		5,604,189,542
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund Class F (b)	58,757,523	846,108,330
Fidelity Series International Small Cap Fund Class F (b)	11,186,565	173,951,087
Fidelity Series International Value Fund Class F (b)	74,225,850	834,298,552
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,854,357,969

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund Class F (b)	29,886,979	$ 525,413,097
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,009,100,088)		2,379,771,066
Bond Funds - 10.0%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	5,899,588	59,290,858
Fidelity Series Floating Rate High Income Fund Class F (b)	6,310,371	65,564,754
Fidelity Series High Income Fund Class F (b)	55,886,123	585,127,704
Fidelity Series Real Estate Income Fund Class F (b)	3,777,987	40,991,158
TOTAL HIGH YIELD BOND FUNDS		750,974,474
Investment Grade Bond Funds - 1.5%
Fidelity Series Investment Grade Bond Fund Class F (b)	11,797,079	131,065,548
TOTAL BOND FUNDS (Cost $858,528,725)		882,040,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,899,339,475)		8,866,000,630
NET OTHER ASSETS (LIABILITIES) - 0.0%		(362,610)
NET ASSETS - 100%		$ 8,865,638,020
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 395,059,637	$ 74,029,608	$ 526,771,904	$ 1,631,765	$ -
Fidelity Disciplined Equity Fund Class F	86,464,431	988,632	91,706,632	-	-
Fidelity Growth Company Fund Class F	542,350,097	55,009,886	701,049,792	-	-
Fidelity Series 100 Index Fund	134,827,963	24,960,226	177,425,948	2,965,094	-
Fidelity Series 100 Index Fund Class F	-	161,615,056	1,431,495	-	165,005,702
Fidelity Series 1000 Value Index Fund Class F	-	96,887,219	1,566,912	207,550	97,919,502
Fidelity Series All-Sector Equity Fund Class F	582,232,287	106,211,016	97,680,500	6,613,070	657,115,338
Fidelity Series Blue Chip Growth Fund Class F	-	518,004,148	11,502,497	607,220	539,504,590
Fidelity Series Commodity Strategy Fund Class F	643,392,529	143,138,613	505,755,842	-	217,264,685
Fidelity Series Emerging Markets Debt Fund Class F	52,821,472	12,919,829	1,900,872	2,321,180	59,290,858
Fidelity Series Emerging Markets Fund Class F	341,026,305	181,149,887	19,190,907	5,652,254	525,413,097
Fidelity Series Equity-Income Fund Class F	351,785,243	444,964,899	15,286,519	10,868,181	823,526,120
Fidelity Series Floating Rate High Income Fund Class F	55,436,095	13,960,171	2,347,873	2,075,201	65,564,754
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	128,675,865	436,105,123	10,742,532	3,658,769	585,211,525
Fidelity Series Growth Company Fund Class F	-	636,229,478	8,625,804	629,026	663,838,682
Fidelity Series High Income Fund Class F	504,997,060	106,822,652	25,164,186	22,458,996	585,127,704
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,572,504	1,571,378	169	-
Fidelity Series International Growth Fund Class F	561,777,471	224,269,327	26,998,612	6,647,215	846,108,330
Fidelity Series International Small Cap Fund Class F	114,078,949	48,932,579	4,804,532	1,568,882	173,951,087
Fidelity Series International Value Fund Class F	556,916,636	218,164,792	26,732,533	17,903,066	834,298,552
Fidelity Series Intrinsic Opportunities Fund Class F	206,594,366	160,005,701	14,827,955	4,518,438	411,598,112
Fidelity Series Investment Grade Bond Fund Class F	701,187,533	202,335,731	749,146,777	11,777,014	131,065,548
Fidelity Series Large Cap Value Fund Class F	353,277,341	127,609,546	446,149,754	4,572,002	-
Fidelity Series Opportunistic Insights Fund Class F	257,134,571	94,970,207	12,403,714	532,706	416,095,753
Fidelity Series Real Estate Equity Fund Class F	49,405,638	24,778,948	2,651,750	1,080,830	65,039,210
Fidelity Series Real Estate Income Fund Class F	32,314,117	12,447,827	1,134,891	1,912,366	40,991,158
Fidelity Series Small Cap Discovery Fund Class F	-	94,833,045	1,996,246	120,665	96,670,914
Fidelity Series Small Cap Opportunities Fund Class F	151,752,500	178,401,856	16,751,178	216,356	331,698,345
Fidelity Series Stock Selector Large Cap Value Fund Class F	355,149,012	192,238,370	50,399,929	5,947,007	533,701,064
Fidelity Small Cap Growth Fund Class F	82,451,331	16,550,054	105,945,348	-	-
Fidelity Small Cap Value Fund Class F	88,434,960	12,850,804	106,497,979	250,097	-
Total	$ 7,329,543,409	$ 4,622,957,734	$ 3,766,162,791	$ 116,735,119	$ 8,866,000,630
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $7,907,066,186. Net unrealized appreciation aggregated $958,934,444, of which $989,580,557 related to appreciated investment securities and $30,646,113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

December 31, 2013

1.907118.104

FF-K-40-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	29,810,737	$ 237,591,573
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund Class F (b)	15,004,041	180,648,657
Fidelity Series 1000 Value Index Fund Class F (b)	10,402,572	107,978,692
Fidelity Series All-Sector Equity Fund Class F (b)	51,998,360	740,976,626
Fidelity Series Blue Chip Growth Fund Class F (b)	56,344,394	600,067,792
Fidelity Series Equity-Income Fund Class F (b)	73,311,040	901,725,796
Fidelity Series Growth & Income Fund Class F (b)	49,619,947	637,120,119
Fidelity Series Growth Company Fund Class F (b)	68,754,938	727,427,240
Fidelity Series Intrinsic Opportunities Fund Class F (b)	32,174,992	446,910,636
Fidelity Series Opportunistic Insights Fund Class F (b)	32,276,826	451,230,029
Fidelity Series Real Estate Equity Fund Class F (b)	6,187,031	72,883,229
Fidelity Series Small Cap Discovery Fund Class F (b)	10,479,285	109,089,360
Fidelity Series Small Cap Opportunities Fund Class F (b)	26,887,462	363,518,481
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	45,201,703	560,953,128
TOTAL DOMESTIC EQUITY FUNDS		5,900,529,785
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,489,163,779)		6,138,121,358
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund Class F (b)	64,389,742	927,212,289
Fidelity Series International Small Cap Fund Class F (b)	12,043,100	187,270,205
Fidelity Series International Value Fund Class F (b)	81,558,655	916,719,282
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,031,201,776

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund Class F (b)	32,760,165	$ 575,923,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,192,338,585)		2,607,125,478
Bond Funds - 10.0%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	6,493,275	65,257,412
Fidelity Series Floating Rate High Income Fund Class F (b)	6,303,871	65,497,224
Fidelity Series High Income Fund Class F (b)	61,220,745	640,981,201
Fidelity Series Real Estate Income Fund Class F (b)	4,137,894	44,896,148
TOTAL HIGH YIELD BOND FUNDS		816,631,985
Investment Grade Bond Funds - 1.6%
Fidelity Series Investment Grade Bond Fund Class F (b)	13,568,168	150,742,351
TOTAL BOND FUNDS (Cost $940,599,184)		967,374,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,622,101,548)		9,712,621,172
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,549)
NET ASSETS - 100%		$ 9,712,223,623
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 448,403,754	$ 75,830,061	$ 589,004,218	$ 1,829,727	$ -
Fidelity Disciplined Equity Fund Class F	97,971,049	830,283	103,637,232	-	-
Fidelity Growth Company Fund Class F	618,160,833	53,919,414	788,995,153	-	-
Fidelity Series 100 Index Fund	152,710,597	23,641,858	196,028,434	3,269,523	-
Fidelity Series 100 Index Fund Class F	-	177,266,638	1,885,831	-	180,648,657
Fidelity Series 1000 Value Index Fund Class F	-	107,085,380	2,012,597	234,703	107,978,692
Fidelity Series All-Sector Equity Fund Class F	658,822,164	115,623,967	107,569,939	7,347,896	740,976,626
Fidelity Series Blue Chip Growth Fund Class F	-	577,370,119	14,051,788	678,559	600,067,792
Fidelity Series Commodity Strategy Fund Class F	735,852,317	150,172,063	576,542,262	-	237,591,573
Fidelity Series Emerging Markets Debt Fund Class F	59,502,957	13,939,080	3,032,893	2,591,092	65,257,412
Fidelity Series Emerging Markets Fund Class F	387,556,934	186,609,094	23,228,414	6,203,190	575,923,702
Fidelity Series Equity-Income Fund Class F	401,068,775	476,384,799	23,075,936	12,062,397	901,725,796
Fidelity Series Floating Rate High Income Fund Class F	56,448,298	14,178,538	3,619,232	2,107,511	65,497,224
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	146,710,372	465,758,888	14,134,793	4,070,990	637,120,119
Fidelity Series Growth Company Fund Class F	-	705,543,997	18,210,864	690,535	727,427,240
Fidelity Series High Income Fund Class F	574,593,348	104,527,338	36,140,909	24,873,506	640,981,201
Fidelity Series International Growth Fund Class F	638,637,618	231,422,783	39,549,507	7,319,640	927,212,289
Fidelity Series International Small Cap Fund Class F	129,324,708	48,115,511	7,894,734	1,676,507	187,270,205
Fidelity Series International Value Fund Class F	633,729,325	220,325,655	33,775,371	19,647,870	916,719,282
Fidelity Series Intrinsic Opportunities Fund Class F	235,273,091	165,299,566	20,496,526	5,010,153	446,910,636
Fidelity Series Investment Grade Bond Fund Class F	678,043,519	134,887,317	639,703,621	10,811,814	150,742,351
Fidelity Series Large Cap Value Fund Class F	401,880,827	138,896,508	501,787,237	5,142,875	-
Fidelity Series Opportunistic Insights Fund Class F	293,159,852	91,077,420	18,669,005	579,026	451,230,029
Fidelity Series Real Estate Equity Fund Class F	55,218,701	28,919,068	3,920,853	1,215,529	72,883,229
Fidelity Series Real Estate Income Fund Class F	33,209,173	16,131,691	1,657,886	2,034,267	44,896,148
Fidelity Series Small Cap Discovery Fund Class F	-	107,269,996	2,502,927	136,405	109,089,360
Fidelity Series Small Cap Opportunities Fund Class F	171,771,572	189,648,781	18,058,061	244,443	363,518,481
Fidelity Series Stock Selector Large Cap Value Fund Class F	404,871,081	173,540,310	59,456,836	6,257,653	560,953,128
Fidelity Small Cap Growth Fund Class F	95,162,312	17,444,480	120,469,973	-	-
Fidelity Small Cap Value Fund Class F	102,447,957	13,186,088	121,506,179	282,248	-
Total	$ 8,210,531,134	$ 4,824,846,691	$ 4,090,619,211	$ 126,318,059	$ 9,712,621,172
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $8,634,171,737. Net unrealized appreciation aggregated $1,078,449,435, of which $1,114,926,909 related to appreciated investment securities and $36,477,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

December 31, 2013

1.907120.104

FF-K-45-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	14,786,701	$ 117,850,009
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund Class F (b)	7,432,510	89,487,419
Fidelity Series 1000 Value Index Fund Class F (b)	5,302,889	55,043,988
Fidelity Series All-Sector Equity Fund Class F (b)	25,875,050	368,719,462
Fidelity Series Blue Chip Growth Fund Class F (b)	27,893,766	297,068,604
Fidelity Series Equity-Income Fund Class F (b)	35,896,125	441,522,336
Fidelity Series Growth & Income Fund Class F (b)	24,185,740	310,544,908
Fidelity Series Growth Company Fund Class F (b)	34,034,951	360,089,786
Fidelity Series Intrinsic Opportunities Fund Class F (b)	16,055,848	223,015,735
Fidelity Series Opportunistic Insights Fund Class F (b)	15,976,318	223,348,926
Fidelity Series Real Estate Equity Fund Class F (b)	3,151,095	37,119,894
Fidelity Series Small Cap Discovery Fund Class F (b)	5,261,058	54,767,618
Fidelity Series Small Cap Opportunities Fund Class F (b)	13,312,422	179,983,944
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	22,591,440	280,359,766
TOTAL DOMESTIC EQUITY FUNDS		2,921,072,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,728,693,853)		3,038,922,395
International Equity Funds - 26.8%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund Class F (b)	31,803,249	457,966,789
Fidelity Series International Small Cap Fund Class F (b)	6,014,455	93,524,777
Fidelity Series International Value Fund Class F (b)	40,379,921	453,870,316
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,005,361,882

	Shares	Value
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund Class F (b)	16,200,825	$ 284,810,498
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,091,206,048)		1,290,172,380
Bond Funds - 10.0%

High Yield Bond Funds - 8.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	3,196,805	32,127,889
Fidelity Series Floating Rate High Income Fund Class F (b)	1,605,568	16,681,850
Fidelity Series High Income Fund Class F (b)	30,309,091	317,336,185
Fidelity Series Real Estate Income Fund Class F (b)	2,049,127	22,233,032
TOTAL HIGH YIELD BOND FUNDS		388,378,956
Investment Grade Bond Funds - 1.9%
Fidelity Series Investment Grade Bond Fund Class F (b)	8,085,827	89,833,533
TOTAL BOND FUNDS (Cost $464,732,363)		478,212,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,284,632,264)		4,807,307,264
NET OTHER ASSETS (LIABILITIES) - 0.0%		(196,077)
NET ASSETS - 100%		$ 4,807,111,187
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 215,336,932	$ 47,382,352	$ 294,798,060	$ 916,616	$ -
Fidelity Disciplined Equity Fund Class F	46,996,225	626,364	49,917,557	-	-
Fidelity Growth Company Fund Class F	296,312,250	38,752,731	392,912,041	-	-
Fidelity Series 100 Index Fund	73,092,900	15,150,622	98,038,225	1,618,934	-
Fidelity Series 100 Index Fund Class F	-	87,507,184	629,840	-	89,487,419
Fidelity Series 1000 Value Index Fund Class F	-	54,549,053	990,488	118,899	55,043,988
Fidelity Series All-Sector Equity Fund Class F	315,682,810	68,402,169	52,156,569	3,708,312	368,719,462
Fidelity Series Blue Chip Growth Fund Class F	-	290,084,269	11,426,112	337,823	297,068,604
Fidelity Series Commodity Strategy Fund Class F	351,013,285	91,481,588	288,776,773	-	117,850,009
Fidelity Series Emerging Markets Debt Fund Class F	27,249,057	8,213,986	960,937	1,410,633	32,127,889
Fidelity Series Emerging Markets Fund Class F	186,479,953	93,277,666	7,657,288	2,158,150	284,810,498
Fidelity Series Equity-Income Fund Class F	187,765,506	238,252,038	7,601,987	14,339,163	441,522,336
Fidelity Series Floating Rate High Income Fund Class F	12,529,991	5,155,384	626,775	557,976	16,681,850
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	68,657,819	226,967,204	3,231,958	2,011,769	310,544,908
Fidelity Series Growth Company Fund Class F	-	356,485,502	16,366,677	339,796	360,089,786
Fidelity Series High Income Fund Class F	345,564,155	82,765,609	109,887,713	15,144,045	317,336,185
Fidelity Series International Growth Fund Class F	305,709,775	118,766,717	14,570,210	3,661,825	457,966,789
Fidelity Series International Small Cap Fund Class F	62,296,415	25,755,246	3,241,761	840,076	93,524,777
Fidelity Series International Value Fund Class F	304,345,181	116,420,657	14,841,234	9,567,587	453,870,316
Fidelity Series Intrinsic Opportunities Fund Class F	110,278,545	88,764,420	8,644,553	2,492,529	223,015,735
Fidelity Series Investment Grade Bond Fund Class F	170,479,657	55,291,044	129,648,347	3,043,674	89,833,533
Fidelity Series Large Cap Value Fund Class F	191,402,042	76,503,328	247,551,442	2,601,258	-
Fidelity Series Opportunistic Insights Fund Class F	137,293,423	50,710,788	6,612,002	281,069	223,348,926
Fidelity Series Real Estate Equity Fund Class F	26,732,998	15,701,100	1,620,333	610,157	37,119,894
Fidelity Series Real Estate Income Fund Class F	13,258,198	10,741,218	540,833	1,085,233	22,233,032
Fidelity Series Small Cap Discovery Fund Class F	-	53,926,412	1,324,703	68,065	54,767,618
Fidelity Series Small Cap Opportunities Fund Class F	82,322,283	96,392,638	8,694,504	121,533	179,983,944
Fidelity Series Stock Selector Large Cap Value Fund Class F	189,619,093	95,927,607	25,293,829	3,115,885	280,359,766
Fidelity Small Cap Growth Fund Class F	45,311,128	10,308,868	59,488,292	-	-
Fidelity Small Cap Value Fund Class F	48,660,513	8,323,372	59,895,288	140,541	-
Total	$ 3,814,390,134	$ 2,528,587,136	$ 1,917,946,331	$ 70,291,548	$ 4,807,307,264
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $4,287,824,631. Net unrealized appreciation aggregated $519,482,633, of which $536,644,355 related to appreciated investment securities and $17,161,722 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

December 31, 2013

1.907122.104

FF-K-50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	11,569,417	$ 92,208,257
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund Class F (b)	5,840,371	70,318,063
Fidelity Series 1000 Value Index Fund Class F (b)	4,170,293	43,287,640
Fidelity Series All-Sector Equity Fund Class F (b)	20,429,265	291,117,027
Fidelity Series Blue Chip Growth Fund Class F (b)	21,918,641	233,433,525
Fidelity Series Equity-Income Fund Class F (b)	28,092,204	345,534,106
Fidelity Series Growth & Income Fund Class F (b)	18,896,398	242,629,745
Fidelity Series Growth Company Fund Class F (b)	26,754,872	283,066,547
Fidelity Series Intrinsic Opportunities Fund Class F (b)	12,555,648	174,397,956
Fidelity Series Opportunistic Insights Fund Class F (b)	12,552,210	175,479,889
Fidelity Series Real Estate Equity Fund Class F (b)	2,510,909	29,578,507
Fidelity Series Small Cap Discovery Fund Class F (b)	4,111,364	42,799,296
Fidelity Series Small Cap Opportunities Fund Class F (b)	10,463,528	141,466,899
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	17,851,355	221,535,317
TOTAL DOMESTIC EQUITY FUNDS		2,294,644,517
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,146,034,700)		2,386,852,774
International Equity Funds - 26.9%

Developed International Equity Funds - 20.9%
Fidelity Series International Growth Fund Class F (b)	24,983,231	359,758,531

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	4,749,043	$ 73,847,614
Fidelity Series International Value Fund Class F (b)	31,780,312	357,210,712
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		790,816,857
Emerging Markets Equity Funds - 6.0%
Fidelity Series Emerging Markets Fund Class F (b)	12,729,466	223,784,015
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $860,138,457)		1,014,600,872
Bond Funds - 9.9%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,509,419	25,219,658
Fidelity Series Floating Rate High Income Fund Class F (b)	347,753	3,613,156
Fidelity Series High Income Fund Class F (b)	23,812,722	249,319,202
Fidelity Series Real Estate Income Fund Class F (b)	1,608,608	17,453,392
TOTAL HIGH YIELD BOND FUNDS		295,605,408
Investment Grade Bond Funds - 2.1%
Fidelity Series Investment Grade Bond Fund Class F (b)	7,192,561	79,909,355
TOTAL BOND FUNDS (Cost $366,121,015)		375,514,763
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,372,294,172)		3,776,968,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153,577)
NET ASSETS - 100%		$ 3,776,814,832
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 167,169,895	$ 39,116,073	$ 231,156,337	$ 715,321	$ -
Fidelity Disciplined Equity Fund Class F	36,467,074	355,705	38,598,137	-	-
Fidelity Growth Company Fund Class F	227,775,172	33,537,773	305,962,662	-	-
Fidelity Series 100 Index Fund	56,784,261	12,503,313	76,881,669	1,260,059	-
Fidelity Series 100 Index Fund Class F	-	68,838,583	561,744	-	70,318,063
Fidelity Series 1000 Value Index Fund Class F	-	42,940,163	825,080	94,828	43,287,640
Fidelity Series All-Sector Equity Fund Class F	245,095,711	57,845,865	40,325,781	2,928,321	291,117,027
Fidelity Series Blue Chip Growth Fund Class F	-	229,632,248	10,614,517	264,836	233,433,525
Fidelity Series Commodity Strategy Fund Class F	273,632,432	74,179,009	227,719,809	-	92,208,257
Fidelity Series Emerging Markets Debt Fund Class F	20,696,886	7,176,047	876,845	923,244	25,219,658
Fidelity Series Emerging Markets Fund Class F	144,545,954	75,145,340	6,000,012	2,363,593	223,784,015
Fidelity Series Equity-Income Fund Class F	146,194,818	188,334,729	6,965,005	4,607,032	345,534,106
Fidelity Series Floating Rate High Income Fund Class F	2,265,171	1,590,239	158,998	104,924	3,613,156
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	53,466,838	177,967,182	2,818,179	1,544,217	242,629,745
Fidelity Series Growth Company Fund Class F	-	281,642,261	14,204,284	266,384	283,066,547
Fidelity Series High Income Fund Class F	270,272,548	76,540,065	96,753,538	11,980,477	249,319,202
Fidelity Series International Growth Fund Class F	234,908,722	99,811,319	12,528,848	2,763,385	359,758,531
Fidelity Series International Small Cap Fund Class F	47,842,353	22,049,126	2,790,104	661,083	73,847,614
Fidelity Series International Value Fund Class F	234,456,564	98,382,356	12,787,896	7,743,722	357,210,712
Fidelity Series Intrinsic Opportunities Fund Class F	84,984,122	71,327,665	7,183,853	1,943,950	174,397,956
Fidelity Series Investment Grade Bond Fund Class F	103,703,451	46,617,001	66,156,265	2,063,115	79,909,355
Fidelity Series Large Cap Value Fund Class F	147,830,161	61,615,366	193,045,301	2,049,661	-
Fidelity Series Opportunistic Insights Fund Class F	106,902,174	43,019,004	7,190,180	219,817	175,479,889
Fidelity Series Real Estate Equity Fund Class F	20,757,443	13,158,756	1,451,489	479,807	29,578,507
Fidelity Series Real Estate Income Fund Class F	8,942,416	9,820,409	446,824	660,155	17,453,392
Fidelity Series Small Cap Discovery Fund Class F	-	42,185,647	1,068,861	52,953	42,799,296
Fidelity Series Small Cap Opportunities Fund Class F	64,000,427	76,876,978	7,220,670	94,017	141,466,899
Fidelity Series Stock Selector Large Cap Value Fund Class F	147,598,938	78,242,085	19,769,554	2,456,207	221,535,317
Fidelity Small Cap Growth Fund Class F	34,686,982	8,421,784	46,056,628	-	-
Fidelity Small Cap Value Fund Class F	37,181,666	6,949,822	46,345,000	108,339	-
Total	$ 2,918,162,179	$ 2,045,821,913	$ 1,484,464,070	$ 48,349,447	$ 3,776,968,409
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $3,375,442,588. Net unrealized appreciation aggregated $401,525,821, of which $415,863,296 related to appreciated investment securities and $14,337,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

December 31, 2013

1.937869.102

FF-K-55-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,410,872	$ 11,244,649
Domestic Equity Funds - 60.8%
Fidelity Series 100 Index Fund Class F (b)	697,870	8,402,360
Fidelity Series 1000 Value Index Fund Class F (b)	520,648	5,404,327
Fidelity Series All-Sector Equity Fund Class F (b)	2,357,808	33,598,764
Fidelity Series Blue Chip Growth Fund Class F (b)	2,619,144	27,893,886
Fidelity Series Equity-Income Fund Class F (b)	3,411,558	41,962,162
Fidelity Series Growth & Income Fund Class F (b)	2,155,743	27,679,742
Fidelity Series Growth Company Fund Class F (b)	3,204,791	33,906,685
Fidelity Series Intrinsic Opportunities Fund Class F (b)	1,517,458	21,077,490
Fidelity Series Opportunistic Insights Fund Class F (b)	1,490,545	20,837,822
Fidelity Series Real Estate Equity Fund Class F (b)	345,269	4,067,274
Fidelity Series Small Cap Discovery Fund Class F (b)	502,426	5,230,251
Fidelity Series Small Cap Opportunities Fund Class F (b)	1,259,824	17,032,823
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	2,177,050	27,017,189
TOTAL DOMESTIC EQUITY FUNDS		274,110,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $264,520,472)		285,355,424
International Equity Funds - 27.0%

Developed International Equity Funds - 21.1%
Fidelity Series International Growth Fund Class F (b)	2,961,866	42,650,870

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	609,096	$ 9,471,437
Fidelity Series International Value Fund Class F (b)	3,797,154	42,680,011
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		94,802,318
Emerging Markets Equity Funds - 5.9%
Fidelity Series Emerging Markets Fund Class F (b)	1,517,768	26,682,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $108,494,588)		121,484,680
Bond Funds - 9.7%

High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	296,786	2,982,701
Fidelity Series Floating Rate High Income Fund Class F (b)	4,481	46,561
Fidelity Series High Income Fund Class F (b)	2,841,818	29,753,831
Fidelity Series Real Estate Income Fund Class F (b)	109,418	1,187,181
TOTAL HIGH YIELD BOND FUNDS		33,970,274
Investment Grade Bond Funds - 2.2%
Fidelity Series Investment Grade Bond Fund Class F (b)	889,825	9,885,951
TOTAL BOND FUNDS (Cost $43,502,538)		43,856,225
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $416,517,598)		450,696,329
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,833)
NET ASSETS - 100%		$ 450,678,496
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 13,312,170	$ 10,517,725	$ 26,171,683	$ 74,109	$ -
Fidelity Disciplined Equity Fund Class F	2,881,689	100,939	3,132,167	-	-
Fidelity Growth Company Fund Class F	17,586,800	11,684,590	33,530,407	-	-
Fidelity Series 100 Index Fund	4,685,874	3,473,600	8,937,950	142,915	-
Fidelity Series 100 Index Fund Class F	-	8,189,848	28,078	-	8,402,360
Fidelity Series 1000 Value Index Fund Class F	-	5,329,857	67,385	11,671	5,404,327
Fidelity Series All-Sector Equity Fund Class F	19,606,964	15,536,648	4,183,031	335,943	33,598,764
Fidelity Series Blue Chip Growth Fund Class F	-	27,754,474	1,530,679	30,744	27,893,886
Fidelity Series Commodity Strategy Fund Class F	20,452,316	17,392,023	24,039,186	-	11,244,649
Fidelity Series Emerging Markets Debt Fund Class F	1,267,774	1,943,304	58,476	90,670	2,982,701
Fidelity Series Emerging Markets Fund Class F	10,968,071	14,871,279	447,968	267,894	26,682,362
Fidelity Series Equity-Income Fund Class F	9,261,291	31,756,646	794,941	473,443	41,962,162
Fidelity Series Floating Rate High Income Fund Class F	6,513	42,959	1,885	997	46,561
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,386,524	23,046,302	121,521	175,580	27,679,742
Fidelity Series Growth Company Fund Class F	-	34,661,505	2,585,762	30,834	33,906,685
Fidelity Series High Income Fund Class F	19,306,774	19,601,800	9,205,234	1,147,067	29,753,831
Fidelity Series International Growth Fund Class F	17,734,981	21,849,887	979,897	311,940	42,650,870
Fidelity Series International Small Cap Fund Class F	3,582,563	5,447,140	212,928	80,694	9,471,437
Fidelity Series International Value Fund Class F	17,569,569	22,626,544	1,294,746	907,093	42,680,011
Fidelity Series Intrinsic Opportunities Fund Class F	5,879,837	13,296,275	639,219	219,108	21,077,490
Fidelity Series Investment Grade Bond Fund Class F	307,537	9,906,406	228,610	34,666	9,885,951
Fidelity Series Large Cap Value Fund Class F	11,297,163	11,474,650	20,599,821	230,683	-
Fidelity Series Opportunistic Insights Fund Class F	6,789,237	11,297,038	567,439	26,085	20,837,822
Fidelity Series Real Estate Equity Fund Class F	2,215,807	2,366,807	188,904	57,660	4,067,274
Fidelity Series Real Estate Income Fund Class F	477,858	806,073	29,478	49,134	1,187,181
Fidelity Series Small Cap Discovery Fund Class F	-	5,124,638	91,994	6,162	5,230,251
Fidelity Series Small Cap Opportunities Fund Class F	5,145,422	11,853,364	750,442	11,767	17,032,823
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,314,599	17,848,091	1,413,200	293,255	27,017,189
Fidelity Small Cap Growth Fund Class F	2,691,226	2,030,344	4,985,876	-	-
Fidelity Small Cap Value Fund Class F	2,852,288	1,866,881	4,932,688	11,344	-
Total	$ 208,564,737	$ 363,697,637	$ 151,751,595	$ 5,021,458	$ 450,696,329
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $416,682,242. Net unrealized appreciation aggregated $34,014,087, of which $35,094,279 related to appreciated investment securities and $1,080,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

December 31, 2013

1.907099.104

FF-K-INC-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,710,464	$ 21,602,396
Domestic Equity Funds - 15.9%
Fidelity Series 100 Index Fund Class F (c)	605,569	7,291,056
Fidelity Series 1000 Value Index Fund Class F (c)	336,871	3,496,722
Fidelity Series All-Sector Equity Fund Class F (c)	2,251,561	32,084,747
Fidelity Series Blue Chip Growth Fund Class F (c)	2,292,467	24,414,771
Fidelity Series Equity-Income Fund Class F (c)	2,962,753	36,441,862
Fidelity Series Growth & Income Fund Class F (c)	2,177,398	27,957,790
Fidelity Series Growth Company Fund Class F (c)	2,796,602	29,588,050
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,310,533	18,203,299
Fidelity Series Opportunistic Insights Fund Class F (c)	1,303,894	18,228,441
Fidelity Series Real Estate Equity Fund Class F (c)	266,007	3,133,567
Fidelity Series Small Cap Discovery Fund Class F (c)	446,722	4,650,376
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,108,502	14,986,944
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,978,035	24,547,411
TOTAL DOMESTIC EQUITY FUNDS		245,025,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,259,350)		266,627,432
International Equity Funds - 7.3%

Developed International Equity Funds - 5.7%
Fidelity Series International Growth Fund Class F (c)	2,749,417	39,591,612
Fidelity Series International Small Cap Fund Class F (c)	576,915	8,971,028
Fidelity Series International Value Fund Class F (c)	3,497,122	39,307,657
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		87,870,297
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund Class F (c)	1,406,102	24,719,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $92,649,857)		112,589,571
Bond Funds - 45.5%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F (c)	910,435	$ 9,149,867
Fidelity Series Floating Rate High Income Fund Class F (c)	1,736,155	18,038,646
Fidelity Series High Income Fund Class F (c)	7,349,829	76,952,715
Fidelity Series Real Estate Income Fund Class F (c)	518,253	5,623,047
TOTAL HIGH YIELD BOND FUNDS		109,764,275
Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,407,530	44,295,673
Investment Grade Bond Funds - 35.5%
Fidelity Series Investment Grade Bond Fund Class F (c)	49,276,042	547,456,822
TOTAL BOND FUNDS (Cost $714,844,226)		701,516,770
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	253,958,392	253,958,392
Fidelity Short-Term Bond Fund Class F (c)	24,262,245	208,170,064
TOTAL SHORT-TERM FUNDS (Cost $459,152,066)		462,128,456
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,504,905,499)		1,542,862,229
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,072)
NET ASSETS - 100%		$ 1,542,797,157
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 21,399,323	$ 4,698,745	$ 29,107,261	$ 81,813	$ -
Fidelity Disciplined Equity Fund Class F	4,651,346	42,516	4,916,585	-	-
Fidelity Growth Company Fund Class F	28,422,283	4,359,442	38,072,471	-	-
Fidelity Institutional Money Market Portfolio Class F	339,166,531	30,950,353	116,158,490	260,463	253,958,392
Fidelity Series 100 Index Fund	7,242,026	1,303,565	9,484,959	138,752	-
Fidelity Series 100 Index Fund Class F	-	7,440,345	367,388	-	7,291,056
Fidelity Series 1000 Value Index Fund Class F	-	3,513,479	141,909	11,905	3,496,722
Fidelity Series All-Sector Equity Fund Class F	31,398,973	4,476,636	7,242,500	325,944	32,084,747
Fidelity Series Blue Chip Growth Fund Class F	-	27,086,297	4,276,565	28,539	24,414,771
Fidelity Series Commodity Strategy Fund Class F	29,920,383	3,870,452	9,527,627	-	21,602,396
Fidelity Series Emerging Markets Debt Fund Class F	7,995,783	2,540,472	758,762	322,556	9,149,867
Fidelity Series Emerging Markets Fund Class F	18,984,480	6,917,698	2,169,194	268,709	24,719,274
Fidelity Series Equity-Income Fund Class F	19,446,821	31,121,179	16,660,500	540,234	36,441,862
Fidelity Series Floating Rate High Income Fund Class F	17,924,383	2,296,933	1,772,646	607,458	18,038,646
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	7,114,397	21,829,651	2,748,330	178,443	27,957,790
Fidelity Series Growth Company Fund Class F	-	32,991,400	5,146,961	28,734	29,588,050
Fidelity Series High Income Fund Class F	77,747,119	9,920,096	10,433,752	3,158,308	76,952,715
Fidelity Series Inflation-Protected Bond Index Fund Class F	178,639,922	17,053,537	139,493,969	35,245	44,295,673
Fidelity Series International Growth Fund Class F	31,280,623	9,539,034	5,452,033	324,112	39,591,612
Fidelity Series International Small Cap Fund Class F	6,410,334	3,275,487	1,463,986	82,309	8,971,028
Fidelity Series International Value Fund Class F	31,172,842	17,328,623	13,586,808	885,699	39,307,657
Fidelity Series Intrinsic Opportunities Fund Class F	13,156,895	3,811,388	1,943,328	214,535	18,203,299
Fidelity Series Investment Grade Bond Fund Class F	336,789,194	267,808,283	42,640,320	6,781,774	547,456,822
Fidelity Series Large Cap Value Fund Class F	18,154,852	6,027,561	22,456,911	232,254	-
Fidelity Series Opportunistic Insights Fund Class F	14,233,295	2,721,822	2,610,561	24,101	18,228,441
Fidelity Series Real Estate Equity Fund Class F	2,859,599	968,371	362,244	54,355	3,133,567
Fidelity Series Real Estate Income Fund Class F	5,738,540	939,646	652,188	288,609	5,623,047
Fidelity Series Small Cap Discovery Fund Class F	-	4,637,825	174,069	5,902	4,650,376
Fidelity Series Small Cap Opportunities Fund Class F	8,187,311	7,531,289	1,642,389	10,956	14,986,944
Fidelity Series Stock Selector Large Cap Value Fund Class F	19,520,184	8,837,804	5,861,757	277,599	24,547,411
Fidelity Short-Term Bond Fund Class F	279,344,533	25,530,807	96,062,983	1,841,549	208,170,064
Fidelity Small Cap Growth Fund Class F	4,297,566	711,474	5,372,147	-	-
Fidelity Small Cap Value Fund Class F	4,588,276	524,676	5,381,089	12,379	-
Total	$ 1,565,787,814	$ 572,606,886	$ 604,142,682	$ 17,023,236	$ 1,542,862,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,506,081,059. Net unrealized appreciation aggregated $36,781,170, of which $59,530,635 related to appreciated investment securities and $22,749,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014